UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6093
Name of Registrant: Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2011 – December 31, 2011
Item 1: Reports to Shareholders

Annual Report | December 31, 2011

Vanguard Institutional Index Fund

> For the fiscal year ended December 31, 2011, both share classes of Vanguard

Institutional Index Fund returned about 2% in 2011.

> The fund closely tracked its benchmark index, the S&P 500 Index; the returns for the fund and the index were almost 3 percentage points higher than the average return of large-cap core funds.

> Holdings in consumer staples, health care, and utilities contributed most to performance.

Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	9
About Your Fund’s Expenses.	24
Glossary.	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	2.09%
Institutional Plus Shares	2.12
S&P 500 Index	2.11
Large-Cap Core Funds Average	-0.72
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2010 , Through December 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Index Fund
Institutional Shares	$115.01	$115.04	$2.360	$0.000
Institutional Plus Shares	115.01	115.05	2.386	0.000

1

Chairman’s Letter

Dear Shareholder,

Concerns over slowing economic growth, the natural and nuclear disasters in Japan, and debt issues at home and abroad weighed on investors in 2011. Stock markets across the globe suffered the consequences, but U.S. stocks fared significantly better than their international counterparts.

In this volatile environment, Vanguard Institutional Index Fund returned about 2% for the year. The fund closely tracked its benchmark, the Standard & Poor’s 500 Index; the average return of its peer group was about 3 percentage points lower.

Big dramas and small numbers in the U.S. stock market

The broad U.S. stock market finished 2011 with a modestly positive return, a result that seems surprisingly low-key in light of the economic and political dramas that monopolized investors’ attention for much of the year.

Stock prices rallied and retreated as early optimism about the global economic outlook traded places with anxiety about Europe’s debt crisis and the contentious negotiations in Washington over raising the U.S. debt ceiling to avoid default. The policymaking strife prompted Standard & Poor’s to downgrade the U.S. credit rating. (Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.) By year-end, stock prices were again on the rise, with investors refocused on signs of economic improvement.

2

International stock prices finished the year with a double-digit decline. The weaker performance of stocks outside the United States reflected the greater economic and financial challenges in Europe, Japan’s struggles with natural and nuclear disaster, and skittishness about emerging markets.

As yields fell, bonds delivered unexpectedly strong returns

Bond returns were also a surprise, mainly because so little was expected of them. At the end of 2010, bond yields hovered near historical lows, suggesting that the scope for further declines—and rallies in bond prices—was limited. During 2011, however, rates moved lower still as investors sought shelter from stock market turmoil. The broad U.S. bond market returned 7.84%. Municipal bonds, which were battered at the end of 2010, produced even stronger returns than taxable bonds in 2011.

The returns of the 3-month U.S. Treasury bill and other money market instruments approached 0%, which was consistent with the Federal Reserve Board’s interest rate policy but nevertheless a disappointment for savers.

Your fund produced modest returns despite rocky conditions

As I mentioned previously, the period covered in this report was marked by volatility. After climbing 9% in the first few months of the year, the S&P 500 Index experienced double-digit declines in the middle of the period. When stocks

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	1.50%	14.81%	-0.02%
Russell 2000 Index (Small-caps)	-4.18	15.63	0.15
Dow Jones U.S. Total Stock Market Index	0.52	15.24	0.28
MSCI All Country World Index ex USA (International)	-13.71	10.70	-2.92

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	7.84%	6.77%	6.50%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	10.70	8.57	5.22
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.11	1.36

CPI
Consumer Price Index	2.96%	2.39%	2.26%

3

bounced back in the final few months of the year, the index recovered only some of its earlier gains.

Vanguard Institutional Index Fund met its primary objective of closely tracking the S&P 500 Index for the period. The index’s top-performing sectors—consumer staples, health care, and utilities—benefited from the period’s mostly bearish environment. The goods and services provided by companies in these sectors are typically things that consumers can’t do without, regardless of economic conditions. For this reason, investors often consider them safe havens during volatile times.

Consumer staples contributed most to performance, adding 1.2 percentage points to the fund’s total return. Stocks of tobacco and food companies produced double-digit returns. Pharmaceutical companies had the highest contribution to returns in the health care industry, while electric companies had the highest contribution to returns among utilities stocks.

Holdings in the financial sector—the index’s worst performer for the period—detracted about 3 percentage points from returns. Financial services companies faced several challenges throughout the year, including more stringent financial regulations, a sluggish U.S. recovery, low interest rates, and the ongoing anxiety over the European debt crisis and its potential impact on the global banking system. Stocks in the materials sector also weighed on performance.

Your fund continues to post competitive long-term results

For the ten-year period ended December 31, Institutional Shares of the Institutional Index Fund returned an average of 2.94% a year. These results were in line with those of the S&P 500 Index, which as an unmanaged benchmark has no transaction costs or operating expenses. The average annual return for large-cap core funds was 1.45%.

While I realize that the fund’s average annual return for the past ten years is far from generous by historical standards, it’s important to put that result in context. Over the past decade, equity funds have endured several traumatic events—most notably the bursting of the technology bubble in the early 2000s and the more recent financial crisis and global recession.

As we know, an index fund doesn’t try to outperform the market; its primary objective is to closely track its target index. That the fund has met this objective over the last ten years can be attributed to the superior index-management skills of its advisor, Vanguard Quantitative Equity Group. The advisor is helped in this task by the fund’s ultralow expenses.

The fund’s low costs also let investors keep more of the return on their investment—a factor that’s especially important during periods when the market’s returns are unimpressive.

4

A balanced portfolio can help defend against volatility

Over the past several years, the financial markets have taken us on a wild roller-coaster ride—stocks have soared one day and plunged the next. We’ve come to learn that periods of extreme volatility really aren’t that unusual.

Research shows that a balanced portfolio that’s diversified across asset classes can help reduce volatility. In strong markets, the equity portion of a balanced portfolio can offer investors the opportunity for long-term growth. In volatile times like those we’ve experienced in recent years, bonds and short-term investments can provide a cushion from dramatic swings in the stock market.

For these reasons, Vanguard encourages clients to develop or maintain a mix of stock, bond, and money market funds tailored to the long-term goals of your organization.

We believe that the Institutional Index Fund, with its low costs and broad exposure to the large-cap segment of the U.S. stock market, is a suitable core investment for an institutional portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 13, 2012

Total Returns
Ten Years Ended December 31, 2011
Average
Annual Return
Institutional Index Fund Institutional Shares	2.94%
S&P 500 Index	2.92
Large-Cap Core Funds Average	1.45
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Institutional Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VINIX	VIIIX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC Yield	2.19%	2.21%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	503	500	3,745
Median Market Cap $52.0B		$52.0B	$31.3B
Price/Earnings Ratio	14.2x	14.1x	15.0x
Price/Book Ratio	2.1x	2.1x	2.1x
Return on Equity	20.8%	20.6%	19.0%
Earnings Growth Rate	7.4%	7.4%	7.1%
Dividend Yield	2.2%	2.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	5%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer
Discretionary	10.7%	10.7%	12.2%
Consumer Staples	11.5	11.5	10.6
Energy	12.3	12.3	10.8
Financials	13.6	13.6	15.0
Health Care	11.9	11.8	11.4
Industrials	10.7	10.7	11.1
Information
Technology	18.9	19.0	18.7
Materials	3.5	3.5	4.1
Telecommunication
Services	3.0	3.0	2.5
Utilities	3.9	3.9	3.6

Volatility Measures
		DJ
		U.S.Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.00	0.97
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.5%
Apple Inc.	Computer
	Hardware	3.3
International Business	IT Consulting &
Machines Corp.	Other Services	1.9
Chevron Corp.	Integrated Oil &
	Gas	1.8
Microsoft Corp.	Systems Software	1.7
General Electric Co.	Industrial
	Conglomerates	1.7
Procter & Gamble Co.	Household
	Products	1.6
AT&T Inc.	Integrated
	Telecommunication
	Services	1.6
Johnson & Johnson	Pharmaceuticals	1.6
Pfizer Inc.	Pharmaceuticals	1.5
Top Ten		20.2%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated June 1, 2011. For the fiscal year ended December 31, 2011, the expense ratios were 0.044% for Institutional Shares and 0.022% for Institutional Plus Shares.

6

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $5,000,000

		Average Annual Total Returns
		Periods Ended December 31, 2011
					Final Value
		One	Five	Ten	of a $5,000,000
		Year	Years	Years	Investment
	Institutional Index Fund Institutional
	Shares	2.09%	-0.22%	2.94%	$6,680,107
••••••••	Dow Jones U.S. Total Stock Market
	Index	0.52	0.28	3.90	7,328,259
– – – –	S&P 500 Index	2.11	-0.25	2.92	6,667,591
	Large-Cap Core Funds Average	-0.72	-1.20	1.45	5,773,207
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $200,000,000
	Year	Years	Years	Investment
Institutional Index Fund Institutional Plus
Shares	2.12%	-0.20%	2.97%	$267,881,370
Dow Jones U.S. Total Stock Market Index	0.52	0.28	3.90	293,130,341
S&P 500 Index	2.11	-0.25	2.92	266,703,645

See Financial Highlights for dividend and capital gains information.

7

Institutional Index Fund

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

8

Institutional Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (10.6%)
	McDonald’s Corp.	8,355,873	838,345
	Walt Disney Co.	14,670,684	550,151
	Home Depot Inc.	12,588,609	529,225
*	Amazon.com Inc.	2,970,855	514,255
	Comcast Corp. Class A	21,407,119	507,563
*	Ford Motor Co.	31,031,383	333,898
	News Corp. Class A	17,907,681	319,473
	Time Warner Inc.	8,173,047	295,374
	NIKE Inc. Class B	3,029,080	291,912
	Target Corp.	5,484,289	280,905
	Starbucks Corp.	6,086,963	280,061
	Lowe’s Cos. Inc.	10,228,402	259,597
*	DIRECTV Class A	5,761,923	246,380
	Yum! Brands Inc.	3,760,455	221,904
	Viacom Inc. Class B	4,509,289	204,767
	TJX Cos. Inc.	3,079,715	198,796
*	priceline.com Inc.	406,531	190,139
	Johnson Controls Inc.	5,555,932	173,678
	Time Warner Cable Inc.	2,605,664	165,642
	Coach Inc.	2,383,050	145,461
	CBS Corp. Class B	5,343,615	145,026
	Carnival Corp.	3,695,116	120,609
*	Bed Bath & Beyond Inc.	1,960,291	113,638
	Macy’s Inc.	3,427,839	110,308
	McGraw-Hill Cos. Inc.	2,395,783	107,738
	Kohl’s Corp.	2,069,339	102,122
	Omnicom Group Inc.	2,252,560	100,419
	VF Corp.	712,289	90,454
	Ross Stores Inc.	1,888,828	89,776
*	Discovery
	Communications Inc.
	Class A	2,158,111	88,418
*	Chipotle Mexican Grill Inc.
	Class A	255,540	86,306
*	O’Reilly Automotive Inc.	1,048,447	83,823
	Limited Brands Inc.	2,008,371	81,038
*	Dollar Tree Inc.	972,342	80,811

	Staples Inc.	5,711,258	79,329
	Genuine Parts Co.	1,270,893	77,779
	Mattel Inc.	2,766,638	76,802
	Starwood Hotels &
	Resorts Worldwide Inc.	1,569,143	75,272
*	AutoZone Inc.	227,992	74,091
	Harley-Davidson Inc.	1,897,458	73,754
	Ralph Lauren Corp.
	Class A	526,571	72,709
	Wynn Resorts Ltd.	646,927	71,479
	Tiffany & Co.	1,037,150	68,722
	Nordstrom Inc.	1,320,919	65,663
	Marriott International Inc.
	Class A	2,188,932	63,851
*	BorgWarner Inc.	896,273	57,128
*	CarMax Inc.	1,849,853	56,383
	Best Buy Co. Inc.	2,396,029	55,995
	Family Dollar Stores Inc.	958,766	55,282
	Gap Inc.	2,835,012	52,589
*	Apollo Group Inc. Class A	948,867	51,115
	Darden Restaurants Inc.	1,076,795	49,080
	Wyndham
	Worldwide Corp.	1,245,967	47,135
	International
	Game Technology	2,431,088	41,815
	JC Penney Co. Inc.	1,167,869	41,051
	H&R Block Inc.	2,391,459	39,052
	Newell Rubbermaid Inc.	2,364,362	38,184
	Interpublic Group of
	Cos. Inc.	3,764,946	36,633
	Abercrombie & Fitch Co.	701,752	34,274
	Scripps Networks
	Interactive Inc. Class A	795,016	33,725
*	Netflix Inc.	452,497	31,353
	Hasbro Inc.	947,729	30,223
	Whirlpool Corp.	623,854	29,602
	DR Horton Inc.	2,269,669	28,620
*	Goodyear Tire &
	Rubber Co.	1,994,562	28,263
*	GameStop Corp. Class A	1,131,647	27,307

9

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Leggett & Platt Inc.	1,137,457	26,207
	Gannett Co. Inc.	1,947,836	26,043
	Lennar Corp. Class A	1,314,813	25,836
	Cablevision
	Systems Corp. Class A	1,805,269	25,671
*	Urban Outfitters Inc.	908,081	25,027
	Expedia Inc.	775,197	22,496
	Harman International
	Industries Inc.	573,397	21,812
*	Big Lots Inc.	535,992	20,239
	Comcast Corp.	844,535	19,897
*	TripAdvisor Inc.	774,609	19,528
	DeVry Inc.	495,221	19,046
*	PulteGroup Inc.	2,756,197	17,392
	Washington Post Co.
	Class B	39,802	14,998
*,^	AutoNation Inc.	387,384	14,283
*,^	Sears Holdings Corp.	314,728	10,002
*	Orchard Supply Hardware
	Stores Corp. Class A	14,084	103
*	Orchard Supply Hardware
	Stores Corp. Pfd.	14,084	3
			9,920,855
Consumer Staples (11.5%)
	Procter & Gamble Co.	22,468,135	1,498,849
	Coca-Cola Co.	18,547,808	1,297,790
	Philip Morris
	International Inc.	14,184,777	1,113,221
	Wal-Mart Stores Inc.	14,263,149	852,366
	PepsiCo Inc.	12,767,468	847,122
	Kraft Foods Inc.	14,427,981	539,029
	Altria Group Inc.	16,792,309	497,892
	CVS Caremark Corp.	10,629,585	433,475
	Colgate-Palmolive Co.	3,952,411	365,163
	Costco Wholesale Corp.	3,538,944	294,865
	Walgreen Co.	7,262,116	240,086
	Kimberly-Clark Corp.	3,218,251	236,735
	General Mills Inc.	5,254,392	212,330
	Archer-Daniels-Midland Co.	5,454,581	156,001
	HJ Heinz Co.	2,614,996	141,314
	Sysco Corp.	4,816,908	141,280
	Lorillard Inc.	1,102,488	125,684
	Kroger Co.	4,876,111	118,099
	Reynolds American Inc.	2,760,559	114,342
	Mead Johnson
	Nutrition Co.	1,662,299	114,250
	Estee Lauder Cos. Inc.
	Class A	912,008	102,437
	Kellogg Co.	2,023,522	102,330
	Sara Lee Corp.	4,823,520	91,261
	Whole Foods Market Inc.	1,305,120	90,810
	ConAgra Foods Inc.	3,384,389	89,348
	Hershey Co.	1,249,778	77,211
	JM Smucker Co.	929,649	72,671
	Clorox Co.	1,077,598	71,725

	Dr Pepper Snapple
	Group Inc.	1,750,340	69,104
	Brown-Forman Corp.
	Class B	823,902	66,332
	Coca-Cola Enterprises Inc.	2,548,385	65,697
	Beam Inc.	1,269,840	65,054
	Avon Products Inc.	3,519,300	61,482
	Safeway Inc.	2,776,333	58,414
	Molson Coors
	Brewing Co. Class B	1,286,781	56,027
	McCormick & Co. Inc.	1,083,753	54,643
	Tyson Foods Inc. Class A	2,385,207	49,231
	Campbell Soup Co.	1,464,119	48,667
	Hormel Foods Corp.	1,125,818	32,975
*	Constellation Brands Inc.
	Class A	1,421,207	29,376
*	Dean Foods Co.	1,503,069	16,834
^	SUPERVALU Inc.	1,737,360	14,107
			10,725,629
Energy (12.2%)
	Exxon Mobil Corp.	39,143,016	3,317,762
	Chevron Corp.	16,263,115	1,730,395
	ConocoPhillips	10,842,626	790,102
	Schlumberger Ltd.	10,960,197	748,691
	Occidental
	Petroleum Corp.	6,629,281	621,164
	Anadarko Petroleum Corp.	4,066,405	310,389
	Apache Corp.	3,136,167	284,074
	Halliburton Co.	7,513,981	259,307
	National Oilwell Varco Inc.	3,461,146	235,323
	EOG Resources Inc.	2,195,418	216,271
	Devon Energy Corp.	3,298,016	204,477
	Baker Hughes Inc.	3,564,251	173,365
	Marathon Oil Corp.	5,746,464	168,199
	El Paso Corp.	6,297,228	167,317
	Spectra Energy Corp.	5,310,922	163,311
	Williams Cos. Inc.	4,813,419	158,939
	Hess Corp.	2,433,432	138,219
	Noble Energy Inc.	1,433,517	135,310
	Chesapeake Energy Corp.	5,383,159	119,991
*	FMC Technologies Inc.	1,945,596	101,618
*	Cameron
	International Corp.	2,002,181	98,487
	Marathon Petroleum Corp.	2,911,104	96,911
	Valero Energy Corp.	4,570,301	96,205
*	Southwestern Energy Co.	2,836,539	90,599
	Pioneer Natural
	Resources Co.	999,202	89,409
	Murphy Oil Corp.	1,580,247	88,083
	Range Resources Corp.	1,277,176	79,108
	Peabody Energy Corp.	2,212,823	73,266
	Consol Energy Inc.	1,853,099	68,009
	EQT Corp.	1,220,895	66,893
	Cabot Oil & Gas Corp.	853,578	64,786
	Noble Corp.	2,062,334	62,324

10

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Helmerich & Payne Inc.	874,770	51,052
*	Denbury Resources Inc.	3,245,604	49,009
	QEP Resources Inc.	1,445,417	42,351
*	Newfield Exploration Co.	1,082,124	40,828
*	Nabors Industries Ltd.	2,348,848	40,729
*	Alpha Natural
	Resources Inc.	1,794,655	36,665
	Sunoco Inc.	872,342	35,783
	Diamond Offshore
	Drilling Inc.	567,746	31,374
*	Rowan Cos. Inc.	1,020,259	30,944
*	Tesoro Corp.	1,160,949	27,120
			11,404,159
Financials (13.6%)
	Wells Fargo & Co.	43,065,395	1,186,882
	JPMorgan Chase & Co.	31,030,826	1,031,775
*	Berkshire Hathaway Inc.
	Class B	13,218,475	1,008,570
	Citigroup Inc.	23,875,574	628,166
	Bank of America Corp.	82,771,234	460,208
	US Bancorp	15,584,291	421,555
	American Express Co.	8,251,755	389,235
	Goldman Sachs Group Inc.	4,020,754	363,597
	Simon Property Group Inc.	2,399,129	309,344
	MetLife Inc.	8,636,965	269,301
	PNC Financial Services
	Group Inc.	4,296,493	247,779
	Travelers Cos. Inc.	3,370,549	199,435
	Bank of New York
	Mellon Corp.	9,903,557	197,180
	Prudential Financial Inc.	3,855,016	193,213
	ACE Ltd.	2,750,444	192,861
	American Tower Corp.	3,209,439	192,598
	Morgan Stanley	12,120,720	183,386
	Aflac Inc.	3,811,761	164,897
	State Street Corp.	4,018,447	161,984
	Capital One Financial Corp.	3,753,669	158,743
	Chubb Corp.	2,270,594	157,170
	Public Storage	1,159,295	155,879
	BlackRock Inc.	811,955	144,723
	BB&T Corp.	5,692,232	143,273
	Marsh & McLennan
	Cos. Inc.	4,392,993	138,906
	Equity Residential	2,422,176	138,137
	HCP Inc.	3,330,189	137,970
	CME Group Inc.	542,505	132,192
	Ventas Inc.	2,351,246	129,624
	Aon Corp.	2,639,930	123,549
	Boston Properties Inc.	1,205,398	120,058
	T Rowe Price Group Inc.	2,064,349	117,565
	Vornado Realty Trust	1,506,431	115,784
	Franklin Resources Inc.	1,189,225	114,237
	Allstate Corp.	4,126,471	113,107
	Discover
	Financial Services	4,488,259	107,718

	ProLogis Inc.	3,741,764	106,977
	AvalonBay
	Communities Inc.	776,363	101,393
	Charles Schwab Corp.	8,818,692	99,298
	Progressive Corp.	5,035,723	98,247
	Fifth Third Bancorp	7,510,267	95,531
	Loews Corp.	2,493,180	93,868
	Ameriprise Financial Inc.	1,849,241	91,796
*	Berkshire Hathaway Inc.
	Class A	759	87,099
	Host Hotels & Resorts Inc.	5,766,805	85,176
	Health Care REIT Inc.	1,550,167	84,531
	American International
	Group Inc.	3,566,734	82,748
	Weyerhaeuser Co.	4,379,911	81,773
	M&T Bank Corp.	1,025,642	78,297
	Northern Trust Corp.	1,967,737	78,040
	SunTrust Banks Inc.	4,387,621	77,661
	Invesco Ltd.	3,686,552	74,063
*	IntercontinentalExchange
	Inc.	593,729	71,574
	Principal Financial
	Group Inc.	2,494,358	61,361
	KeyCorp	7,783,226	59,853
	Hartford Financial
	Services Group Inc.	3,641,271	59,171
	NYSE Euronext	2,141,998	55,906
	SLM Corp.	4,156,243	55,694
	Kimco Realty Corp.	3,322,669	53,960
	Moody’s Corp.	1,595,143	53,724
	XL Group plc Class A	2,617,972	51,757
	Unum Group	2,387,103	50,296
	Plum Creek
	Timber Co. Inc.	1,317,248	48,159
	Lincoln National Corp.	2,464,359	47,858
	Regions Financial Corp.	10,283,619	44,220
	Comerica Inc.	1,622,834	41,869
	Cincinnati Financial Corp.	1,327,264	40,428
*	CBRE Group Inc. Class A	2,649,214	40,321
	Huntington
	Bancshares Inc.	7,058,576	38,752
	People’s United
	Financial Inc.	2,945,231	37,846
	Leucadia National Corp.	1,617,620	36,785
	Torchmark Corp.	832,181	36,108
	Assurant Inc.	751,824	30,870
	Hudson City Bancorp Inc.	4,305,737	26,911
*	Genworth Financial Inc.
	Class A	4,014,162	26,293
*	NASDAQ OMX Group Inc.	1,045,125	25,616
	Zions Bancorporation	1,507,210	24,537
	Legg Mason Inc.	1,018,664	24,499
	Apartment Investment
	& Management Co.	988,445	22,645
	First Horizon
	National Corp.	2,157,885	17,263

11

Institutional Index Fund

			Market
			Value
		Shares	($000)
*	E*Trade Financial Corp.	2,079,468	16,553
	Federated Investors Inc.
	Class B	755,883	11,452
			12,679,380
Health Care (11.8%)
	Johnson & Johnson	22,301,142	1,462,509
	Pfizer Inc.	62,774,440	1,358,439
	Merck & Co. Inc.	24,890,556	938,374
	Abbott Laboratories	12,721,526	715,331
	Bristol-Myers Squibb Co.	13,837,827	487,645
	UnitedHealth Group Inc.	8,705,363	441,188
	Amgen Inc.	6,477,677	415,932
	Eli Lilly & Co.	8,319,728	345,768
	Medtronic Inc.	8,618,214	329,647
*	Gilead Sciences Inc.	6,133,944	251,062
*	Celgene Corp.	3,625,339	245,073
	Baxter International Inc.	4,604,586	227,835
	Allergan Inc.	2,490,756	218,539
*	Biogen Idec Inc.	1,983,561	218,291
	WellPoint Inc.	2,840,529	188,185
*	Express Scripts Inc.	3,972,930	177,550
	Covidien plc	3,939,569	177,320
*	Medco Health
	Solutions Inc.	3,161,448	176,725
	McKesson Corp.	2,005,100	156,217
*	Intuitive Surgical Inc.	318,432	147,437
*	Thermo Fisher
	Scientific Inc.	3,088,910	138,908
	Stryker Corp.	2,656,186	132,039
	Becton Dickinson and Co.	1,754,768	131,116
	Aetna Inc.	2,958,199	124,806
	Humana Inc.	1,335,051	116,964
	Cardinal Health Inc.	2,821,053	114,563
*	Agilent Technologies Inc.	2,835,141	99,031
	Cigna Corp.	2,330,830	97,895
	St. Jude Medical Inc.	2,606,205	89,393
	AmerisourceBergen Corp.
	Class A	2,109,133	78,439
*	Zimmer Holdings Inc.	1,463,756	78,194
	Quest Diagnostics Inc.	1,288,759	74,825
*	Mylan Inc.	3,484,337	74,774
	Perrigo Co.	760,850	74,031
*	Cerner Corp.	1,190,182	72,899
*	Laboratory Corp. of
	America Holdings	809,070	69,556
*	Forest Laboratories Inc.	2,182,323	66,037
*	Edwards
	Lifesciences Corp.	931,844	65,881
*	Boston Scientific Corp.	12,102,825	64,629
*	Watson
	Pharmaceuticals Inc.	1,038,231	62,647
*	Varian Medical
	Systems Inc.	919,494	61,726
	CR Bard Inc.	700,751	59,914
*	DaVita Inc.	763,749	57,900

*	Life Technologies Corp.	1,455,966	56,652
*	Waters Corp.	731,906	54,198
*	CareFusion Corp.	1,835,001	46,627
*	Hospira Inc.	1,345,451	40,861
	DENTSPLY
	International Inc.	1,156,288	40,458
*	Coventry Health Care Inc.	1,177,864	35,772
	Patterson Cos. Inc.	715,772	21,130
	PerkinElmer Inc.	923,156	18,463
*	Tenet Healthcare Corp.	3,552,478	18,224
			11,017,619
Industrials (10.6%)
	General Electric Co.	86,215,012	1,544,111
	United Parcel Service Inc.
	Class B	7,880,364	576,764
	United Technologies Corp.	7,399,278	540,813
	Caterpillar Inc.	5,280,341	478,399
	3M Co.	5,723,272	467,763
	Boeing Co.	6,069,399	445,190
	Union Pacific Corp.	3,944,914	417,924
	Honeywell
	International Inc.	6,316,546	343,304
	Emerson Electric Co.	6,008,139	279,919
	Deere & Co.	3,380,083	261,449
	Danaher Corp.	4,651,963	218,828
	FedEx Corp.	2,590,294	216,315
	Norfolk Southern Corp.	2,744,589	199,971
	Precision Castparts Corp.	1,177,428	194,028
	General Dynamics Corp.	2,908,087	193,126
	Illinois Tool Works Inc.	3,945,733	184,305
	CSX Corp.	8,573,796	180,564
	Tyco International Ltd.	3,772,218	176,200
	Lockheed Martin Corp.	2,166,722	175,288
	Cummins Inc.	1,574,665	138,602
	Raytheon Co.	2,826,094	136,726
	Goodrich Corp.	1,022,514	126,485
	Northrop Grumman Corp.	2,133,453	124,764
	Waste Management Inc.	3,758,611	122,944
	Eaton Corp.	2,728,982	118,793
	PACCAR Inc.	2,925,047	109,602
	Fastenal Co.	2,410,544	105,124
	Parker Hannifin Corp.	1,234,140	94,103
	CH Robinson
	Worldwide Inc.	1,341,265	93,594
	Stanley Black &
	Decker Inc.	1,379,309	93,241
	WW Grainger Inc.	495,455	92,744
	Dover Corp.	1,513,552	87,862
	Rockwell Automation Inc.	1,159,347	85,061
	Ingersoll-Rand plc	2,548,896	77,665
	Expeditors International
	of Washington Inc.	1,732,269	70,954
	Republic Services Inc.
	Class A	2,572,472	70,872
	Cooper Industries plc	1,291,546	69,937

12

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Fluor Corp.	1,385,962	69,645
	Roper Industries Inc.	788,206	68,472
	Rockwell Collins Inc.	1,236,248	68,451
	Joy Global Inc.	858,060	64,329
	Southwest Airlines Co.	6,359,200	54,435
	L-3 Communications
	Holdings Inc.	815,249	54,361
*	Stericycle Inc.	695,233	54,173
	Pall Corp.	940,553	53,753
	Iron Mountain Inc.	1,515,432	46,675
	Flowserve Corp.	453,830	45,074
*	Jacobs Engineering
	Group Inc.	1,046,595	42,471
	Textron Inc.	2,272,295	42,015
	Xylem Inc.	1,508,512	38,754
	Equifax Inc.	988,982	38,313
*	Quanta Services Inc.	1,716,497	36,973
	Robert Half
	International Inc.	1,168,274	33,249
	Cintas Corp.	900,057	31,331
	Masco Corp.	2,920,838	30,610
	Pitney Bowes Inc.	1,629,713	30,215
	Dun & Bradstreet Corp.	396,926	29,702
	Avery Dennison Corp.	858,533	24,623
	Snap-on Inc.	475,738	24,082
	Ryder System Inc.	418,022	22,214
	RR Donnelley & Sons Co.	1,536,094	22,166
			9,939,420
Information Technology (18.9%)
*	Apple Inc.	7,589,909	3,073,913
	International Business
	Machines Corp.	9,624,969	1,769,839
	Microsoft Corp.	61,140,260	1,587,201
*	Google Inc. Class A	2,063,074	1,332,540
	Intel Corp.	41,582,810	1,008,383
	Oracle Corp.	32,132,898	824,209
	Cisco Systems Inc.	43,900,893	793,728
	Qualcomm Inc.	13,727,050	750,870
	Visa Inc. Class A	4,153,265	421,681
	Hewlett-Packard Co.	16,225,954	417,981
*	EMC Corp.	16,658,574	358,826
	Mastercard Inc. Class A	870,616	324,583
*	eBay Inc.	9,382,235	284,563
	Accenture plc Class A	5,233,802	278,595
	Texas Instruments Inc.	9,330,743	271,618
	Automatic Data
	Processing Inc.	3,990,668	215,536
*	Dell Inc.	12,469,711	182,432
	Corning Inc.	12,833,421	166,578
*	Yahoo! Inc.	10,127,973	163,364
*	Cognizant Technology
	Solutions Corp. Class A	2,467,038	158,655
	Intuit Inc.	2,427,389	127,656
	Broadcom Corp. Class A	3,961,200	116,301
	Applied Materials Inc.	10,661,177	114,181

*	Adobe Systems Inc.	4,008,467	113,319
*	Salesforce.com Inc.	1,110,589	112,680
	Motorola Solutions Inc.	2,339,113	108,278
	TE Connectivity Ltd.	3,465,793	106,781
*	NetApp Inc.	2,928,341	106,211
	Altera Corp.	2,620,163	97,208
*	SanDisk Corp.	1,963,048	96,602
*	Symantec Corp.	6,018,979	94,197
*	Citrix Systems Inc.	1,523,570	92,511
	Western Union Co.	5,055,940	92,322
	Xerox Corp.	11,326,412	90,158
*	Juniper Networks Inc.	4,295,104	87,663
	Analog Devices Inc.	2,432,953	87,051
*	Motorola Mobility
	Holdings Inc.	2,152,307	83,510
	Paychex Inc.	2,633,283	79,288
*	NVIDIA Corp.	4,988,956	69,147
*	F5 Networks Inc.	648,984	68,870
	Xilinx Inc.	2,144,117	68,740
*	Fiserv Inc.	1,150,054	67,554
*	Teradata Corp.	1,367,532	66,339
	KLA-Tencor Corp.	1,361,438	65,689
*	Red Hat Inc.	1,575,376	65,047
	Amphenol Corp. Class A	1,354,045	61,460
	CA Inc.	3,021,328	61,076
*	Western Digital Corp.	1,909,927	59,112
	Microchip Technology Inc.	1,561,723	57,206
*	Autodesk Inc.	1,852,773	56,195
	Linear Technology Corp.	1,859,987	55,855
*	Electronic Arts Inc.	2,707,724	55,779
	Fidelity National
	Information Services Inc.	1,981,862	52,698
*	Micron Technology Inc.	8,067,261	50,743
*	Akamai Technologies Inc.	1,465,655	47,311
	VeriSign Inc.	1,298,563	46,385
*	BMC Software Inc.	1,389,563	45,550
	Harris Corp.	945,477	34,075
	FLIR Systems Inc.	1,273,741	31,933
	Computer Sciences Corp.	1,265,729	29,998
	Jabil Circuit Inc.	1,497,750	29,446
*	SAIC Inc.	2,258,285	27,754
*	LSI Corp.	4,608,268	27,419
	Molex Inc.	1,119,821	26,719
	Total System Services Inc.	1,325,365	25,924
*	Advanced Micro
	Devices Inc.	4,786,383	25,847
*	Novellus Systems Inc.	544,391	22,478
*	Teradyne Inc.	1,505,028	20,514
*	JDS Uniphase Corp.	1,870,350	19,527
	Lexmark International Inc.
	Class A	587,159	19,417
*,^	First Solar Inc.	481,019	16,239
*	Compuware Corp.	1,929	16
			17,669,074

13

Institutional Index Fund

			Market
			Value
		Shares	($000)
Materials (3.5%)
	EI du Pont de Nemours
	& Co.	7,544,833	345,402
	Monsanto Co.	4,372,264	306,364
	Freeport-McMoRan
	Copper & Gold Inc.	7,740,808	284,784
	Dow Chemical Co.	9,650,839	277,558
	Praxair Inc.	2,447,865	261,677
	Newmont Mining Corp.	4,040,541	242,473
	Air Products &
	Chemicals Inc.	1,718,648	146,412
	Ecolab Inc.	2,450,866	141,685
	Mosaic Co.	2,431,317	122,611
	International Paper Co.	3,568,807	105,637
	PPG Industries Inc.	1,260,930	105,275
	Nucor Corp.	2,586,204	102,336
	CF Industries Holdings Inc.	533,888	77,403
	Alcoa Inc.	8,695,322	75,214
	Cliffs Natural
	Resources Inc.	1,167,760	72,810
	Sherwin-Williams Co.	703,401	62,793
	Sigma-Aldrich Corp.	983,843	61,451
	FMC Corp.	575,203	49,490
	Ball Corp.	1,328,443	47,439
	Eastman Chemical Co.	1,123,678	43,891
	Airgas Inc.	557,863	43,558
	MeadWestvaco Corp.	1,394,617	41,769
	Vulcan Materials Co.	1,055,719	41,543
	Allegheny
	Technologies Inc.	868,237	41,502
	International Flavors &
	Fragrances Inc.	660,781	34,638
^	United States Steel Corp.	1,175,674	31,108
	Sealed Air Corp.	1,567,525	26,977
*	Owens-Illinois Inc.	1,343,022	26,028
	Bemis Co. Inc.	842,067	25,329
	Titanium Metals Corp.	673,544	10,090
			3,255,247
Telecommunication Services (2.9%)
	AT&T Inc.	48,393,347	1,463,415
	Verizon
	Communications Inc.	23,119,716	927,563
	CenturyLink Inc.	5,043,708	187,626
*	Sprint Nextel Corp.	24,474,274	57,270
	Windstream Corp.	4,760,248	55,885
	Frontier
	Communications Corp.	8,131,114	41,875
*	MetroPCS
	Communications Inc.	2,395,108	20,790
			2,754,424

Utilities (3.8%)
Southern Co.	7,038,612	325,817
Dominion Resources Inc.	4,651,272	246,889
Duke Energy Corp.	10,883,625	239,440
Exelon Corp.	5,414,171	234,813
NextEra Energy Inc.	3,450,459	210,064
American Electric
Power Co. Inc.	3,943,561	162,908
FirstEnergy Corp.	3,414,993	151,284
Consolidated Edison Inc.	2,391,805	148,364
PPL Corp.	4,722,899	138,948
PG&E Corp.	3,314,294	136,615
Public Service Enterprise
Group Inc.	4,130,828	136,359
Progress Energy Inc.	2,409,050	134,955
Edison International	2,660,326	110,137
Xcel Energy Inc.	3,959,898	109,452
Sempra Energy	1,956,812	107,625
Entergy Corp.	1,438,078	105,052
DTE Energy Co.	1,382,594	75,282
ONEOK Inc.	840,877	72,896
CenterPoint Energy Inc.	3,479,556	69,904
Wisconsin Energy Corp.	1,889,047	66,041
Ameren Corp.	1,979,049	65,566
Constellation Energy
Group Inc.	1,646,052	65,299
* AES Corp.	5,266,543	62,356
NiSource Inc.	2,295,072	54,646
Northeast Utilities	1,445,363	52,134
CMS Energy Corp.	2,058,610	45,454
Pinnacle West
Capital Corp.	891,934	42,973
SCANA Corp.	942,195	42,455
AGL Resources Inc.	952,978	40,273
Pepco Holdings Inc.	1,854,341	37,643
Integrys Energy Group Inc.	636,315	34,475
* NRG Energy Inc.	1,877,191	34,015
TECO Energy Inc.	1,763,123	33,746
		3,593,880
Total Common Stocks
(Cost $85,073,719)		92,959,687

14

Institutional Index Fund

		Market
		Value
	Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market
Liquidity Fund,
0.110%	389,687,964	389,688

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae
Discount Notes,
0.020%, 4/2/12	1,500	1,500
[4,5] Fannie Mae
Discount Notes,
0.040%, 4/16/12	7,500	7,498
[5,6] Federal Home Loan
Bank Discount Notes,
0.030%, 3/21/12	2,000	1,999
[5,6] Federal Home Loan
Bank Discount Notes,
0.250%, 3/23/12	32,000	31,994
		42,991
Total Temporary Cash Investments
(Cost $432,685)		432,679
Total Investments (99.8%)
(Cost $85,506,404)		93,392,366
Other Assets and Liabilities (0.2%)
Other Assets		1,267,460
Liabilities[3]		(1,120,282)
		147,178
Net Assets (100%)		93,539,544

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	87,848,146
Undistributed Net Investment Income	11,432
Accumulated Net Realized Losses	(2,216,723)
Unrealized Appreciation (Depreciation)
Investment Securities	7,885,962
Futures Contracts	10,727
Net Assets	93,539,544

Institutional Shares—Net Assets
Applicable to 507,630,787 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	58,398,754
Net Asset Value Per Share—
Institutional Shares	$115.04

Institutional Plus Shares—Net Assets
Applicable to 305,449,865 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	35,140,790
Net Asset Value Per Share—
Institutional Plus Shares	$115.05

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $39,634,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $41,417,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $35,993,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Institutional Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends[1]	1,933,297
Interest[2]	612
Security Lending	8,208
Total Income	1,942,117
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	25,270
Management and Administrative—Institutional Plus Shares	7,907
Total Expenses	33,177
Net Investment Income	1,908,940
Realized Net Gain (Loss)
Investment Securities Sold	1,151,237
Futures Contracts	15,374
Realized Net Gain (Loss)	1,166,611
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,354,221)
Futures Contracts	5,296
Change in Unrealized Appreciation (Depreciation)	(1,348,925)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,726,626
1 Dividends are net of foreign withholding taxes of $95,000.
2 Interest income from an affiliated company of the fund was $555,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,908,940	1,531,136
Realized Net Gain (Loss)	1,166,611	362,691
Change in Unrealized Appreciation (Depreciation)	(1,348,925)	9,247,462
Net Increase (Decrease) in Net Assets Resulting from Operations	1,726,626	11,141,289
Distributions
Net Investment Income
Institutional Shares	(1,173,111)	(973,854)
Institutional Plus Shares	(734,615)	(557,036)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,907,726)	(1,530,890)
Capital Share Transactions
Institutional Shares	3,742,810	4,204,043
Institutional Plus Shares	1,649,326	5,345,988
Net Increase (Decrease) from Capital Share Transactions	5,392,136	9,550,031
Total Increase (Decrease)	5,211,036	19,160,430
Net Assets
Beginning of Period	88,328,508	69,168,078
End of Period[1]	93,539,544	88,328,508
1 Net Assets—End of Period includes undistributed net investment income of $11,432,000 and $10,218,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$115.01	$101.98	$82.54	$134.14	$129.59
Investment Operations
Net Investment Income	2.361	2.118	2.207	2.521	2.560
Net Realized and Unrealized Gain (Loss)
on Investments	.029	13.032	19.441	(51.599)	4.550
Total from Investment Operations	2.390	15.150	21.648	(49.078)	7.110
Distributions
Dividends from Net Investment Income	(2.360)	(2.120)	(2.208)	(2.522)	(2.560)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.360)	(2.120)	(2.208)	(2.522)	(2.560)
Net Asset Value, End of Period	$115.04	$115.01	$101.98	$82.54	$134.14

Total Return	2.09%	15.05%	26.63%	-36.95%	5.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$58,399	$54,686	$44,401	$31,543	$45,847
Ratio of Total Expenses to
Average Net Assets	0.044%	0.050%	0.050%	0.050%	0.050%
Ratio of Net Investment Income to
Average Net Assets	2.05%	2.05%	2.56%	2.28%	1.90%
Portfolio Turnover Rate[1]	5%	4%	11%	7%	7%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$115.01	$101.98	$82.54	$134.14	$129.59
Investment Operations
Net Investment Income	2.386	2.144	2.229	2.548	2.597
Net Realized and Unrealized Gain (Loss)
on Investments	.040	13.031	19.441	(51.598)	4.548
Total from Investment Operations	2.426	15.175	21.670	(49.050)	7.145
Distributions
Dividends from Net Investment Income	(2.386)	(2.145)	(2.230)	(2.550)	(2.595)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.386)	(2.145)	(2.230)	(2.550)	(2.595)
Net Asset Value, End of Period	$115.05	$115.01	$101.98	$82.54	$134.14

Total Return	2.12%	15.07%	26.66%	-36.94%	5.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,141	$33,643	$24,767	$17,643	$25,776
Ratio of Total Expenses to
Average Net Assets	0.022%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.07%	2.08%	2.59%	2.30%	1.93%
Portfolio Turnover Rate[1]	5%	4%	11%	7%	7%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $5 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

20

Institutional Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. Effective June 2011, the annual fee rate was reduced to 0.04% for the Institutional Shares and 0.02% for the Institutional Plus Shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	92,959,687	—	—
Temporary Cash Investments	389,688	42,991	—
Futures Contracts—Liabilities[1]	(2,132)	—	—
Total	93,347,243	42,991	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2012	1,665	521,395	9,782
E-mini S&P 500 Index	March 2012	560	35,073	945

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

21

Institutional Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences are primarily attributed to tax deferral of losses on wash sales and will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2011, the fund realized $2,308,791,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2011, the fund had $10,995,000 of ordinary income available for distribution. The fund had available capital losses totaling $1,363,562,000 to offset future net capital gains. Of this amount, $764,352,000 is subject to expiration dates; $53,338,000 may be used to offset future net capital gains through December 31, 2014, $54,429,000 through December 31, 2015, and $656,585,000 through December 31, 2016. Capital losses of $599,210,000 realized beginning in fiscal 2011 may be carried forward indefinitely but must be used before any expiring loss carryforwards.

At December 31, 2011, the cost of investment securities for tax purposes was $86,348,401,000. Net unrealized appreciation of investment securities for tax purposes was $7,043,965,000, consisting of unrealized gains of $19,250,437,000 on securities that had risen in value since their purchase and $12,206,472,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2011, the fund purchased $14,534,557,000 of investment securities and sold $9,307,763,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	15,524,475	133,151	11,900,740	113,680
Issued in Lieu of Cash Distributions	1,095,297	9,510	899,134	8,464
Redeemed	(12,876,962)	(110,532)	(8,595,831)	(82,033)
Net Increase (Decrease)—Institutional Shares	3,742,810	32,129	4,204,043	40,111
Institutional Plus Shares
Issued	10,404,630	89,678	8,059,479	75,663
Issued in Lieu of Cash Distributions	715,050	6,205	540,349	5,079
Redeemed	(9,470,354)	(82,955)	(3,253,840)	(31,078)
Net Increase (Decrease)—Institutional Plus Shares	1,649,326	12,928	5,345,988	49,664

H. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

22

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 10, 2012

Special 2011 tax information (unaudited) for Vanguard Institutional Index Fund

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $1,907,726,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 98.2% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	6/30/2011	12/31/2011	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$962.98	$0.20
Institutional Plus Shares	1,000.00	963.16	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,025.00	$0.20
Institutional Plus Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

25

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

26

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Standard & Poor’s®, S&P®, S&P 500® , Standard &
Direct Investor Account Services > 800-662-2739	Poor’s 500, and 500® are registered trademarks of
Standard & Poor’s Financial Services LLC (“S&P”) and
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Text Telephone for People	The Vanguard mutual funds are not sponsored,
With Hearing Impairment > 800-749-7273	endorsed, sold, or promoted by S&P or its Affiliates,
and S&P and its Affiliates make no representation,
This material may be used in conjunction	warranty, or condition regarding the advisability of
with the offering of shares of any Vanguard	buying, selling, or holding units/shares in the funds.
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q940 022012

Annual Report | December 31, 2011

Vanguard Institutional Total Stock

Market Index Fund

> After a year of dramatic ups and downs, the broad U.S. stock market finished the year with a modestly positive return.

> Economically sensitive sectors such as materials and industrial stocks struggled.

> Consistent with its objective, the fund closely tracked the return of its benchmark index.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	10
About Your Fund’s Expenses.	57
Glossary.	59

Institutional Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2011

Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	1.09%
Institutional Plus Shares	1.11
MSCI US Broad Market Index	1.08
Multi-Cap Core Funds Average	-2.68
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2010 , Through December 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Total Stock Market Index
Fund
Institutional Shares	$28.54	$28.32	$0.530	$0.000
Institutional Plus Shares	28.54	28.32	0.536	0.000

Chairman’s Letter

Dear Shareholder,

In the first half of 2011, stocks followed an upward, albeit uneven, trajectory based on signs of a solid economic recovery. The second half of the year, however, was marked by renewed concerns about the strength of that rebound and worries over the sovereign-debt crisis in Europe. As those issues took center stage, stock prices retreated, resulting in a modestly positive return for the year.

Vanguard Institutional Total Stock Market Index Fund, which holds a mix of growth and value stocks across all market capitalizations, closely tracked the return of its benchmark, the MSCI US Broad Market Index, which gained 1.08% for the year. The average return of the fund’s peer group, which consists largely of actively managed stock funds, was –2.68%.

Big dramas and small numbers in the U.S. stock market

The broad U.S. stock market’s subdued 2011 return was something of a surprise in light of economic and political dramas such as Europe’s debt crisis and high-stakes brinkmanship in Washington over raising the U.S. debt ceiling to avoid default. The policymaking strife prompted Standard & Poor’s to downgrade the U.S. credit rating. (Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.) By year-end, stock prices were again on the rise, with investors refocused on signs of improvement.

International stock prices finished the year with a double-digit decline. The weaker performance of stocks outside the United States reflected the greater economic and financial challenges in Europe, Japan’s struggles with natural and nuclear disaster, and skittishness about emerging markets.

As yields fell, bonds delivered unexpectedly strong returns

Bond returns were also a surprise, mainly because so little was expected of them. At the end of 2010, bond yields hovered near historical lows, suggesting that the scope for further declines—and rallies in bond prices—was limited. During 2011, however, rates moved lower still as investors sought shelter from stock market turmoil. The broad U.S. bond market returned 7.84%. Municipal bonds, which were battered at the end of 2010, produced even stronger returns than taxable bonds in 2011.

The returns of the 3-month U.S. Treasury bill and other money market instruments approached 0%, which was consistent with the Federal Reserve Board’s interest rate policy but nevertheless a disappointment for savers.

Economically sensitive sectors lagged

Vanguard Institutional Total Stock Market Index Fund, which tracks the performance of the broad U.S. stock market, was buffeted by concerns about debt woes in Europe and fears of a global economic slowdown. As the year progressed, worries about a

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	1.50%	14.81%	-0.02%
Russell 2000 Index (Small-caps)	-4.18	15.63	0.15
Dow Jones U.S. Total Stock Market Index	0.52	15.24	0.28
MSCI All Country World Index ex USA (International)	-13.71	10.70	-2.92

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	7.84%	6.77%	6.50%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	10.70	8.57	5.22
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.11	1.36

CPI
Consumer Price Index	2.96%	2.39%	2.26%

recession in Europe, the fallout from the downgrading of U.S. debt, and signs of slowing growth in emerging markets increasingly weighed on investors’ minds, and the markets gave up much of their first-half gains.

The result was a bifurcation. Economically sensitive sectors posted major declines, while those less tied to the economic cycle generated solid returns. Consumer staples, health care, and utilities were the best performers for the year; financials and materials lagged.

Consumer staples stocks, including tobacco, household products, and food-related items, gave the fund the biggest boost. Weak income growth and persistently high unemployment cast doubt on the future pace of consumer spending. As a result, the market rewarded firms that sell necessities rather than those peddling products people are likely to forgo when they tighten their belts.

The fund also benefited from a hefty weighting in health care stocks. Pharmaceuticals, which are often viewed as safe havens in a weak economy, produced strong results. And utilities posted the best returns among all sectors as investors sought out their high dividend yields in a time of historically low interest rates.

Because utilities account for a modest share of the stock market’s value, their strength had limited impact on the fund’s return.

Financials dragged on performance, with diversified financial services stocks among the worst performers. While banks’ credit quality continued to improve and the number of failures declined, weak revenue growth at some of the largest banks and concerns about how much exposure those firms had to debt problems in Europe pushed their stocks lower. Regional banks didn’t fare much better because of weak loan demand and low interest rates. Capital markets firms, including investment banking and brokerage companies, posted poor returns as the low-interest-rate environment and the market’s gyrations clipped their earnings.

Materials and industrials holdings also lagged. While materials represent a relatively small portion of the overall market’s value, steep declines in metals and mining stock prices weighed on the fund’s return. In the industrials sector, weakness in economically sensitive markets such as machinery dampened results. And diminished expectations for IT spending hurt the performance of information technology, the stock market’s—and the fund’s—largest sector weighting.

Solid long-term performance amid volatility

Over the past ten years, Institutional Shares of Vanguard Institutional Total Stock Market Index Fund have produced an average annual return of 3.93%, a modest result by historical standards that reflects an unusually volatile period in the stock market. Consistent with its objective, the fund hewed closely to its benchmark index over that period, turning in a result more than 1 percentage point higher than the average return of its peers.

The fund’s success reflects the skill of its advisor, the Vanguard Quantitative Equity Group, which relies on its proven portfolio management strategies to produce benchmark-tracking results regardless of external market conditions. At the same time, the fund’s low costs help you keep your share of the market’s returns.

Uncertain times, sound investing

There is no doubt that investors are weary from the roller-coaster ride of the past four years. The financial crisis and subsequent market recoveries and setbacks have produced high levels of volatility, which can make it challenging to remain committed to a long-term investment program. But those who fled the market amid its turmoil lost the opportunity to participate in future recoveries.

Total Returns
Ten Years Ended December 31, 2011
Average
Annual Return
Institutional Total Stock Market Index Fund Institutional Shares	3.93%
Spliced Institutional Total Stock Market Index	3.88
Multi-Cap Core Funds Average	2.65
Spliced Institutional Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter.
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

In our view, a balance among stock, bond, and money market funds consistent with an investor’s risk tolerance and time horizon is a useful ally in the never-ending struggle to maintain a long-term perspective amid the stock market’s jarring highs and lows. Vanguard Institutional Total Stock Market Index Fund, which provides exposure to the entire U.S. stock market at a low cost, can be a critical piece of that sound investment strategy.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 18, 2012

A note on expense ratios
The Fund Profile that follows this letter displays fund expense ratios from the most recent prospectus. These figures include the fund’s actual operating expenses. The figures also include “acquired fund fees and expenses,” which result from the fund’s holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratio entry in the Fund Profile reports the fund’s actual expenses for the period, a more accurate tally of operating costs incurred by shareholders.

Institutional Total Stock Market Index Fund

Fund Profile
As of December 31, 2011

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VITNX	VITPX
Expense Ratio[1]	0.045%	0.025%
30-Day SEC Yield	2.04%	2.06%

Portfolio Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,256	3,322
Median Market Cap	$31.2B	$31.2B
Price/Earnings Ratio	14.9x	14.9x
Price/Book Ratio	2.1x	2.1x
Return on Equity	19.1%	19.0%
Earnings Growth Rate	7.0%	7.0%
Dividend Yield	2.1%	2.1%
Foreign Holdings	0.0%	0.0%
Turnover Rate	12%	—
Short-Term Reserves	-0.2%	—

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer Discretionary	11.7%	11.7%
Consumer Staples	10.1	10.1
Energy	11.4	11.4
Financials	14.6	14.6
Health Care	11.8	11.8
Industrials	11.2	11.2
Information Technology	18.6	18.6
Materials	4.0	4.0
Telecommunication
Services	2.7	2.7
Utilities	3.9	3.9

Volatility Measures
MSCI US
Broad Market
Index
R-Squared	1.00
Beta	1.00
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.9%
Apple Inc.	Computer
	Hardware	2.7
International Business	IT Consulting &
Machines Corp.	Other Services	1.6
Chevron Corp.	Integrated Oil &
	Gas	1.5
Microsoft Corp.	Systems Software	1.4
General Electric Co.	Industrial
	Conglomerates	1.4
Procter & Gamble Co.	Household
	Products	1.3
Johnson & Johnson	Pharmaceuticals	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.3
Pfizer Inc.	Pharmaceuticals	1.2
Top Ten		16.6%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated June 1, 2011. For the fiscal year ended December 31, 2011, the expense ratios were 0.042% for Institutional Shares and 0.022% for Institutional Plus Shares.

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2001, Through December 31, 2011
Initial Investment of $100,000,000

	Average Annual Total Returns
	Periods Ended December 31, 2011
				Final Value
	One	Five	Ten	of a $100,000,000
	Year	Years	Years	Investment
Institutional Total Stock Market Index
Fund Institutional Shares	1.09%	0.35%	3.93%	$146,979,301

– – – – Spliced Institutional Total Stock
Market Index	1.08	0.29	3.88	146,270,364
Multi-Cap Core Funds Average	-2.68	-0.93	2.65	129,912,433

Spliced Institutional Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter.
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $200,000,000
	Year	Years	Years	Investment
Institutional Total Stock Market Index Fund
Institutional Plus Shares	1.11%	0.37%	3.95%	$294,672,451
Spliced Institutional Total Stock Market Index	1.08	0.29	3.88	292,540,727

See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund

Fiscal-Year Total Returns (%): December 31, 2001, Through December 31, 2011

Institutional Total Stock Market Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (11.6%)
	McDonald’s Corp.	1,396,592	140,120
	Walt Disney Co.	2,386,620	89,498
	Home Depot Inc.	2,117,326	89,012
*	Amazon.com Inc.	491,483	85,076
	Comcast Corp. Class A	3,498,949	82,960
	News Corp. Class A	3,062,972	54,643
*	Ford Motor Co.	4,794,673	51,591
	Time Warner Inc.	1,413,931	51,099
	NIKE Inc. Class B	484,558	46,697
	Starbucks Corp.	1,009,700	46,456
	Target Corp.	868,071	44,463
	Lowe’s Cos. Inc.	1,705,944	43,297
*	DIRECTV Class A	999,140	42,723
	Yum! Brands Inc.	628,341	37,078
	TJX Cos. Inc.	515,356	33,266
	Viacom Inc. Class B	707,861	32,144
*	priceline.com Inc.	67,329	31,490
	Johnson Controls Inc.	919,576	28,746
	Time Warner Cable Inc.	439,895	27,964
	Coach Inc.	390,936	23,863
	CBS Corp. Class B	847,330	22,997
*	General Motors Co.	1,056,237	21,410
*	Las Vegas Sands Corp.	493,804	21,100
	Carnival Corp.	617,045	20,140
*	Bed Bath & Beyond Inc.	337,011	19,537
	Macy’s Inc.	577,085	18,571
	McGraw-Hill Cos. Inc.	407,458	18,323
	Kohl’s Corp.	361,058	17,818
	Omnicom Group Inc.	377,810	16,843
	VF Corp.	118,839	15,091
	Ross Stores Inc.	316,202	15,029
*	O’Reilly Automotive Inc.	183,997	14,711
*	Chipotle Mexican Grill Inc.
	Class A	42,435	14,332
	Limited Brands Inc.	342,714	13,829
*	Dollar Tree Inc.	165,117	13,723
	Staples Inc.	958,670	13,316

	Genuine Parts Co.	212,258	12,990
	Mattel Inc.	464,272	12,888
	Starwood Hotels &
	Resorts Worldwide Inc.	264,160	12,672
*	Liberty Interactive Corp.
	Class A	774,025	12,551
	Harley-Davidson Inc.	319,428	12,416
	Wynn Resorts Ltd.	109,928	12,146
	Ralph Lauren Corp.
	Class A	83,367	11,511
	Nordstrom Inc.	231,468	11,506
*	Liberty Media Corp. -
	Liberty Capital Class A	147,031	11,476
	Marriott International Inc.
	Class A	382,233	11,150
*	AutoZone Inc.	33,688	10,948
	Tiffany & Co.	163,690	10,846
	Best Buy Co. Inc.	430,324	10,057
	Gap Inc.	520,497	9,655
*	BorgWarner Inc.	147,940	9,430
*	Dollar General Corp.	228,552	9,403
	Family Dollar Stores Inc.	162,783	9,386
*	CarMax Inc.	305,615	9,315
*	Sirius XM Radio Inc.	5,068,632	9,225
*	Apollo Group Inc. Class A	167,270	9,011
	Virgin Media Inc.	403,186	8,620
	Wyndham
	Worldwide Corp.	221,551	8,381
	Darden Restaurants Inc.	181,684	8,281
	DISH Network Corp.
	Class A	280,356	7,985
*	Liberty Global Inc.
	Class A	194,211	7,968
	PetSmart Inc.	152,651	7,829
*	Discovery
	Communications Inc.
	Class A	190,074	7,787
	JC Penney Co. Inc.	216,600	7,613
	Advance Auto Parts Inc.	99,823	6,951

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	International Game
	Technology	402,831	6,929
	Tractor Supply Co.	96,650	6,780
	H&R Block Inc.	413,912	6,759
	Autoliv Inc.	120,432	6,442
*	Discovery
	Communications Inc.	170,439	6,426
	Newell Rubbermaid Inc.	393,172	6,350
*	Lululemon Athletica Inc.	135,304	6,313
*	Liberty Global Inc.	159,520	6,304
	Interpublic Group
	of Cos. Inc.	645,712	6,283
^	Garmin Ltd.	156,980	6,249
	PVH Corp.	81,780	5,765
*	Fossil Inc.	72,554	5,758
	Abercrombie & Fitch Co.	117,732	5,750
	Gentex Corp.	193,770	5,734
*	LKQ Corp.	187,649	5,644
	Lear Corp.	140,573	5,595
*	Panera Bread Co. Class A	39,236	5,550
	Hasbro Inc.	163,698	5,220
	Signet Jewelers Ltd.	117,500	5,165
	Scripps Networks
	Interactive Inc. Class A	120,653	5,118
	Polaris Industries Inc.	88,826	4,972
	Foot Locker Inc.	208,242	4,964
	Comcast Corp.	209,395	4,933
*	Netflix Inc.	71,147	4,930
*	NVR Inc.	7,174	4,921
	Williams-Sonoma Inc.	127,328	4,902
	Whirlpool Corp.	102,904	4,883
	DR Horton Inc.	383,442	4,835
*	MGM Resorts
	International	460,916	4,807
*	Tempur-Pedic
	International Inc.	90,805	4,770
	Dick’s Sporting Goods Inc.	129,169	4,764
*	Mohawk Industries Inc.	79,066	4,732
	Royal Caribbean
	Cruises Ltd.	191,025	4,732
*	Urban Outfitters Inc.	170,538	4,700
*	Goodyear Tire & Rubber Co.	330,818	4,688
*	TRW Automotive
	Holdings Corp.	142,330	4,640
*	GameStop Corp. Class A	190,609	4,599
	Tupperware Brands Corp.	82,040	4,592
	Leggett & Platt Inc.	191,640	4,415
	Gannett Co. Inc.	325,996	4,359
*	Ulta Salon Cosmetics &
	Fragrance Inc.	66,445	4,314
*	Toll Brothers Inc.	204,011	4,166
	Cablevision Systems Corp.
	Class A	282,928	4,023
*	GNC Holdings Inc.	138,968	4,023
*	Deckers Outdoor Corp.	52,069	3,935

	Expedia Inc.	135,566	3,934
*	Big Lots Inc.	101,722	3,841
*	Under Armour Inc. Class A	51,454	3,694
	Lennar Corp. Class A	186,211	3,659
	American Eagle
	Outfitters Inc.	239,115	3,656
	Harman International
	Industries Inc.	95,303	3,625
	Jarden Corp.	118,509	3,541
*	Penn National
	Gaming Inc.	90,929	3,462
*	Sally Beauty
	Holdings Inc.	163,473	3,454
	Service Corp. International	323,098	3,441
*	Charter Communications Inc.
	Class A	59,971	3,415
	DeVry Inc.	88,709	3,412
*	TripAdvisor Inc.	133,666	3,370
*	Visteon Corp.	65,751	3,284
*	Carter’s Inc.	79,198	3,153
	Rent-A-Center Inc.	84,073	3,111
	Brinker International Inc.	112,700	3,016
*	Warnaco Group Inc.	58,610	2,933
*	PulteGroup Inc.	463,270	2,923
*	Hanesbrands Inc.	132,380	2,894
	John Wiley & Sons Inc.
	Class A	63,070	2,800
	Aaron’s Inc.	101,902	2,719
*	Ascena Retail Group Inc.	90,497	2,690
*	AMC Networks Inc.
	Class A	71,360	2,682
	Guess? Inc.	88,350	2,635
	Sotheby’s	92,086	2,627
	Chico’s FAS Inc.	234,720	2,615
	Washington Post Co.
	Class B	6,858	2,584
	Weight Watchers
	International Inc.	45,153	2,484
	Six Flags
	Entertainment Corp.	59,716	2,463
*	Tenneco Inc.	82,253	2,449
*	Dana Holding Corp.	200,716	2,439
*	Life Time Fitness Inc.	51,990	2,431
	Wolverine World Wide Inc.	67,432	2,403
*	Bally Technologies Inc.	60,445	2,391
	Wendy’s Co.	432,403	2,318
	Cinemark Holdings Inc.	124,520	2,302
*	Lamar Advertising Co.
	Class A	83,386	2,293
*	Hyatt Hotels Corp. Class A	60,884	2,292
*	Domino’s Pizza Inc.	65,832	2,235
*	AutoNation Inc.	59,677	2,200
*	Madison Square Garden Co.
	Class A	76,200	2,182
*	Cheesecake Factory Inc.	73,855	2,168

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Men’s Wearhouse Inc.	66,852	2,167
	Vail Resorts Inc.	49,202	2,084
	Brunswick Corp.	115,368	2,084
*	Express Inc.	103,078	2,055
	Morningstar Inc.	34,468	2,049
	Dillard’s Inc. Class A	45,425	2,039
	HSN Inc.	56,168	2,037
*	Genesco Inc.	32,499	2,006
*	Pier 1 Imports Inc.	143,615	2,001
*,^	Tesla Motors Inc.	69,572	1,987
	Pool Corp.	65,874	1,983
	Hillenbrand Inc.	84,805	1,893
*	Childrens Place Retail
	Stores Inc.	35,405	1,881
*	JOS A Bank Clothiers Inc.	38,163	1,861
*,^	Sears Holdings Corp.	58,459	1,858
*	Dunkin’ Brands Group Inc.	74,155	1,852
*	Steven Madden Ltd.	52,538	1,813
*,^	Coinstar Inc.	39,489	1,802
*	Crocs Inc.	121,930	1,801
*	ANN Inc.	71,279	1,766
*	Live Nation
	Entertainment Inc.	206,215	1,714
	Thor Industries Inc.	61,477	1,686
	Group 1 Automotive Inc.	32,470	1,682
*	Aeropostale Inc.	110,011	1,678
*	Buffalo Wild Wings Inc.	24,749	1,671
*	Hibbett Sports Inc.	36,426	1,646
*	Iconix Brand Group Inc.	100,561	1,638
	DSW Inc. Class A	36,489	1,613
	Meredith Corp.	49,041	1,601
	Cracker Barrel Old
	Country Store Inc.	31,516	1,589
*	ITT Educational
	Services Inc.	27,840	1,584
	Strayer Education Inc.	16,258	1,580
*	Cabela’s Inc.	61,837	1,572
*	WMS Industries Inc.	76,511	1,570
*	DreamWorks Animation
	SKG Inc. Class A	94,549	1,569
	Choice Hotels
	International Inc.	40,943	1,558
*	Education
	Management Corp.	55,646	1,558
	Buckle Inc.	37,923	1,550
*	BJ’s Restaurants Inc.	34,160	1,548
	Monro Muffler Brake Inc.	39,607	1,536
*	Saks Inc.	156,020	1,521
*	Select Comfort Corp.	69,119	1,499
*	99 Cents Only Stores	66,825	1,467
*	Vitamin Shoppe Inc.	35,781	1,427
	Scholastic Corp.	47,485	1,423
	Bob Evans Farms Inc.	41,441	1,390
	Regal Entertainment Group
	Class A	115,151	1,375

	Finish Line Inc. Class A	71,253	1,374
*	Liz Claiborne Inc.	158,907	1,371
	RadioShack Corp.	135,674	1,317
	Regis Corp.	78,278	1,296
	Texas Roadhouse Inc.
	Class A	86,067	1,282
	Arbitron Inc.	37,206	1,280
	Penske Automotive
	Group Inc.	65,675	1,264
	Ethan Allen Interiors Inc.	53,321	1,264
*	New York Times Co.
	Class A	163,351	1,263
*	American Public
	Education Inc.	29,082	1,259
*	Valassis
	Communications Inc.	65,016	1,250
	Matthews
	International Corp.
	Class A	39,716	1,248
	Jones Group Inc.	117,084	1,235
*	Jack in the Box Inc.	58,166	1,216
*	Asbury Automotive
	Group Inc.	55,910	1,205
*	Ascent Capital Group Inc.
	Class A	22,890	1,161
*	Gaylord Entertainment Co.	47,279	1,141
*	Collective Brands Inc.	78,114	1,122
*	Orient-Express Hotels Ltd.
	Class A	144,223	1,077
	Churchill Downs Inc.	20,365	1,062
	Cooper Tire & Rubber Co.	74,985	1,051
	MDC Holdings Inc.	59,079	1,042
*	Clear Channel Outdoor
	Holdings Inc. Class A	82,943	1,041
*	American Axle &
	Manufacturing
	Holdings Inc.	104,867	1,037
	Ameristar Casinos Inc.	59,935	1,036
	CEC Entertainment Inc.	29,615	1,020
*	Charming Shoppes Inc.	207,244	1,015
	Belo Corp. Class A	158,052	996
	Cato Corp. Class A	40,383	977
*	Helen of Troy Ltd.	31,561	969
*	Biglari Holdings Inc.	2,563	944
*	Shutterfly Inc.	40,963	932
*	Peet’s Coffee & Tea Inc.	14,564	913
	International
	Speedway Corp. Class A	35,925	911
*	Meritage Homes Corp.	39,145	908
	Standard Motor
	Products Inc.	44,791	898
*	True Religion Apparel Inc.	25,443	880
*	Papa John’s
	International Inc.	23,249	876
	Ryland Group Inc.	54,835	864

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Lions Gate
	Entertainment Corp.	103,859	864
	PF Chang’s China Bistro Inc.	27,409	847
*	America’s Car-Mart Inc.	21,541	844
*	DineEquity Inc.	19,672	830
*	Capella Education Co.	22,995	829
*	Career Education Corp.	103,517	825
*	AFC Enterprises Inc.	56,047	824
*,^	Blue Nile Inc.	19,836	811
	National CineMedia Inc.	64,957	805
	Bebe Stores Inc.	96,429	803
*	Arctic Cat Inc.	34,991	789
	Oxford Industries Inc.	17,368	784
	Brown Shoe Co. Inc.	86,318	768
	Blyth Inc.	13,523	768
*	Scientific Games Corp.
	Class A	79,127	768
*	Maidenform Brands Inc.	41,781	765
*	Office Depot Inc.	346,512	745
*	Denny’s Corp.	197,128	741
	KB Home	109,064	733
*	Krispy Kreme
	Doughnuts Inc.	111,921	732
*	Amerigon Inc.	51,077	728
*	La-Z-Boy Inc.	59,994	714
*	iRobot Corp.	23,896	713
*	Boyd Gaming Corp.	94,686	706
*	G-III Apparel Group Ltd.	28,235	703
	Columbia Sportswear Co.	14,955	696
	Fred’s Inc. Class A	46,735	681
*	Drew Industries Inc.	27,676	679
*	Barnes & Noble Inc.	45,619	661
*	Marriott Vacations
	Worldwide Corp.	38,338	658
*	Pinnacle Entertainment Inc.	63,235	642
	Movado Group Inc.	33,686	612
*	Steiner Leisure Ltd.	13,373	607
*	Dorman Products Inc.	16,428	607
	Stewart Enterprises Inc.
	Class A	104,737	603
*	Caribou Coffee Co. Inc.	43,216	603
*	Cavco Industries Inc.	14,621	586
	American Greetings Corp.
	Class A	46,349	580
*	K12 Inc.	32,218	578
	Jakks Pacific Inc.	40,055	565
*	Interval Leisure Group Inc.	40,964	558
	Sturm Ruger & Co. Inc.	16,374	548
	PEP Boys-Manny Moe
	& Jack	49,793	548
*	Knology Inc.	38,363	545
	Lithia Motors Inc. Class A	24,887	544
*	Skechers U.S.A. Inc.
	Class A	44,354	538
	Callaway Golf Co.	95,957	531

*	Red Robin Gourmet
	Burgers Inc.	19,147	530
*	Vera Bradley Inc.	16,303	526
	Harte-Hanks Inc.	57,506	523
*	Cost Plus Inc.	53,389	521
*	Build-A-Bear Workshop Inc.	61,152	517
*	Shuffle Master Inc.	42,499	498
*,^	Bridgepoint Education Inc.	21,539	495
*	OfficeMax Inc.	108,266	492
	Nutrisystem Inc.	37,228	481
*	Zumiez Inc.	17,285	480
*	Quiksilver Inc.	130,735	472
	Big 5 Sporting Goods Corp.	44,677	466
*	Universal Technical
	Institute Inc.	36,111	462
	Sinclair Broadcast
	Group Inc. Class A	40,639	460
*	Benihana Inc. Class A	44,457	455
*	VOXX International Corp.
	Class A	53,037	448
*	Digital Generation Inc.	37,317	445
*	Fuel Systems Solutions Inc.	26,855	443
	HOT Topic Inc.	66,728	441
*	Sonic Corp.	64,538	434
*	Federal-Mogul Corp.	29,176	430
*	Beazer Homes USA Inc.	169,550	420
*	Modine Manufacturing Co.	44,031	417
	Core-Mark Holding Co. Inc.	10,220	405
	Sonic Automotive Inc.
	Class A	26,933	399
	PetMed Express Inc.	37,503	389
*	Grand Canyon Education Inc.	24,156	386
	Lennar Corp. Class B	24,500	382
	Stage Stores Inc.	27,234	378
	CSS Industries Inc.	18,893	376
*	O’Charleys Inc.	67,035	368
	Haverty Furniture Cos. Inc.	33,355	366
*	Leapfrog Enterprises Inc.	61,762	345
*	Standard Pacific Corp.	107,424	342
	Carriage Services Inc.
	Class A	58,072	325
*	Conn’s Inc.	29,173	324
*	Fisher Communications Inc.	11,073	319
*	Ruby Tuesday Inc.	45,719	315
*	Carmike Cinemas Inc.	45,537	313
	AH Belo Corp. Class A	64,477	306
*	Lumber Liquidators
	Holdings Inc.	17,123	302
*	Corinthian Colleges Inc.	133,647	290
*	Rue21 Inc.	13,290	287
	Cherokee Inc.	24,597	287
*	Winnebago Industries Inc.	38,636	285
*	Town Sports International
	Holdings Inc.	37,480	275
*	Isle of Capri Casinos Inc.	58,616	274

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Systemax Inc.	16,547	272
*	Cumulus Media Inc.
	Class A	80,495	269
	Superior Industries
	International Inc.	16,229	268
*	Steinway Musical
	Instruments Inc.	10,572	265
*	Multimedia Games
	Holding Co. Inc.	32,528	258
	Bassett Furniture
	Industries Inc.	34,218	256
*	Wet Seal Inc. Class A	78,084	255
	Marcus Corp.	20,135	254
	Speedway Motorsports Inc.	16,320	250
*	Kirkland’s Inc.	18,643	248
*	Perry Ellis International Inc.	16,892	240
*	hhgregg Inc.	16,597	240
*	MarineMax Inc.	36,780	240
	World Wrestling
	Entertainment Inc.
	Class A	25,346	236
*	Cache Inc.	37,957	235
*	Unifi Inc.	30,342	231
*	EW Scripps Co. Class A	28,008	224
*	Journal Communications Inc.
	Class A	50,804	224
*	Overstock.com Inc.	28,304	222
*	Casual Male Retail
	Group Inc.	64,168	219
*	Citi Trends Inc.	24,712	217
*	Entercom
	Communications Corp.
	Class A	34,498	212
*,^	Eastman Kodak Co.	326,232	212
*	Tuesday Morning Corp.	59,578	206
*	Exide Technologies	77,374	203
*	Marine Products Corp.	40,554	201
*	Body Central Corp.	8,025	200
*	Stein Mart Inc.	28,828	196
*	Universal Electronics Inc.	11,581	195
*	Talbots Inc.	73,280	195
*	Pacific Sunwear of
	California Inc.	112,958	193
*	Smith & Wesson
	Holding Corp.	43,052	188
	Lincoln Educational
	Services Corp.	23,474	185
*	Bluegreen Corp.	65,897	185
*	Morgans Hotel Group Co.	30,577	180
*	Bravo Brio Restaurant
	Group Inc.	10,029	172
	Christopher & Banks Corp.	73,023	171
	Einstein Noah Restaurant
	Group Inc.	10,381	164

*	Kenneth Cole
	Productions Inc. Class A	15,309	162
	Martha Stewart Living
	Omnimedia Class A	36,719	162
*	Shoe Carnival Inc.	6,145	158
*,^	Hovnanian Enterprises Inc.
	Class A	106,744	155
*	K-Swiss Inc. Class A	52,454	153
	Destination Maternity Corp.	8,767	147
	Hooker Furniture Corp.	12,445	143
*	McClatchy Co. Class A	59,201	141
*	1-800-Flowers.com Inc.
	Class A	63,046	139
*	Archipelago Learning Inc.	14,260	138
*	Nautilus Inc.	78,451	137
*	Carrols Restaurant
	Group Inc.	11,255	130
*	Stoneridge Inc.	15,383	130
*	West Marine Inc.	11,079	129
*	Midas Inc.	14,809	127
*	Libbey Inc.	9,970	127
*	Learning Tree
	International Inc.	17,928	126
	Weyco Group Inc.	5,056	124
^	Books-A-Million Inc.	51,183	122
	Ambassadors Group Inc.	26,865	121
*	Shiloh Industries Inc.	14,402	121
*	Luby’s Inc.	26,003	117
	Bon-Ton Stores Inc.	33,900	114
	News Corp. Class B	6,073	110
	Entravision
	Communications Corp.
	Class A	70,315	110
*	Zagg Inc.	15,001	106
*	Monarch Casino &
	Resort Inc.	10,199	104
*	Zale Corp.	27,104	103
*	LodgeNet Interactive Corp.	42,201	101
*	M/I Homes Inc.	9,948	96
	Strattec Security Corp.	4,751	95
*	Rentrak Corp.	6,565	94
*	Coldwater Creek Inc.	78,742	93
*	New York & Co. Inc.	33,806	90
*	Culp Inc.	10,412	89
*	Gray Television Inc.	53,874	87
*	Delta Apparel Inc.	4,553	87
*	Kid Brands Inc.	27,010	85
	Spartan Motors Inc.	17,556	84
*	Gaiam Inc. Class A	24,536	79
*	Jamba Inc.	59,416	78
*	Valuevision Media Inc.
	Class A	40,501	76
*	Heelys Inc.	40,906	76
	Lifetime Brands Inc.	5,762	70
*	Cosi Inc.	95,907	68

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Geeknet Inc.	3,963	68
	Flexsteel Industries Inc.	4,539	63
	Dover Downs Gaming &
	Entertainment Inc.	28,574	61
*	Media General Inc. Class A	15,014	61
*	Furniture Brands
	International Inc.	46,892	58
*	Orbitz Worldwide Inc.	15,270	57
*	dELiA*s Inc.	56,204	57
*	Century Casinos Inc.	21,680	56
*	Navarre Corp.	33,043	51
	Escalade Inc.	10,787	48
*	Harris Interactive Inc.	83,901	47
*	Johnson Outdoors Inc.
	Class A	3,043	47
*	Stanley Furniture Co. Inc.	15,291	46
*	Saga Communications Inc.
	Class A	1,172	44
*	LIN TV Corp. Class A	9,843	42
*	Red Lion Hotels Corp.	6,001	42
*	ReachLocal Inc.	6,620	41
*	UQM Technologies Inc.	29,271	40
*	Motorcar Parts of
	America Inc.	5,340	40
*	Famous Dave’s Of
	America Inc.	3,756	39
*	Dixie Group Inc.	13,104	39
	Collectors Universe	2,637	38
*	Ruth’s Hospitality Group Inc.	7,442	37
*	Cambium Learning
	Group Inc.	12,034	36
	Mac-Gray Corp.	2,471	34
	Outdoor Channel
	Holdings Inc.	4,561	34
*	Sealy Corp.	19,540	34
*	Nexstar Broadcasting
	Group Inc. Class A	4,178	33
	CPI Corp.	17,641	32
*	Gordmans Stores Inc.	2,496	31
	Superior Uniform Group Inc.	2,385	30
*	Emerson Radio Corp.	17,970	29
*	MTR Gaming Group Inc.	14,610	27
*	School Specialty Inc.	10,487	26
*	Reading International Inc.
	Class A	6,019	26
*	Dex One Corp.	14,878	25
*	Salem
	Communications Corp.
	Class A	9,336	24
*	American Apparel Inc.	33,065	24
*	Radio One Inc.	22,730	23
*	Trans World
	Entertainment Corp.	8,958	23
*	TravelCenters of
	America LLC	5,100	22

*,^	Lee Enterprises Inc.	29,385	21
*	Morton’s Restaurant
	Group Inc.	2,777	19
*	US Auto Parts Network Inc.	4,322	19
*	Duckwall-ALCO Stores Inc.	2,176	18
*	Orchard Supply Hardware
	Stores Corp. Class A	2,450	18
*	Black Diamond Inc.	2,307	17
*	Daily Journal Corp.	264	17
	Skyline Corp.	3,395	15
*	SuperMedia Inc.	5,398	14
*	Entertainment Gaming
	Asia Inc.	54,853	12
*,^	Quantum Fuel Systems
	Technologies
	Worldwide Inc.	15,407	11
*	Canterbury Park
	Holding Corp.	818	11
*	Empire Resorts Inc.	5,900	9
*	Hollywood Media Corp.	7,061	9
*	Hastings Entertainment Inc.	4,944	8
*	Great Wolf Resorts Inc.	2,551	7
*	Hallwood Group Inc.	804	7
	Educational
	Development Corp.	1,122	6
*	Lakes Entertainment Inc.	2,747	5
	Bowl America Inc. Class A	392	5
*	Dover Motorsports Inc.	4,709	5
	Gaming Partners
	International Corp.	309	2
*	Radio One Inc. Class A	1,680	2
*	Forward Industries Inc.	557	1
*	Premier Exhibitions Inc.	319	1
*	Vitacost.com Inc.	123	1
	Frisch’s Restaurants Inc.	29	1
*	Rick’s Cabaret
	International Inc.	64	1
*	Orchard Supply Hardware
	Stores Corp. Pfd.	2,450	—
*	Joe’s Jeans Inc.	398	—
*	Universal Travel Group	118	—
*	Sport Chalet Inc. Class A	37	—
	National American
	University Holdings Inc.	8	—
*	SPAR Group Inc.	29	—
*	Krispy Kreme
	Doughnuts Inc.
	Warrants Exp. 3/2/2012	332	—
*	Sport Chalet Inc. Class B	5	—
			2,200,052
Consumer Staples (10.0%)
	Procter & Gamble Co.	3,719,642	248,137
	Coca-Cola Co.	2,797,151	195,717
	Philip Morris
	International Inc.	2,377,515	186,587

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Wal-Mart Stores Inc.	2,566,006	153,345
	PepsiCo Inc.	2,142,155	142,132
	Kraft Foods Inc.	2,270,974	84,844
	Altria Group Inc.	2,803,595	83,127
	CVS Caremark Corp.	1,820,272	74,231
	Colgate-Palmolive Co.	658,326	60,823
	Costco Wholesale Corp.	592,481	49,366
	Walgreen Co.	1,225,303	40,509
	Kimberly-Clark Corp.	530,115	38,995
	General Mills Inc.	874,964	35,357
	Archer-Daniels-Midland Co.	914,303	26,149
	Sysco Corp.	801,720	23,514
	HJ Heinz Co.	434,200	23,464
	Lorillard Inc.	187,387	21,362
	Reynolds American Inc.	473,047	19,594
	Mead Johnson
	Nutrition Co.	275,793	18,955
	Kroger Co.	777,382	18,828
	Estee Lauder Cos. Inc.
	Class A	161,061	18,090
	Kellogg Co.	343,025	17,347
	ConAgra Foods Inc.	560,539	14,798
	Sara Lee Corp.	756,321	14,310
	Whole Foods Market Inc.	203,884	14,186
	Hershey Co.	225,380	13,924
	JM Smucker Co.	154,524	12,079
	Clorox Co.	177,979	11,846
	Dr Pepper Snapple
	Group Inc.	293,701	11,595
	Bunge Ltd.	199,175	11,393
	Coca-Cola Enterprises Inc.	431,048	11,112
	Avon Products Inc.	581,918	10,166
	Safeway Inc.	472,826	9,948
	Beam Inc.	188,188	9,641
	Molson Coors Brewing Co.
	Class B	220,973	9,621
*	Hansen Natural Corp.	101,959	9,395
	Brown-Forman Corp.
	Class B	113,638	9,149
	Church & Dwight Co. Inc.	193,824	8,869
	Campbell Soup Co.	260,123	8,647
	Tyson Foods Inc. Class A	412,281	8,509
	Herbalife Ltd.	159,769	8,255
	McCormick & Co. Inc.	161,691	8,152
*	Green Mountain Coffee
	Roasters Inc.	176,154	7,901
*	Energizer Holdings Inc.	93,024	7,208
*	Ralcorp Holdings Inc.	74,570	6,376
	Hormel Foods Corp.	198,981	5,828
	Corn Products
	International Inc.	103,454	5,441
*	Constellation Brands Inc.
	Class A	257,323	5,319
*	Smithfield Foods Inc.	200,140	4,859

	Nu Skin Enterprises Inc.
	Class A	75,533	3,669
*	TreeHouse Foods Inc.	48,942	3,200
	Flowers Foods Inc.	158,025	2,999
*	Dean Foods Co.	250,383	2,804
	Casey’s General Stores Inc.	51,933	2,675
	Ruddick Corp.	60,367	2,574
*	United Natural Foods Inc.	62,855	2,515
	SUPERVALU Inc.	284,637	2,311
*	Darling International Inc.	159,601	2,121
	Lancaster Colony Corp.	25,862	1,793
*	Hain Celestial Group Inc.	46,858	1,718
	Pricesmart Inc.	24,599	1,712
	B&G Foods Inc. Class A	65,586	1,579
*	Fresh Market Inc.	39,559	1,578
	Universal Corp.	31,721	1,458
	Fresh Del Monte
	Produce Inc.	57,220	1,431
	Sanderson Farms Inc.	27,457	1,376
*	Boston Beer Co. Inc.
	Class A	12,530	1,360
	Andersons Inc.	29,043	1,268
*	Elizabeth Arden Inc.	30,584	1,133
*	Rite Aid Corp.	883,561	1,113
	Vector Group Ltd.	59,162	1,051
	Snyders-Lance Inc.	46,572	1,048
	Cal-Maine Foods Inc.	28,530	1,043
	J&J Snack Foods Corp.	19,495	1,039
	Diamond Foods Inc.	30,393	981
	WD-40 Co.	20,106	813
*	Winn-Dixie Stores Inc.	86,043	807
	Coca-Cola Bottling Co.
	Consolidated	11,879	696
*	Prestige Brands
	Holdings Inc.	61,509	693
	Tootsie Roll Industries Inc.	28,888	684
*	Central Garden and Pet Co.
	Class A	75,642	629
*	Heckmann Corp.	94,273	627
	Inter Parfums Inc.	37,942	590
*	Chiquita Brands
	International Inc.	66,056	551
*	Spectrum Brands
	Holdings Inc.	19,171	525
	Weis Markets Inc.	12,312	492
	Nash Finch Co.	16,630	487
*	Medifast Inc.	33,580	461
*	Susser Holdings Corp.	19,826	448
*	Pantry Inc.	37,451	448
*	Central Garden and Pet Co.	54,405	444
*	Central European
	Distribution Corp.	90,408	396
*	Smart Balance Inc.	72,552	389
	Ingles Markets Inc. Class A	24,587	370
*,^	Star Scientific Inc.	149,703	326

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Alliance One
	International Inc.	110,399	300
*	Pilgrim’s Pride Corp.	50,721	292
	Alico Inc.	15,023	291
	Spartan Stores Inc.	15,344	284
*	USANA Health Sciences Inc.	9,026	274
*	Revlon Inc. Class A	17,235	256
	National Beverage Corp.	15,595	251
*	Dole Food Co. Inc.	28,014	242
*	Omega Protein Corp.	33,479	239
	Calavo Growers Inc.	7,083	182
*	John B Sanfilippo & Son Inc.	22,171	167
*	Schiff Nutrition
	International Inc.	14,214	152
*	Physicians Formula
	Holdings Inc.	46,781	150
*	Lifeway Foods Inc.	15,345	148
*	Parlux Fragrances Inc.	25,885	132
	Farmer Bros Co.	16,855	129
	Griffin Land & Nurseries Inc.	4,456	118
	Oil-Dri Corp. of America	5,107	103
*	Overhill Farms Inc.	27,356	102
*	Primo Water Corp.	32,717	99
	Imperial Sugar Co.	22,690	81
*	Inventure Foods Inc.	15,484	58
	Female Health Co.	11,417	52
	MGP Ingredients Inc.	9,902	50
	Limoneira Co.	2,460	42
*	Seneca Foods Corp.
	Class A	1,404	36
*	Nutraceutical
	International Corp.	2,978	34
*	Jones Soda Co.	85,666	32
*	Craft Brewers Alliance Inc.	3,865	23
	Village Super Market Inc.
	Class A	753	21
*	Bridgford Foods Corp.	2,030	20
*	Mannatech Inc.	47,134	19
	Orchids Paper Products Co.	926	17
	Reliv International Inc.	10,512	14
*	Crystal Rock Holdings Inc.	80	—
			1,901,835
Energy (11.4%)
	Exxon Mobil Corp.	6,581,232	557,825
	Chevron Corp.	2,711,188	288,470
	ConocoPhillips	1,765,615	128,660
	Schlumberger Ltd.	1,826,436	124,764
	Occidental
	Petroleum Corp.	1,100,053	103,075
	Anadarko Petroleum Corp.	673,728	51,426
	Apache Corp.	519,473	47,054
	Halliburton Co.	1,244,556	42,950
	National Oilwell Varco Inc.	573,298	38,978
	EOG Resources Inc.	363,390	35,798
	Devon Energy Corp.	535,298	33,188

	Baker Hughes Inc.	590,028	28,699
	Marathon Oil Corp.	965,902	28,272
	El Paso Corp.	1,042,092	27,688
	Spectra Energy Corp.	879,753	27,052
	Williams Cos. Inc.	796,626	26,305
	Hess Corp.	413,769	23,502
	Noble Energy Inc.	238,612	22,523
	Chesapeake Energy Corp.	893,869	19,924
*	FMC Technologies Inc.	325,100	16,980
*	Cameron
	International Corp.	331,236	16,293
	Valero Energy Corp.	773,654	16,285
	Marathon Petroleum Corp.	481,969	16,045
*	Southwestern Energy Co.	470,476	15,027
*	Weatherford
	International Ltd.	1,025,494	15,013
	Murphy Oil Corp.	248,854	13,871
	Range Resources Corp.	218,019	13,504
	Pioneer Natural
	Resources Co.	142,285	12,732
*	Concho Resources Inc.	133,319	12,499
	Peabody Energy Corp.	366,044	12,120
	Consol Energy Inc.	306,410	11,245
	Cabot Oil & Gas Corp.	141,167	10,715
	Noble Corp.	353,704	10,689
	EQT Corp.	192,211	10,531
*	Kinder Morgan
	Management LLC	117,648	9,238
	Helmerich & Payne Inc.	144,964	8,460
*	Denbury Resources Inc.	543,466	8,206
*	Whiting Petroleum Corp.	158,870	7,418
	Cimarex Energy Co.	115,841	7,171
	Core Laboratories NV	62,780	7,154
*	Plains Exploration &
	Production Co.	190,877	7,009
	QEP Resources Inc.	238,748	6,995
*	Newfield Exploration Co.	182,193	6,874
	Oceaneering
	International Inc.	146,857	6,774
	Southern Union Co.	160,406	6,755
*	Nabors Industries Ltd.	389,191	6,749
	Sunoco Inc.	164,008	6,728
	HollyFrontier Corp.	282,147	6,602
	SM Energy Co.	86,208	6,302
*	Alpha Natural
	Resources Inc.	305,501	6,241
*	Ultra Petroleum Corp.	206,354	6,114
*	Dresser-Rand Group Inc.	106,556	5,318
*	Oil States International Inc.	69,490	5,307
*	Rowan Cos. Inc.	172,478	5,231
	Diamond Offshore
	Drilling Inc.	94,067	5,198
	Energen Corp.	97,552	4,878
^	Kinder Morgan Inc.	150,127	4,830
*	Tesoro Corp.	194,729	4,549

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Patterson-UTI Energy Inc.	210,712	4,210
	Arch Coal Inc.	287,036	4,165
*	SandRidge Energy Inc.	499,544	4,076
*	Continental Resources Inc.	61,020	4,071
	World Fuel Services Corp.	95,724	4,018
*	McDermott
	International Inc.	319,853	3,681
	Tidewater Inc.	70,736	3,487
	CARBO Ceramics Inc.	26,843	3,311
*	Kodiak Oil & Gas Corp.	338,033	3,211
*	Atwood Oceanics Inc.	79,696	3,171
*	Rosetta Resources Inc.	72,315	3,146
*	Superior Energy
	Services Inc.	108,877	3,096
*	Energy XXI Bermuda Ltd.	93,854	2,992
*	Complete Production
	Services Inc.	86,513	2,903
*	Dril-Quip Inc.	43,735	2,879
	Lufkin Industries Inc.	41,571	2,798
*	Key Energy Services Inc.	175,557	2,716
	Berry Petroleum Co.
	Class A	63,539	2,670
*	Unit Corp.	55,833	2,591
*	SEACOR Holdings Inc.	27,893	2,481
*	Cobalt International
	Energy Inc.	159,159	2,470
	Bristow Group Inc.	49,890	2,364
*	CVR Energy Inc.	118,401	2,218
*	Helix Energy Solutions
	Group Inc.	137,626	2,174
*	Bill Barrett Corp.	63,688	2,170
*	Forest Oil Corp.	155,852	2,112
*	Oasis Petroleum Inc.	69,429	2,020
*	Gulfport Energy Corp.	64,106	1,888
*	McMoRan Exploration Co.	129,592	1,886
*	Northern Oil and Gas Inc.	77,974	1,870
	EXCO Resources Inc.	176,089	1,840
*	Swift Energy Co.	58,228	1,731
*	Gran Tierra Energy Inc.	349,005	1,675
*	Cloud Peak Energy Inc.	83,086	1,605
*	Stone Energy Corp.	60,644	1,600
*	Enbridge Energy
	Management LLC	42,442	1,475
*	Cheniere Energy Inc.	166,025	1,443
*	Hornbeck Offshore
	Services Inc.	44,305	1,374
*	Approach Resources Inc.	46,728	1,374
*	Gulfmark Offshore Inc.	31,743	1,333
*	SemGroup Corp. Class A	51,081	1,331
*	Carrizo Oil & Gas Inc.	50,209	1,323
*	Clayton Williams
	Energy Inc.	15,990	1,213
*,^	Clean Energy Fuels Corp.	90,367	1,126
*	Newpark Resources Inc.	115,348	1,096
	RPC Inc.	59,239	1,081

*	ION Geophysical Corp.	171,285	1,050
*	Patriot Coal Corp.	123,094	1,043
*	Tetra Technologies Inc.	110,034	1,028
	W&T Offshore Inc.	47,322	1,004
*	Parker Drilling Co.	136,825	981
*	Petroleum
	Development Corp.	27,590	969
*	Energy Partners Ltd.	65,868	962
*	Contango Oil & Gas Co.	16,097	936
*	Comstock Resources Inc.	60,644	928
*	Basic Energy Services Inc.	46,687	920
	Targa Resources Corp.	22,446	913
*,^	ATP Oil & Gas Corp.	123,792	911
*	Western Refining Inc.	67,498	897
*	Exterran Holdings Inc.	92,588	843
*	Goodrich Petroleum Corp.	61,095	839
*	Quicksilver Resources Inc.	124,758	837
*	Vaalco Energy Inc.	137,916	833
*	Hercules Offshore Inc.	178,811	794
*	Pioneer Drilling Co.	77,537	751
*,^	BPZ Resources Inc.	258,605	734
*	Abraxas Petroleum Corp.	212,515	701
	Crosstex Energy Inc.	54,091	684
	Gulf Island Fabrication Inc.	21,329	623
*	Callon Petroleum Co.	121,689	605
*	Dawson Geophysical Co.	15,171	600
*	Lone Pine Resources Inc.	81,401	571
*	Endeavour
	International Corp.	64,988	565
*	Cal Dive International Inc.	229,483	516
	Alon USA Energy Inc.	58,426	509
*	FX Energy Inc.	105,130	505
	Delek US Holdings Inc.	42,639	486
*	Matrix Service Co.	48,051	454
*	Resolute Energy Corp.	40,952	442
*	GeoResources Inc.	15,048	441
*	Harvest Natural
	Resources Inc.	58,141	429
*	Triangle Petroleum Corp.	71,404	426
*	Magnum Hunter
	Resources Corp.	76,917	415
^	Overseas Shipholding
	Group Inc.	36,823	402
	Penn Virginia Corp.	75,079	397
*,^	Hyperdynamics Corp.	157,899	387
*	Rex Energy Corp.	25,860	382
*	OYO Geospace Corp.	4,844	375
*	Petroquest Energy Inc.	55,519	366
*	Amyris Inc.	29,990	346
*	Gastar Exploration Ltd.	108,518	345
*	James River Coal Co.	44,326	307
*	Mitcham Industries Inc.	13,373	292
*	Tesco Corp.	21,186	268
*	Natural Gas Services
	Group Inc.	17,555	254

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	PHI Inc.	10,145	252
*	Venoco Inc.	33,736	228
*	CREDO Petroleum Corp.	19,272	198
	Bolt Technology Corp.	15,895	182
*	Houston American
	Energy Corp.	14,695	179
*	Global Geophysical
	Services Inc.	25,087	169
*,^	GMX Resources Inc.	126,772	158
	Adams Resources &
	Energy Inc.	5,283	153
*	Double Eagle
	Petroleum Co.	21,347	147
*	Warren Resources Inc.	43,588	142
*,^	CAMAC Energy Inc.	140,351	142
*	USEC Inc.	120,969	138
*	Vantage Drilling Co.	109,142	127
*	Rentech Inc.	96,366	126
*	Willbros Group Inc.	33,378	122
*	Westmoreland Coal Co.	9,078	116
*	Green Plains Renewable
	Energy Inc.	11,136	109
*	REX American
	Resources Corp.	4,844	107
*	Union Drilling Inc.	16,089	100
*	Toreador Resources Corp.	18,622	96
*	Evolution Petroleum Corp.	11,030	89
	Panhandle Oil and Gas Inc.
	Class A	2,516	83
*	TransAtlantic
	Petroleum Ltd.	55,600	73
*	Uranium Energy Corp.	20,935	64
*	HKN Inc.	28,657	61
*	ENGlobal Corp.	27,412	58
*	Geokinetics Inc.	22,198	48
*	Crimson Exploration Inc.	16,392	47
*	Oilsands Quest Inc.	869,328	39
*	Gasco Energy Inc.	164,589	37
*	TGC Industries Inc.	3,992	28
*	Syntroleum Corp.	28,793	28
*	RAM Energy
	Resources Inc.	4,137	13
*	Verenium Corp.	2,972	6
*	Uranium Resources Inc.	8,178	6
*	Barnwell Industries Inc.	2,036	5
*	GeoGlobal Resources Inc.	19,882	5
*	Delta Petroleum Corp.	38,336	4
*	Uranerz Energy Corp.	681	1
*	Isramco Inc.	8	1
*	GeoMet Inc.	761	1
*	PrimeEnergy Corp.	10	—
*	Cubic Energy Inc.	223	—
*	GreenHunter Energy Inc.	41	—
*	Tri-Valley Corp.	249	—
			2,160,222

Financials (14.6%)
Wells Fargo & Co.	6,789,401	187,116
JPMorgan Chase & Co.	5,277,695	175,483
Citigroup Inc.	3,949,771	103,918
* Berkshire Hathaway Inc.
Class B	1,163,148	88,748
Bank of America Corp.	13,717,900	76,272
US Bancorp	2,600,117	70,333
American Express Co.	1,454,174	68,593
Goldman Sachs Group Inc.	650,255	58,803
Simon Property Group Inc.	397,232	51,219
MetLife Inc.	1,431,090	44,621
PNC Financial Services
Group Inc.	712,123	41,068
Travelers Cos. Inc.	566,568	33,524
Bank of New York
Mellon Corp.	1,667,949	33,209
Prudential Financial Inc.	654,744	32,816
American Tower
Corporation	535,390	32,129
ACE Ltd.	457,217	32,060
Morgan Stanley	1,956,351	29,600
State Street Corp.	681,949	27,489
Aflac Inc.	632,020	27,341
Chubb Corp.	386,752	26,771
Public Storage	196,176	26,378
Capital One Financial Corp.	621,445	26,281
BB&T Corp.	942,887	23,732
Marsh &
McLennan Cos. Inc.	732,630	23,166
Equity Residential	401,022	22,870
HCP Inc.	550,779	22,819
BlackRock Inc.	127,988	22,813
CME Group Inc.	85,916	20,935
Annaly Capital
Management Inc.	1,310,878	20,922
Ventas Inc.	369,944	20,395
Franklin Resources Inc.	208,631	20,041
Boston Properties Inc.	198,815	19,802
T Rowe Price Group Inc.	347,057	19,765
Allstate Corp.	698,588	19,148
Aon Corp.	397,554	18,606
ProLogis Inc.	620,636	17,744
Discover Financial
Services	737,893	17,709
Vornado Realty Trust	224,351	17,244
AvalonBay
Communities Inc.	127,253	16,619
Loews Corp.	437,047	16,455
Charles Schwab Corp.	1,457,005	16,406
Progressive Corp.	820,406	16,006
Ameriprise Financial Inc.	319,080	15,839
Fifth Third Bancorp	1,243,698	15,820
American International
Group Inc.	641,535	14,884

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Host Hotels & Resorts Inc.	954,639	14,100
	Health Care REIT Inc.	256,945	14,011
	Weyerhaeuser Co.	728,117	13,594
	SunTrust Banks Inc.	725,678	12,845
	Invesco Ltd.	609,376	12,242
*	IntercontinentalExchange
	Inc.	99,411	11,984
	M&T Bank Corp.	152,730	11,659
	Northern Trust Corp.	293,028	11,621
	Principal Financial
	Group Inc.	424,391	10,440
	KeyCorp	1,287,395	9,900
	Moody’s Corp.	278,685	9,386
	SLM Corp.	694,765	9,310
	Hartford Financial
	Services Group Inc.	571,667	9,290
	NYSE Euronext	353,640	9,230
	Macerich Co.	178,568	9,036
*	CIT Group Inc.	258,037	8,998
	Digital Realty Trust Inc.	134,484	8,966
	Kimco Realty Corp.	549,672	8,927
	General Growth
	Properties Inc.	587,610	8,826
	Unum Group	409,793	8,634
	Willis Group Holdings plc	222,521	8,634
	American Capital
	Agency Corp.	297,905	8,365
	Lincoln National Corp.	416,338	8,085
	Plum Creek
	Timber Co. Inc.	218,632	7,993
	XL Group plc Class A	402,118	7,950
	SL Green Realty Corp.	115,703	7,710
	Federal Realty
	Investment Trust	84,947	7,709
	UDR Inc.	295,778	7,424
	Rayonier Inc.	164,685	7,350
	Regions Financial Corp.	1,699,601	7,308
	New York Community
	Bancorp Inc.	590,574	7,305
	Comerica Inc.	272,023	7,018
*	Affiliated Managers
	Group Inc.	70,452	6,760
*	Arch Capital Group Ltd.	180,405	6,716
	People’s United
	Financial Inc.	508,001	6,528
	Essex Property Trust Inc.	45,769	6,431
	Huntington
	Bancshares Inc.	1,165,149	6,397
	Leucadia National Corp.	280,584	6,380
	Cincinnati Financial Corp.	209,075	6,368
	Realty Income Corp.	180,262	6,302
	Everest Re Group Ltd.	73,568	6,186
	Torchmark Corp.	142,207	6,170
*	CBRE Group Inc. Class A	396,121	6,029
	Camden Property Trust	96,300	5,994

	Alexandria Real Estate
	Equities Inc.	83,847	5,783
	PartnerRe Ltd.	87,062	5,590
	WR Berkley Corp.	161,227	5,545
*	MSCI Inc. Class A	163,072	5,370
	Axis Capital Holdings Ltd.	166,243	5,313
	Reinsurance Group of
	America Inc. Class A	100,303	5,241
	Assurant Inc.	127,328	5,228
	RenaissanceRe
	Holdings Ltd.	70,039	5,209
*	Markel Corp.	12,467	5,170
	BRE Properties Inc.	101,172	5,107
	Arthur J Gallagher & Co.	152,274	5,092
*	Berkshire Hathaway Inc.
	Class A	43	4,934
	Senior Housing
	Properties Trust	217,564	4,882
	Taubman Centers Inc.	77,974	4,842
	Liberty Property Trust	156,572	4,835
	TD Ameritrade
	Holding Corp.	306,186	4,792
	Transatlantic Holdings Inc.	84,531	4,626
	Fidelity National
	Financial Inc. Class A	287,435	4,579
	Regency Centers Corp.	121,657	4,577
	Legg Mason Inc.	188,484	4,533
	Raymond James
	Financial Inc.	145,682	4,510
*	Genworth Financial Inc.
	Class A	664,407	4,352
	Ares Capital Corp.	277,673	4,290
	White Mountains
	Insurance Group Ltd.	9,285	4,210
	Duke Realty Corp.	342,185	4,123
	HCC Insurance
	Holdings Inc.	148,860	4,094
*	NASDAQ OMX Group Inc.	166,893	4,091
	Zions Bancorporation	248,240	4,041
	First Niagara Financial
	Group Inc.	467,916	4,038
	Hudson City Bancorp Inc.	642,740	4,017
	Commerce
	Bancshares Inc.	104,894	3,999
	Piedmont Office Realty
	Trust Inc. Class A	233,996	3,987
	East West Bancorp Inc.	201,555	3,981
	American Campus
	Communities Inc.	94,759	3,976
	Cullen/Frost Bankers Inc.	74,588	3,946
	Hospitality Properties Trust	167,131	3,841
	American Financial
	Group Inc.	102,755	3,791
	Eaton Vance Corp.	159,990	3,782
	BioMed Realty Trust Inc.	208,186	3,764

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Signature Bank	62,313	3,738
	Apartment Investment &
	Management Co.	162,582	3,725
	Brown & Brown Inc.	164,437	3,721
	Home Properties Inc.	64,623	3,720
	National Retail
	Properties Inc.	140,942	3,718
	DDR Corp.	301,322	3,667
	Jones Lang LaSalle Inc.	58,769	3,600
	Hancock Holding Co.	109,657	3,506
	Chimera
	Investment Corp.	1,383,303	3,472
	Equity Lifestyle
	Properties Inc.	51,874	3,459
	SEI Investments Co.	197,687	3,430
	Weingarten Realty
	Investors	156,562	3,416
	Tanger Factory Outlet
	Centers	115,577	3,389
	MFA Financial Inc.	479,431	3,222
	CBOE Holdings Inc.	123,374	3,190
	Mid-America Apartment
	Communities Inc.	50,674	3,170
	Mack-Cali Realty Corp.	118,658	3,167
*	American Capital Ltd.	470,374	3,166
	ProAssurance Corp.	39,658	3,166
	Allied World Assurance Co.
	Holdings AG	49,369	3,107
	Erie Indemnity Co.
	Class A	39,496	3,087
	Old Republic
	International Corp.	331,284	3,071
*	E*Trade Financial Corp.	383,567	3,053
	Kilroy Realty Corp.	79,740	3,036
	CBL & Associates
	Properties Inc.	192,077	3,016
	Douglas Emmett Inc.	165,252	3,014
	Post Properties Inc.	68,793	3,008
	Assured Guaranty Ltd.	225,963	2,969
	Extra Space Storage Inc.	122,085	2,958
	Delphi Financial Group Inc.	66,681	2,954
	Highwoods Properties Inc.	98,771	2,931
	Waddell & Reed
	Financial Inc. Class A	117,344	2,907
	City National Corp.	65,255	2,883
	First Horizon National Corp.	359,438	2,876
	Bank of Hawaii Corp.	63,790	2,838
*	SVB Financial Group	58,926	2,810
	LaSalle Hotel Properties	115,987	2,808
	CapitalSource Inc.	417,996	2,801
	Validus Holdings Ltd.	87,775	2,765
	Entertainment
	Properties Trust	62,677	2,740
	Valley National Bancorp	220,104	2,723

	Omega Healthcare
	Investors Inc.	140,503	2,719
	Fulton Financial Corp.	272,307	2,671
	Hatteras Financial Corp.	100,954	2,662
	Associated Banc-Corp	236,351	2,640
	Capitol Federal
	Financial Inc.	228,406	2,636
	Protective Life Corp.	114,601	2,585
	Aspen Insurance
	Holdings Ltd.	96,537	2,558
	Washington Real Estate
	Investment Trust	90,009	2,462
	Prosperity Bancshares Inc.	60,945	2,459
*	First Republic Bank	79,509	2,434
	Jefferies Group Inc.	176,997	2,434
	Alleghany Corp.	8,398	2,396
	Alterra Capital Holdings Ltd. 100,979		2,386
	Colonial Properties Trust	112,480	2,346
*,^	MBIA Inc.	201,209	2,332
	Starwood Property
	Trust Inc.	125,262	2,319
	FirstMerit Corp.	148,928	2,253
	StanCorp Financial
	Group Inc.	60,850	2,236
*	Stifel Financial Corp.	69,563	2,229
	DiamondRock
	Hospitality Co.	228,168	2,200
	RLJ Lodging Trust	130,444	2,195
*	Forest City
	Enterprises Inc. Class A	184,170	2,177
	Invesco Mortgage
	Capital Inc.	154,721	2,174
	Hanover Insurance
	Group Inc.	62,111	2,171
*	CNO Financial Group Inc.	340,577	2,149
	TCF Financial Corp.	206,989	2,136
	Washington Federal Inc.	150,626	2,107
	Corporate Office
	Properties Trust	98,020	2,084
	Webster Financial Corp.	101,405	2,068
	DuPont Fabros
	Technology Inc.	85,142	2,062
	BOK Financial Corp.	37,334	2,051
	Kemper Corp.	70,051	2,046
	Iberiabank Corp.	41,416	2,042
	Trustmark Corp.	83,057	2,017
*	Ocwen Financial Corp.	137,464	1,990
	FNB Corp.	173,155	1,958
	Federated Investors Inc.
	Class B	128,398	1,945
*	Popular Inc.	1,396,525	1,941
	Healthcare Realty
	Trust Inc.	104,240	1,938
	Umpqua Holdings Corp.	156,110	1,934

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Endurance Specialty
	Holdings Ltd.	49,845	1,907
	CommonWealth REIT	114,001	1,897
	RLI Corp.	25,910	1,888
	Cash America
	International Inc.	39,965	1,864
	First American
	Financial Corp.	144,261	1,828
	Susquehanna
	Bancshares Inc.	214,125	1,794
	Platinum Underwriters
	Holdings Ltd.	51,294	1,750
	United Bankshares Inc.	61,680	1,744
	Two Harbors
	Investment Corp.	188,224	1,739
	Northwest Bancshares Inc.	139,749	1,738
	DCT Industrial Trust Inc.	337,965	1,730
	Apollo Investment Corp.	268,605	1,730
	Brandywine Realty Trust	181,268	1,722
	Westamerica
	Bancorporation	39,177	1,720
	Mercury General Corp.	37,639	1,717
	Potlatch Corp.	54,812	1,705
	CubeSmart	156,208	1,662
	Community Bank
	System Inc.	58,952	1,639
	UMB Financial Corp.	43,799	1,632
	Sovran Self Storage Inc.	38,097	1,626
	Janus Capital Group Inc.	256,132	1,616
*	Ezcorp Inc. Class A	61,254	1,615
	EastGroup Properties Inc.	36,902	1,605
*	Howard Hughes Corp.	36,199	1,599
*	Portfolio Recovery
	Associates Inc.	23,166	1,564
	Glacier Bancorp Inc.	129,656	1,560
*	Texas Capital
	Bancshares Inc.	50,933	1,559
	Primerica Inc.	66,990	1,557
	Acadia Realty Trust	76,921	1,549
*	First Industrial Realty
	Trust Inc.	151,129	1,546
	Synovus Financial Corp.	1,084,995	1,530
*	Knight Capital Group Inc.
	Class A	129,428	1,530
	Cathay General Bancorp	102,102	1,524
	Medical Properties
	Trust Inc.	153,832	1,518
*	World Acceptance Corp.	20,653	1,518
	Old National Bancorp	129,367	1,507
	Montpelier Re
	Holdings Ltd.	84,804	1,505
	PS Business Parks Inc.	27,097	1,502
	National Penn
	Bancshares Inc.	176,745	1,492

	Anworth Mortgage
	Asset Corp.	237,528	1,492
^	CYS Investments Inc.	112,528	1,479
	Equity One Inc.	86,133	1,463
	Bank of the Ozarks Inc.	49,110	1,455
*	Strategic Hotels &
	Resorts Inc.	270,735	1,454
	CVB Financial Corp.	144,819	1,453
	Capstead Mortgage Corp.	115,012	1,431
	Lexington Realty Trust	189,610	1,420
	National Health
	Investors Inc.	32,229	1,417
	First Midwest Bancorp Inc.	139,631	1,414
	Columbia Banking
	System Inc.	72,996	1,407
^	Prospect Capital Corp.	149,861	1,392
*	St. Joe Co.	94,356	1,383
	Greenhill & Co. Inc.	37,929	1,379
*	MGIC Investment Corp.	368,501	1,375
	NBT Bancorp Inc.	61,919	1,370
	Wintrust Financial Corp.	48,612	1,364
*	First Cash Financial
	Services Inc.	38,253	1,342
	Glimcher Realty Trust	145,439	1,338
	BancorpSouth Inc.	121,001	1,333
*	Altisource Portfolio
	Solutions SA	26,542	1,332
	International
	Bancshares Corp.	72,569	1,331
	Oritani Financial Corp.	102,912	1,314
	First Financial Bancorp	77,904	1,296
	Selective Insurance
	Group Inc.	72,774	1,290
	Associated Estates
	Realty Corp.	80,310	1,281
	Alexander’s Inc.	3,429	1,269
	First Citizens
	BancShares Inc. Class A	7,220	1,263
	Argo Group International
	Holdings Ltd.	43,011	1,246
	Evercore Partners Inc.
	Class A	45,759	1,218
*	Sunstone Hotel
	Investors Inc.	147,437	1,202
*	Enstar Group Ltd.	12,231	1,201
	Chemical Financial Corp.	56,193	1,198
	PrivateBancorp Inc.
	Class A	107,852	1,184
	First Financial
	Bankshares Inc.	35,010	1,170
	First Commonwealth
	Financial Corp.	219,814	1,156
	Astoria Financial Corp.	136,023	1,155
	Boston Private Financial
	Holdings Inc.	145,144	1,152

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Fifth Street Finance Corp.	120,339	1,152
	Pebblebrook Hotel Trust	60,039	1,152
	PacWest Bancorp	60,123	1,139
	Home Bancshares Inc.	43,904	1,138
	Independent Bank Corp.	41,658	1,137
*	Financial Engines Inc.	50,761	1,133
	MB Financial Inc.	66,082	1,130
	Government Properties
	Income Trust	50,053	1,129
*	Pinnacle Financial
	Partners Inc.	68,694	1,109
	BlackRock Kelso
	Capital Corp.	135,945	1,109
*	TFS Financial Corp.	122,466	1,097
*	DFC Global Corp.	59,822	1,080
	Cousins Properties Inc.	167,287	1,072
	Employers Holdings Inc.	59,043	1,068
	American Equity Investment
	Life Holding Co.	101,970	1,060
	Tower Group Inc.	52,544	1,060
	City Holding Co.	31,222	1,058
	Franklin Street
	Properties Corp.	106,158	1,056
	Brookline Bancorp Inc.	123,148	1,039
	S&T Bancorp Inc.	52,377	1,024
	Amtrust Financial
	Services Inc.	43,007	1,021
	FBL Financial Group Inc.
	Class A	30,018	1,021
*	Citizens Republic
	Bancorp Inc.	89,363	1,019
	BGC Partners Inc. Class A	169,989	1,010
	Oriental Financial Group Inc.	82,690	1,001
	Symetra Financial Corp.	109,806	996
	Advance America Cash
	Advance Centers Inc.	111,099	994
	Redwood Trust Inc.	97,447	992
	Chesapeake Lodging Trust	64,140	992
^	Cohen & Steers Inc.	34,167	987
	Education Realty Trust Inc.	96,049	983
	Ashford Hospitality
	Trust Inc.	121,655	973
	MarketAxess Holdings Inc.	32,108	967
	ARMOUR Residential
	REIT Inc.	135,608	956
	Berkshire Hills Bancorp Inc.	43,078	956
	Park National Corp.	14,471	941
	Provident Financial
	Services Inc.	69,729	934
	Saul Centers Inc.	26,084	924
*	AMERISAFE Inc.	39,544	919
*	Investors Bancorp Inc.	67,237	906
	Dime Community
	Bancshares Inc.	71,649	903
*	Credit Acceptance Corp.	10,858	893

	LTC Properties Inc.	28,767	888
	Hersha Hospitality Trust
	Class A	181,121	884
	Community Trust
	Bancorp Inc.	29,757	875
	Infinity Property &
	Casualty Corp.	15,109	857
	First Busey Corp.	167,690	838
*	Hilltop Holdings Inc.	98,467	832
	First Potomac Realty Trust	63,357	827
	Harleysville Group Inc.	14,547	823
	Colony Financial Inc.	52,150	819
*	BBCN Bancorp Inc.	85,984	813
*	PHH Corp.	74,956	802
*	Navigators Group Inc.	16,803	801
	Duff & Phelps Corp. Class A	54,566	791
	American National
	Insurance Co.	10,809	789
	Flushing Financial Corp.	62,163	785
	Cardinal Financial Corp.	72,089	774
	Nelnet Inc. Class A	31,355	767
	Hudson Valley Holding Corp.	35,688	757
	Banner Corp.	44,154	757
*	Beneficial Mutual
	Bancorp Inc.	89,443	748
*	LPL Investment
	Holdings Inc.	24,478	748
	Bancfirst Corp.	19,365	727
	Interactive Brokers
	Group Inc.	48,340	722
	NorthStar Realty
	Finance Corp.	150,640	719
*	Ameris Bancorp	69,708	717
	Hercules Technology
	Growth Capital Inc.	75,156	709
	Northfield Bancorp Inc.	49,885	706
*	Citizens Inc.	71,086	689
	Arrow Financial Corp.	29,030	680
*	Green Dot Corp. Class A	21,759	679
*	Greenlight Capital Re Ltd.
	Class A	28,599	677
*	Encore Capital Group Inc.	31,794	676
	Inland Real Estate Corp.	87,915	669
	Agree Realty Corp.	27,294	665
*	iStar Financial Inc.	125,313	663
	Flagstone Reinsurance
	Holdings SA	79,240	657
	Trustco Bank Corp. NY	116,665	654
	Calamos Asset
	Management Inc. Class A	52,210	653
	Sun Communities Inc.	17,818	651
	CreXus Investment Corp.	62,689	651
	ViewPoint Financial Group	49,769	648
	Newcastle Investment Corp.	139,048	647
	KBW Inc.	42,213	641

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Solar Capital Ltd.	28,974	640
*	Forestar Group Inc.	41,535	628
	Great Southern Bancorp Inc.	26,435	624
	Cedar Realty Trust Inc.	142,237	613
	Horace Mann
	Educators Corp.	44,247	607
	Capital Southwest Corp.	7,396	603
	Bryn Mawr Bank Corp.	30,906	602
	Lakeland Financial Corp.	23,049	596
	BankUnited Inc.	27,082	596
	Safety Insurance Group Inc.	14,668	594
*	Central Pacific
	Financial Corp.	45,853	592
	Walter Investment
	Management Corp.	28,751	590
*	INTL. FCStone Inc.	24,899	587
	Campus Crest
	Communities Inc.	57,621	580
	American Assets Trust Inc.	27,980	574
*	Investment Technology
	Group Inc.	53,043	573
	Pennsylvania Real Estate
	Investment Trust	54,585	570
	GAMCO Investors Inc.	13,016	566
	Excel Trust Inc.	47,136	566
	Southside Bancshares Inc.	25,775	558
	Camden National Corp.	17,105	558
	GFI Group Inc.	134,693	555
	Federal Agricultural
	Mortgage Corp.	30,538	550
	1st Source Corp.	21,614	547
	WesBanco Inc.	27,935	544
*	ICG Group Inc.	69,489	536
*	Global Indemnity plc	25,959	515
	Apollo Commercial Real
	Estate Finance Inc.	39,196	515
	Simmons First National Corp.
	Class A	18,919	514
	Alliance Financial Corp.	16,606	513
	Bank of Marin Bancorp	13,503	508
	Provident New York Bancorp	75,475	501
	Arlington Asset
	Investment Corp. Class A	23,277	497
*	Cowen Group Inc. Class A	191,246	495
	Radian Group Inc.	211,538	495
	Meadowbrook Insurance
	Group Inc.	46,043	492
	Investors Real Estate Trust	65,857	480
	Getty Realty Corp.	34,144	476
*	National Financial
	Partners Corp.	34,655	469
*	Ladenburg Thalmann
	Financial Services Inc.	188,647	468
*	PICO Holdings Inc.	22,097	455
*	HFF Inc. Class A	43,916	454

*	Piper Jaffray Cos.	22,317	451
	United Fire & Casualty Co.	22,087	446
	Republic Bancorp Inc.
	Class A	19,406	444
	Bancorp Rhode Island Inc.	11,022	438
	CoBiz Financial Inc.	73,877	426
	Enterprise Financial
	Services Corp.	28,741	425
	Bank Mutual Corp.	132,064	420
	Cogdell Spencer Inc.	98,126	417
^	Ames National Corp.	21,153	412
	SCBT Financial Corp.	14,213	412
	Renasant Corp.	27,470	412
	Retail Opportunity
	Investments Corp.	34,271	406
	Presidential Life Corp.	40,566	405
*	Netspend Holdings Inc.	49,825	404
	BankFinancial Corp.	72,276	399
	First Financial Holdings Inc.	43,405	388
	Epoch Holding Corp.	17,347	386
	Sandy Spring Bancorp Inc.	21,876	384
	Chatham Lodging Trust	33,912	366
	Baldwin & Lyons Inc.	16,532	360
	Main Street Capital Corp.	16,917	359
	Maiden Holdings Ltd.	40,820	358
	Gladstone Capital Corp.	45,782	349
*	Virtus Investment
	Partners Inc.	4,577	348
	Consolidated-Tomoka
	Land Co.	12,803	347
	First Merchants Corp.	40,615	344
*	eHealth Inc.	23,256	342
	MCG Capital Corp.	85,641	342
*	BRT Realty Trust	52,794	335
*	Arbor Realty Trust Inc.	92,908	327
*	Gramercy Capital Corp.	130,290	326
*	Sterling Financial Corp.	19,482	325
	Donegal Group Inc. Class A	22,475	318
	Gladstone Investment Corp.	43,287	315
	Centerstate Banks Inc.	46,624	309
	Hudson Pacific
	Properties Inc.	21,454	304
	Marlin Business
	Services Corp.	23,447	298
*	American Safety Insurance
	Holdings Ltd.	13,683	298
*	Phoenix Cos. Inc.	175,967	296
*	FelCor Lodging Trust Inc.	96,712	295
	Edelman Financial Group Inc.	44,531	293
	PennantPark
	Investment Corp.	28,876	291
*	Western Alliance Bancorp	45,978	286
	Heartland Financial USA Inc.	18,437	283
	Capital City Bank Group Inc.	29,455	281
*	Safeguard Scientifics Inc.	17,794	281

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Medallion Financial Corp.	24,457	278
*	Gleacher & Co. Inc.	164,410	276
	Lakeland Bancorp Inc.	31,400	271
*	Capital Trust Inc. Class A	119,348	269
	Universal Health Realty
	Income Trust	6,859	268
	First Defiance Financial Corp.	18,074	264
	Crawford & Co. Class B	42,732	263
	Ramco-Gershenson
	Properties Trust	26,717	263
	Artio Global Investors Inc.
	Class A	53,727	262
	PennyMac Mortgage
	Investment Trust	15,625	260
	National Western Life
	Insurance Co. Class A	1,897	258
	Sabra Health Care REIT Inc.	20,929	253
*	NewStar Financial Inc.	23,990	244
*	State Bank Financial Corp.	15,794	239
*	Avatar Holdings Inc.	33,058	237
	ESSA Bancorp Inc.	22,091	231
	SY Bancorp Inc.	11,219	230
	Life Partners Holdings Inc.	35,038	226
	American National
	Bankshares Inc.	11,267	220
	First Financial Corp.	6,467	215
	OneBeacon Insurance
	Group Ltd. Class A	13,962	215
	Stewart Information
	Services Corp.	18,521	214
*	MPG Office Trust Inc.	106,619	212
	First of Long Island Corp.	7,987	210
*	Tejon Ranch Co.	8,440	207
	Parkway Properties Inc.	20,713	204
	Washington Trust
	Bancorp Inc.	8,538	204
	Dynex Capital Inc.	22,247	203
	EMC Insurance Group Inc.	9,778	201
	Triangle Capital Corp.	10,455	200
*	Doral Financial Corp.	208,027	199
	StellarOne Corp.	17,417	198
*	Asset Acceptance
	Capital Corp.	50,592	198
	Coresite Realty Corp.	10,827	193
	Tompkins Financial Corp.	4,957	191
	Urstadt Biddle Properties Inc.
	Class A	10,180	184
*	Eagle Bancorp Inc.	12,562	183
	First Community
	Bancshares Inc.	14,396	180
	Westfield Financial Inc.	24,409	180
	Resource Capital Corp.	31,868	179
*	AmeriServ Financial Inc.	91,246	178
*	FBR & Co.	86,549	177

	US Global Investors Inc.
	Class A	29,350	177
	Sierra Bancorp	20,100	177
	MVC Capital Inc.	15,090	175
	Center Bancorp Inc.	17,681	173
	SWS Group Inc.	25,127	173
	TowneBank	13,916	170
	Bridge Bancorp Inc.	8,339	166
	Bar Harbor Bankshares	5,322	160
	First Bancorp	13,764	153
*	First Marblehead Corp.	130,999	153
	Trico Bancshares	10,697	152
*,^	BankAtlantic Bancorp Inc.
	Class A	44,003	149
	German American
	Bancorp Inc.	7,886	143
	WSFS Financial Corp.	3,949	142
	Asta Funding Inc.	17,759	142
	Crawford & Co. Class A	34,505	140
*	CompuCredit Holdings Corp.	37,021	137
	Diamond Hill Investment
	Group Inc.	1,851	137
	OceanFirst Financial Corp.	10,355	135
	Merchants Bancshares Inc.	4,593	134
	State Auto Financial Corp.	9,657	131
	Financial Institutions Inc.	7,971	129
	Resource America Inc.
	Class A	27,022	129
^	RAIT Financial Trust	27,057	129
	Clifton Savings Bancorp Inc.	13,608	126
	Kite Realty Group Trust	27,583	124
	Mission West Properties Inc.	12,993	117
	Century Bancorp Inc.
	Class A	4,130	117
	CapLease Inc.	28,661	116
	Kennedy-Wilson
	Holdings Inc.	10,928	116
*	West Coast Bancorp	7,313	114
	National Interstate Corp.	4,505	111
*	United Community
	Banks Inc.	15,440	108
	Union First Market
	Bankshares Corp.	8,097	108
	Investors Title Co.	2,968	106
*	Guaranty Bancorp	71,855	106
	Nicholas Financial Inc.	8,016	103
*	CIFC Corp.	18,381	99
	FXCM Inc. Class A	10,083	98
*	American
	Independence Corp.	24,191	98
	Univest Corp. of
	Pennsylvania	6,455	95
	SeaBright Holdings Inc.	12,256	94
*	Flagstar Bancorp Inc.	184,724	93
*	Hanmi Financial Corp.	12,570	93

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	TICC Capital Corp.	10,490	91
	Sterling Bancorp	10,065	87
	Kohlberg Capital Corp.	13,744	87
	Monmouth Real Estate
	Investment Corp. Class A	9,168	84
	One Liberty Properties Inc.	5,034	83
	CFS Bancorp Inc.	19,042	82
	CNB Financial Corp.	5,116	81
	Gain Capital Holdings Inc.	12,000	80
	Winthrop Realty Trust	7,897	80
*	Bridge Capital Holdings	7,649	80
	Citizens & Northern Corp.	4,204	78
	First Pactrust Bancorp Inc.	7,525	77
	ESB Financial Corp.	5,426	76
	Kaiser Federal Financial
	Group Inc.	5,900	76
	MainSource Financial
	Group Inc.	8,507	75
*	Cape Bancorp Inc.	8,730	69
	Oppenheimer Holdings Inc.
	Class A	4,171	67
	Rockville Financial Inc.	5,880	61
*	First Financial Northwest Inc.	10,288	61
	Thomas Properties
	Group Inc.	18,002	60
	Golub Capital BDC Inc.	3,864	60
	Peoples Bancorp Inc.	3,924	58
	Institutional Financial
	Markets Inc.	39,632	56
	Westwood Holdings
	Group Inc.	1,437	53
*	Metro Bancorp Inc.	6,058	51
*	Firstcity Financial Corp.	6,268	50
	Suffolk Bancorp	4,640	50
*	Virginia Commerce
	Bancorp Inc.	6,417	50
	Tower Bancorp Inc.	1,738	50
	Gladstone Commercial Corp.	2,735	48
	West Bancorporation Inc.	4,882	47
	Ameriana Bancorp	11,164	45
	United Financial Bancorp Inc.	2,777	45
	Kansas City Life
	Insurance Co.	1,335	44
*	First Acceptance Corp.	31,777	43
*	Bancorp Inc.	5,701	41
	NGP Capital Resources Co.	5,652	41
*	Mercantile Bank Corp.	4,071	40
	VIST Financial Corp.	6,454	39
*	BancTrust Financial
	Group Inc.	31,127	39
*	Wilshire Bancorp Inc.	10,555	38
*	Hallmark Financial Services	5,462	38
	Heritage Financial Corp.	2,981	37
	Roma Financial Corp.	3,657	36
	Central Bancorp Inc.	2,000	34

	Eastern Insurance
	Holdings Inc.	2,351	34
*	NewBridge Bancorp	8,541	33
	QC Holdings Inc.	8,115	33
	Pulaski Financial Corp.	4,255	30
	UMH Properties Inc.	3,150	29
*	Republic First Bancorp Inc.	19,317	29
	North Central
	Bancshares Inc.	1,596	29
	PMC Commercial Trust	3,945	28
*	Southwest Bancorp Inc.	4,391	26
*	Tree.com Inc.	4,506	25
*	Consumer Portfolio
	Services Inc.	27,554	25
	Home Federal Bancorp Inc.	2,343	24
*	Heritage Commerce Corp.	5,119	24
	Provident Financial
	Holdings Inc.	2,366	22
	State Bancorp Inc.	1,776	22
	Alliance Bancorp Inc. of
	Pennsylvania	1,999	22
*	Macatawa Bank Corp.	9,356	21
	National Bankshares Inc.	758	21
*	Maui Land &
	Pineapple Co. Inc.	4,926	21
*	American River Bankshares	4,369	20
*	Colony Bankcorp Inc.	8,747	20
	Summit Hotel Properties Inc.	2,077	20
	Peapack Gladstone
	Financial Corp.	1,781	19
	First Interstate
	Bancsystem Inc.	1,458	19
	Territorial Bancorp Inc.	952	19
	Bank of Kentucky
	Financial Corp.	937	19
*	21st Century Holding Co.	6,330	19
	Washington Banking Co.	1,457	17
	Meta Financial Group Inc.	1,065	17
*	Hampton Roads
	Bankshares Inc.	5,951	16
*	Penson Worldwide Inc.	13,212	15
*	Eastern Virginia
	Bankshares Inc.	7,531	15
*	Grubb & Ellis Co.	117,743	15
	TF Financial Corp.	662	15
	Pacific Continental Corp.	1,661	15
	Citizens South Banking Corp.	4,075	15
*	1st United Bancorp Inc.	2,581	14
	Penns Woods Bancorp Inc.	363	14
*	Waterstone Financial Inc.	7,258	14
	Greene County Bancorp Inc.	800	14
	Independence Holding Co.	1,651	13
	First M&F Corp.	4,721	13
*	BCSB Bancorp Inc.	1,216	13
*	Stratus Properties Inc.	1,643	13

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	North Valley Bancorp	1,335	13
	Shore Bancshares Inc.	2,438	13
	First Bancorp Inc.	791	12
	Terreno Realty Corp.	801	12
	Federal Agricultural
	Mortgage Corp. Class A	1,021	12
*	Sun Bancorp Inc.	4,829	12
	California First National
	Bancorp	719	12
*	Pacific Mercantile Bancorp	3,311	11
*	First South Bancorp Inc.	3,190	10
	Codorus Valley Bancorp Inc.	1,213	10
*	Affirmative Insurance
	Holdings Inc.	18,300	10
	Pzena Investment
	Management Inc. Class A	2,274	10
*	United Community
	Financial Corp.	7,740	10
	HopFed Bancorp Inc.	1,411	9
*	Unity Bancorp Inc.	1,345	9
	Parkvale Financial Corp.	349	9
	Middleburg Financial Corp.	539	8
*	Seacoast Banking Corp.
	of Florida	4,924	7
	Indiana Community Bancorp	461	7
*	PMI Group Inc.	248,447	7
*	First United Corp.	1,861	6
*	Preferred Bank	793	6
*	Old Second Bancorp Inc.	4,290	6
*	Farmers Capital Bank Corp.	1,229	6
	Wayne Savings
	Bancshares Inc.	693	5
	Northrim BanCorp Inc.	303	5
	Firstbank Corp.	878	4
	HF Financial Corp.	396	4
*	Jefferson Bancshares Inc.	1,639	4
	MutualFirst Financial Inc.	544	4
*	Timberland Bancorp Inc.	706	3
*	Royal Bancshares of
	Pennsylvania Inc.	1,796	2
*	Premierwest Bancorp	2,834	2
	Peoples Financial Corp.	187	2
	Charter Financial Corp.	200	2
	New Hampshire Thrift
	Bancshares Inc.	141	2
*	ZipRealty Inc.	1,295	1
	THL Credit Inc.	117	1
*	Independent Bank Corp.	1,015	1
*	MetroCorp Bancshares Inc.	159	1
*	Community Bankers
	Trust Corp.	851	1
*	Taylor Capital Group Inc.	87	1
*	Home Bancorp Inc.	53	1
	JMP Group Inc.	111	1
*	Harris & Harris Group Inc.	229	1

	MidSouth Bancorp Inc.	54	1
*	Encore Bancshares Inc.	51	1
*	Valley National Bancorp
	Warrants EXP 6/30/2015	240	1
	C&F Financial Corp.	23	1
	Fox Chase Bancorp Inc.	43	1
	Ohio Valley Banc Corp.	28	1
	Citizens Holding Co.	29	1
	United Security Bancshares	128	1
	Norwood Financial Corp.	18	1
	Oneida Financial Corp.	52	—
	Union Bankshares Inc.	25	—
	Horizon Bancorp	27	—
	Universal Insurance
	Holdings Inc.	131	—
	Orrstown Financial
	Services Inc.	53	—
	Hingham Institution for
	Savings	9	—
	Commercial National
	Financial Corp.	17	—
*	Intervest Bancshares Corp.
	Class A	131	—
	Auburn National
	Bancorporation Inc.	18	—
	SI Financial Group Inc.	31	—
	Landmark Bancorp Inc.	16	—
	Old Point Financial Corp.	27	—
	Salisbury Bancorp Inc.	11	—
	First Citizens Banc Corp.	54	—
*	1st Constitution Bancorp	31	—
	LNB Bancorp Inc.	46	—
	Community Bank Shares of
	Indiana Inc.	22	—
*	Tower Financial Corp.	24	—
*	Yadkin Valley Financial Corp.	114	—
	Mid Penn Bancorp Inc.	24	—
	Hawthorn Bancshares Inc.	28	—
	Cheviot Financial Corp.	23	—
	ECB Bancorp Inc.	16	—
*	United Bancshares Inc.	23	—
*	Southern Community
	Financial Corp.	118	—
*	United Security Bancshares	57	—
*	MBT Financial Corp.	114	—
*	Summit Financial Group Inc.	44	—
*	Vestin Realty Mortgage II Inc.	90	—
*	Severn Bancorp Inc.	41	—
	Heritage Financial Group Inc.	9	—
	WVS Financial Corp.	11	—
	Prudential Bancorp Inc. of
	Pennsylvania	19	—
	National Security Group Inc.	11	—
*	WSB Holdings Inc.	35	—
*	Park Sterling Corp.	19	—

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Porter Bancorp Inc.	25	—
*	Rodman & Renshaw Capital
	Group Inc.	129	—
*	Transcontinental Realty
	Investors Inc.	12	—
*	Berkshire Bancorp Inc.	1	—
*	First Security Group Inc.	1	—
			2,762,180
Health Care (11.7%)
	Johnson & Johnson	3,709,282	243,255
	Pfizer Inc.	10,560,966	228,539
	Merck & Co. Inc.	4,170,060	157,211
	Abbott Laboratories	2,106,957	118,474
	Bristol-Myers Squibb Co.	2,308,765	81,361
	UnitedHealth Group Inc.	1,456,526	73,817
	Amgen Inc.	1,073,937	68,958
	Eli Lilly & Co.	1,410,238	58,609
	Medtronic Inc.	1,435,898	54,923
*	Gilead Sciences Inc.	1,043,935	42,728
*	Celgene Corp.	620,764	41,964
	Baxter International Inc.	768,888	38,045
	Allergan Inc.	416,006	36,500
*	Biogen Idec Inc.	311,725	34,305
	WellPoint Inc.	487,931	32,325
	Covidien plc	667,571	30,047
*	Medco Health
	Solutions Inc.	521,613	29,158
*	Express Scripts Inc.	627,379	28,038
	McKesson Corp.	333,179	25,958
*	Intuitive Surgical Inc.	52,860	24,475
*	Thermo Fisher
	Scientific Inc.	516,552	23,229
	Becton Dickinson and Co.	294,053	21,972
	Aetna Inc.	504,374	21,280
	Humana Inc.	225,527	19,758
	Stryker Corp.	394,285	19,600
	Cardinal Health Inc.	466,053	18,926
*	Alexion
	Pharmaceuticals Inc.	249,548	17,843
*	Agilent Technologies Inc.	470,554	16,436
	Cigna Corp.	385,959	16,210
	St. Jude Medical Inc.	445,500	15,281
*	Zimmer Holdings Inc.	257,429	13,752
	AmerisourceBergen Corp.
	Class A	364,533	13,557
	Quest Diagnostics Inc.	214,230	12,438
*	Mylan Inc.	576,096	12,363
*	Cerner Corp.	194,524	11,915
*	Laboratory Corp. of
	America Holdings	137,074	11,784
*	Pharmasset Inc.	91,840	11,774
*	Forest Laboratories Inc.	371,649	11,246
*	Boston Scientific Corp.	2,068,612	11,046
	Perrigo Co.	113,062	11,001

*	Edwards
	Lifesciences Corp.	155,331	10,982
*	Watson
	Pharmaceuticals Inc.	181,165	10,932
*	Varian Medical Systems Inc.	158,611	10,648
	CR Bard Inc.	117,280	10,027
*	DaVita Inc.	126,446	9,586
*	Life Technologies Corp.	244,328	9,507
*	Vertex Pharmaceuticals Inc.	281,676	9,354
*	Waters Corp.	123,637	9,155
*	Henry Schein Inc.	124,705	8,035
*	CareFusion Corp.	302,757	7,693
*	Hospira Inc.	223,200	6,779
	DENTSPLY
	International Inc.	191,290	6,693
*	Mettler-Toledo
	International Inc.	43,104	6,367
*	Hologic Inc.	353,686	6,193
*	Coventry Health Care Inc.	201,052	6,106
*	IDEXX Laboratories Inc.	76,893	5,918
*	Endo Pharmaceuticals
	Holdings Inc.	157,254	5,430
	Omnicare Inc.	156,202	5,381
*	Regeneron
	Pharmaceuticals Inc.	96,464	5,347
*	ResMed Inc.	205,152	5,211
*	HCA Holdings Inc.	236,320	5,206
*	BioMarin
	Pharmaceutical Inc.	150,779	5,184
*	Illumina Inc.	167,534	5,106
*	Allscripts Healthcare
	Solutions Inc.	254,473	4,820
*	Healthspring Inc.	87,322	4,763
	Universal Health
	Services Inc. Class B	122,391	4,756
*	Mednax Inc.	66,013	4,754
	Cooper Cos. Inc.	64,559	4,553
*	AMERIGROUP Corp.	67,129	3,966
*	Gen-Probe Inc.	65,205	3,855
	Patterson Cos. Inc.	129,848	3,833
*	Salix Pharmaceuticals Ltd.	79,969	3,827
*	Onyx Pharmaceuticals Inc.	86,599	3,806
*	Covance Inc.	82,200	3,758
*	HMS Holdings Corp.	115,578	3,696
*	Health Net Inc.	121,411	3,693
	Teleflex Inc.	55,439	3,398
*	United Therapeutics Corp.	71,621	3,384
*	Sirona Dental Systems Inc.	76,659	3,376
*	Questcor
	Pharmaceuticals Inc.	80,708	3,356
*	Tenet Healthcare Corp.	645,504	3,311
*	Cubist Pharmaceuticals Inc.	83,268	3,299
	Techne Corp.	48,052	3,280
	Lincare Holdings Inc.	126,443	3,251

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Catalyst Health
	Solutions Inc.	61,270	3,186
	PerkinElmer Inc.	154,132	3,083
*	WellCare Health Plans Inc.	58,224	3,057
*	Cepheid Inc.	85,468	2,941
	Hill-Rom Holdings Inc.	86,090	2,900
*	Warner Chilcott plc Class A	190,447	2,881
*	Viropharma Inc.	103,503	2,835
	Medicis
	Pharmaceutical Corp.
	Class A	83,680	2,782
*	Thoratec Corp.	81,443	2,733
*	Centene Corp.	68,611	2,716
*	LifePoint Hospitals Inc.	71,097	2,641
*	Ariad Pharmaceuticals Inc.	210,388	2,577
*	Alere Inc.	111,378	2,572
*	Health Management
	Associates Inc. Class A	346,363	2,553
*	Bio-Rad Laboratories Inc.
	Class A	26,297	2,526
*	Myriad Genetics Inc.	116,055	2,430
*	Theravance Inc.	109,795	2,426
*	Brookdale Senior Living Inc.
	Class A	139,057	2,418
	STERIS Corp.	80,925	2,413
	Owens & Minor Inc.	85,477	2,375
*,^	Incyte Corp. Ltd.	154,896	2,325
*	Alkermes plc	133,028	2,309
*	HealthSouth Corp.	129,926	2,296
*	athenahealth Inc.	45,314	2,226
*	Seattle Genetics Inc.	132,989	2,223
*	VCA Antech Inc.	112,388	2,220
*	Community Health
	Systems Inc.	127,075	2,217
*	Haemonetics Corp.	35,130	2,151
*	Medivation Inc.	45,267	2,087
	Quality Systems Inc.	55,984	2,071
*	Magellan Health
	Services Inc.	41,634	2,060
*	Amylin Pharmaceuticals Inc.	180,057	2,049
*	Align Technology Inc.	85,727	2,034
*	Human Genome
	Sciences Inc.	259,864	1,920
*	Zoll Medical Corp.	30,199	1,908
*	PSS World Medical Inc.	73,109	1,769
	West Pharmaceutical
	Services Inc.	46,237	1,755
*	Impax Laboratories Inc.	85,647	1,728
*	Charles River Laboratories
	International Inc.	63,015	1,722
*	Volcano Corp.	71,676	1,705
*	PAREXEL International Corp.	80,389	1,667
*	Par Pharmaceutical Cos. Inc.	50,189	1,643
*	Dendreon Corp.	202,890	1,542
*	Cyberonics Inc.	44,985	1,507

	Chemed Corp.	29,409	1,506
*	Halozyme Therapeutics Inc.	151,325	1,439
*	Acorda Therapeutics Inc.	59,146	1,410
*	Masimo Corp.	74,322	1,389
*	Medicines Co.	74,132	1,382
	Analogic Corp.	24,085	1,381
*	Akorn Inc.	123,773	1,376
*	CONMED Corp.	53,223	1,366
*	Auxilium
	Pharmaceuticals Inc.	67,170	1,339
*	Amsurg Corp. Class A	51,403	1,339
*	Air Methods Corp.	15,423	1,302
*	Bruker Corp.	102,697	1,276
*	Nektar Therapeutics	227,239	1,271
*	Opko Health Inc.	254,719	1,248
*	Momenta
	Pharmaceuticals Inc.	71,497	1,243
*	Abaxis Inc.	44,863	1,241
*	MWI Veterinary Supply Inc.	18,646	1,239
*	ABIOMED Inc.	65,557	1,211
*	Immunogen Inc.	100,996	1,170
	Computer Programs &
	Systems Inc.	22,233	1,136
*,^	Accretive Health Inc.	48,200	1,108
*	Isis Pharmaceuticals Inc.	149,723	1,080
*	NxStage Medical Inc.	58,760	1,045
*	Idenix Pharmaceuticals Inc.	139,775	1,041
	PDL BioPharma Inc.	166,909	1,035
*,^	MAKO Surgical Corp.	39,895	1,006
	Meridian Bioscience Inc.	51,376	968
*	Arthrocare Corp.	30,521	967
*	Integra LifeSciences
	Holdings Corp.	31,078	958
*	Vivus Inc.	96,697	943
*	InterMune Inc.	74,614	940
*	Luminex Corp.	42,738	907
*	Wright Medical Group Inc.	54,953	907
*	Molina Healthcare Inc.	40,507	905
*	Curis Inc.	191,189	895
*	Greatbatch Inc.	40,361	892
	Cantel Medical Corp.	31,579	882
*	AMAG Pharmaceuticals Inc.	45,438	859
*	Emergent Biosolutions Inc.	50,810	856
*	Micromet Inc.	118,822	854
*	Jazz Pharmaceuticals Inc.	22,095	854
*	Exelixis Inc.	179,372	849
*	Achillion
	Pharmaceuticals Inc.	111,063	846
*	Corvel Corp.	16,236	840
*	DexCom Inc.	88,790	827
*	Genomic Health Inc.	32,499	825
*	Optimer
	Pharmaceuticals Inc.	66,432	813
*	ICU Medical Inc.	17,942	807
*	Bio-Reference Labs Inc.	49,332	803

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Amedisys Inc.	73,063	797
*	Insulet Corp.	41,756	786
*	American Dental
	Partners Inc.	40,989	772
*	Arena Pharmaceuticals Inc.	408,979	765
*	Kindred Healthcare Inc.	64,687	761
*	AVEO Pharmaceuticals Inc.	44,215	761
*	NuVasive Inc.	59,131	744
*	Arqule Inc.	131,807	743
*	AVANIR
	Pharmaceuticals Inc.	359,728	737
*	Pharmacyclics Inc.	49,274	730
*	Alnylam
	Pharmaceuticals Inc.	89,085	726
*	Emeritus Corp.	41,376	724
*	Hanger Orthopedic
	Group Inc.	38,717	724
*	AngioDynamics Inc.	48,130	713
*	Endologix Inc.	62,052	712
*	Chelsea Therapeutics
	International Ltd.	138,203	709
*	Affymax Inc.	104,154	688
*	Spectrum
	Pharmaceuticals Inc.	46,169	675
*	Enzon Pharmaceuticals Inc.	99,698	668
*	SonoSite Inc.	12,391	667
*	IPC The Hospitalist Co. Inc.	14,224	650
	Atrion Corp.	2,706	650
*	Inhibitex Inc.	59,218	648
	Invacare Corp.	42,308	647
*	Affymetrix Inc.	157,929	646
	Assisted Living
	Concepts Inc. Class A	42,236	629
*	OraSure Technologies Inc.	68,442	624
*	Neogen Corp.	20,326	623
*	Orthofix International NV	17,194	606
*	Conceptus Inc.	47,100	595
*	Natus Medical Inc.	62,456	589
*	HeartWare International Inc.	8,499	586
*	Ironwood
	Pharmaceuticals Inc.	48,140	576
*	NPS Pharmaceuticals Inc.	86,846	572
*	Depomed Inc.	109,099	565
*	BioScrip Inc.	103,351	564
*	Team Health Holdings Inc.	25,305	558
	Landauer Inc.	10,654	549
	Universal American Corp.	40,962	521
*	Capital Senior Living Corp.	64,408	511
*	Hi-Tech Pharmacal Co. Inc.	13,143	511
*	Cadence
	Pharmaceuticals Inc.	127,764	505
*	PharMerica Corp.	32,865	499
*	Merit Medical Systems Inc.	37,152	497
*	MedAssets Inc.	53,088	491
*,^	Cerus Corp.	173,653	486

*	Array Biopharma Inc.	224,158	484
*	Accuray Inc.	113,872	482
*	Anika Therapeutics Inc.	47,901	469
*	Lexicon
	Pharmaceuticals Inc.	359,628	464
*	Columbia Laboratories Inc.	180,381	451
*	Allos Therapeutics Inc.	300,284	426
	Ensign Group Inc.	16,946	415
*	Kensey Nash Corp.	21,495	412
*	Quidel Corp.	26,869	407
*	Select Medical
	Holdings Corp.	47,354	402
*	Rigel Pharmaceuticals Inc.	49,712	392
*	Omnicell Inc.	23,707	392
*	Geron Corp.	245,058	363
*	Cutera Inc.	48,403	361
*	Healthways Inc.	52,526	360
*	Biotime Inc.	60,297	350
*	Sequenom Inc.	78,320	349
*	Almost Family Inc.	20,628	342
*	AMN Healthcare
	Services Inc.	76,499	339
*	Alphatec Holdings Inc.	193,611	333
*	Cambrex Corp.	45,845	329
*	Exactech Inc.	19,784	326
*,^	Biolase Technology Inc.	125,857	323
*	CryoLife Inc.	65,326	314
*,^	MannKind Corp.	124,364	311
*	Acadia Pharmaceuticals Inc.	277,114	299
*	Symmetry Medical Inc.	37,011	296
*	Anthera
	Pharmaceuticals Inc.	47,592	292
*	Medidata Solutions Inc.	13,361	291
*	Exact Sciences Corp.	35,602	289
*	Albany Molecular
	Research Inc.	96,835	284
*,^	Aastrom Biosciences Inc.	155,863	284
*	Triple-S Management Corp.
	Class B	13,705	274
*	Ardea Biosciences Inc.	15,930	268
*	Immunomedics Inc.	79,767	266
*	BioCryst
	Pharmaceuticals Inc.	107,475	265
*	Oncothyreon Inc.	34,956	265
*	Sunrise Senior Living Inc.	40,727	264
*	Cross Country
	Healthcare Inc.	46,933	260
*	AVI BioPharma Inc.	349,426	260
*	Gentiva Health Services Inc.	37,664	254
*	Furiex Pharmaceuticals Inc.	15,164	253
*	Cynosure Inc. Class A	21,518	253
*	Dynavax Technologies Corp.	75,981	252
*	Five Star Quality Care Inc.	80,021	240
*	eResearchTechnology Inc.	50,239	236
*	Neurocrine Biosciences Inc.	27,716	236

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Alliance HealthCare
	Services Inc.	186,771	235
*	Corcept Therapeutics Inc.	67,218	230
	National Healthcare Corp.	5,420	227
*	SurModics Inc.	15,195	223
*	Metropolitan Health
	Networks Inc.	29,813	223
*	Codexis Inc.	41,385	219
*	Merge Healthcare Inc.	44,543	216
*	Cell Therapeutics Inc.	182,789	212
*,^	Cytori Therapeutics Inc.	91,608	202
*	Synovis Life
	Technologies Inc.	7,194	200
*	Antares Pharma Inc.	87,451	192
*	Staar Surgical Co.	18,097	190
*	AtriCure Inc.	16,965	188
*	Ligand Pharmaceuticals Inc.
	Class B	15,422	183
*,^	Savient Pharmaceuticals Inc.	80,765	180
*	ExamWorks Group Inc.	18,876	179
*	Cytokinetics Inc.	183,998	177
*	Progenics
	Pharmaceuticals Inc.	20,321	174
	US Physical Therapy Inc.	8,434	166
*	ZIOPHARM Oncology Inc.	37,049	163
*	Durect Corp.	138,205	163
*	MAP Pharmaceuticals Inc.	12,275	162
*	IRIS International Inc.	17,181	161
*	Apricus Biosciences Inc.	30,853	159
*	LHC Group Inc.	11,790	151
*	GTx Inc.	44,872	151
*	HealthStream Inc.	8,053	149
*	Novavax Inc.	116,882	147
*,^	KV Pharmaceutical Co.
	Class A	104,427	146
*,^	Delcath Systems Inc.	47,873	146
*	BioClinica Inc.	34,347	146
*	BioMimetic
	Therapeutics Inc.	50,806	145
*,^	Neoprobe Corp.	53,926	141
*	Palomar Medical
	Technologies Inc.	14,943	139
*	Agenus Inc.	68,228	136
*	Transcend Services Inc.	5,706	135
*,^	Biosante
	Pharmaceuticals Inc.	255,547	128
*	Dyax Corp.	94,090	128
*	Pain Therapeutics Inc.	33,464	127
*	Harvard Bioscience Inc.	32,527	126
*	Mediware Information
	Systems	9,699	124
*	Spectranetics Corp.	17,180	124
*	Orexigen Therapeutics Inc.	75,463	122
*	Targacept Inc.	21,528	120
*	Hooper Holmes Inc.	194,540	117

*	Celldex Therapeutics Inc.	44,626	116
*	XenoPort Inc.	29,526	113
*	RTI Biologics Inc.	25,082	111
*	Protalix BioTherapeutics Inc.	22,105	109
*	Astex Pharmaceuticals	55,965	106
*	Vical Inc.	23,842	105
*,^	Ampio Pharmaceuticals Inc.	23,867	102
*	CardioNet Inc.	42,083	100
*	Vascular Solutions Inc.	8,957	100
*	ISTA Pharmaceuticals Inc.	13,687	96
*	PDI Inc.	14,959	96
*	Medical Action
	Industries Inc.	17,304	91
*	Icad Inc.	156,093	89
*,^	BSD Medical Corp.	36,907	87
*	Vanguard Health
	Systems Inc.	8,387	86
*	Hansen Medical Inc.	32,538	84
*	Maxygen Inc.	14,258	80
*	Providence Service Corp.	5,764	79
*	Digirad Corp.	40,423	79
*	Alexza Pharmaceuticals Inc.	94,321	78
*	Pozen Inc.	19,738	78
*	Sciclone
	Pharmaceuticals Inc.	17,461	75
*	Arrowhead Research Corp.	17,832	75
*	Rochester Medical Corp.	8,804	73
*	Adolor Corp.
	Rights Exp. 7/1/2019	126,930	66
*	Metabolix Inc.	14,335	65
*	Sun Healthcare Group Inc.	16,003	62
*	Nabi Biopharmaceuticals	32,813	62
*	Infinity Pharmaceuticals Inc.	6,732	60
*	Biodel Inc.	95,434	59
*	Myrexis Inc.	21,693	58
*	Obagi Medical Products Inc.	5,664	58
*	LCA-Vision Inc.	19,598	57
*	PROLOR Biotech Inc.	12,986	55
*	Sangamo Biosciences Inc.	19,311	55
*	Bovie Medical Corp.	25,571	54
*	Cardiovascular Systems Inc.	5,493	54
*	SIGA Technologies Inc.	20,268	51
*	Unilife Corp.	16,001	50
*	Keryx
	Biopharmaceuticals Inc.	18,413	47
*	Santarus Inc.	14,048	47
*	Transcept
	Pharmaceuticals Inc.	5,840	46
*	MedQuist Holdings Inc.	4,750	46
	Psychemedics Corp.	4,661	42
*	RadNet Inc.	18,952	40
*	Insmed Inc.	12,761	39
*	Osiris Therapeutics Inc.	7,222	39
*	Complete Genomics Inc.	12,245	36
*	Solta Medical Inc.	11,374	36

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*,^	MELA Sciences Inc.	9,482	35
*	Acura Pharmaceuticals Inc.	9,917	35
*	Enzo Biochem Inc.	14,966	34
*	Sagent Pharmaceuticals Inc.	1,572	33
*	Vanda Pharmaceuticals Inc.	6,866	33
*	Chindex International Inc.	3,762	32
*	Theragenics Corp.	18,481	31
*	Discovery Laboratories Inc.	17,399	29
*	Anacor Pharmaceuticals Inc.	4,707	29
*	Forest Laboratories Inc.
	Contingent Value
	Rights Exp. 4/14/2018	29,879	28
	Young Innovations Inc.	948	28
*	Medtox Scientific Inc.	1,858	26
*	Repligen Corp.	7,281	25
*	CytRx Corp.	92,391	25
*	Alimera Sciences Inc.	18,559	23
*	Zalicus Inc.	17,826	22
*	GenVec Inc.	8,765	20
*	ADVENTRX
	Pharmaceuticals Inc.	32,620	19
*	AspenBio Pharma Inc.	18,166	18
*	Strategic Diagnostics Inc.	9,571	18
*	Skilled Healthcare Group Inc.	3,154	17
*	Hemispherx Biopharma Inc.	85,879	17
*	ARCA Biopharma Inc.	16,054	16
*	Synergetics USA Inc.	2,112	16
*	Cel-Sci Corp.	51,767	15
*	DynaVox Inc. Class A	3,582	13
*	Synta Pharmaceuticals Corp.	2,778	13
*	Idera Pharmaceuticals Inc.	10,479	11
*	Peregrine
	Pharmaceuticals Inc.	9,884	10
*	Cardica Inc.	4,675	10
*	ThermoGenesis Corp.	14,114	10
*	Epocrates Inc.	1,113	9
*	Amicus Therapeutics Inc.	2,502	9
*	EnteroMedics Inc.	4,462	8
*	Stereotaxis Inc.	8,643	7
*	Biospecifics
	Technologies Corp.	412	7
*	Lannett Co. Inc.	1,384	6
*	Dusa Pharmaceuticals Inc.	1,194	5
*	IVAX Diagnostics Inc.	11,606	5
*	Sharps Compliance Corp.	1,172	5
*	CombiMatrix Corp.	2,351	5
*	Telik Inc.	21,985	4
*	Aegerion
	Pharmaceuticals Inc.	200	3
*	XOMA Ltd.	2,060	2
*	Cornerstone
	Therapeutics Inc.	400	2
*	Heska Corp.	291	2
*	Entremed Inc.	2,162	2
*	StemCells Inc.	1,892	2

	Daxor Corp.	161	1
*	Galena Biopharma Inc.	1,714	1
*	OncoGenex
	Pharmaceutical Inc.	64	1
	Utah Medical Products Inc.	24	1
	National Research Corp.	15	1
*	Omeros Corp.	143	1
*	ProPhase Labs Inc.	465	1
*	Cumberland
	Pharmaceuticals Inc.	75	—
*	Repros Therapeutics Inc.	66	—
*	Inovio Pharmaceuticals Inc.	648	—
*	Vision Sciences Inc.	140	—
*	Sucampo
	Pharmaceuticals Inc.
	Class A	58	—
*	Nanosphere Inc.	116	—
*	TranS1 Inc.	84	—
*	Celsion Corp.	91	—
*	Somaxon
	Pharmaceuticals Inc.	279	—
*	Retractable Technologies Inc.	71	—
*	PURE Bioscience Inc.	236	—
*	Bionovo Inc.	138	—
			2,222,353
Industrials (11.1%)
	General Electric Co.	14,348,624	256,984
	United
	Technologies Corp.	1,168,522	85,407
	Caterpillar Inc.	874,452	79,225
	3M Co.	912,304	74,563
	United Parcel Service Inc.
	Class B	996,986	72,969
	Union Pacific Corp.	660,607	69,985
	Boeing Co.	952,952	69,899
	Honeywell
	International Inc.	1,005,977	54,675
	Emerson Electric Co.	1,007,778	46,952
	Deere & Co.	560,121	43,325
	Danaher Corp.	788,505	37,091
	Norfolk Southern Corp.	470,564	34,285
	FedEx Corp.	407,673	34,045
	Precision Castparts Corp.	194,987	32,132
	Lockheed Martin Corp.	385,882	31,218
	CSX Corp.	1,481,995	31,211
	Tyco International Ltd.	628,174	29,342
	Illinois Tool Works Inc.	598,283	27,946
	General Dynamics Corp.	415,873	27,618
	Raytheon Co.	478,262	23,138
	Cummins Inc.	250,379	22,038
	Goodrich Corp.	169,172	20,927
	Northrop Grumman Corp.	357,223	20,890
	Waste Management Inc.	606,486	19,838
	Eaton Corp.	438,253	19,077
	PACCAR Inc.	444,732	16,664

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Fastenal Co.	379,561	16,553
	Parker Hannifin Corp.	209,589	15,981
	CH Robinson
	Worldwide Inc.	223,247	15,578
	WW Grainger Inc.	80,386	15,047
	Stanley Black & Decker Inc.	216,247	14,618
	Dover Corp.	251,392	14,593
	Rockwell Automation Inc.	193,807	14,220
	Ingersoll-Rand plc	447,443	13,634
	Cooper Industries plc	223,320	12,093
	Fluor Corp.	235,260	11,822
	Expeditors International of
	Washington Inc.	287,132	11,761
	Rockwell Collins Inc.	207,572	11,493
	Roper Industries Inc.	130,038	11,296
	Republic Services Inc.
	Class A	407,031	11,214
	Joy Global Inc.	142,173	10,659
*	Kansas City Southern	148,221	10,080
	L-3 Communications
	Holdings Inc.	142,672	9,513
	Southwest Airlines Co.	1,086,141	9,297
*	Delta Air Lines Inc.	1,143,093	9,248
	AMETEK Inc.	218,571	9,202
	Pall Corp.	157,463	8,999
*	Stericycle Inc.	110,704	8,626
*	United Continental
	Holdings Inc.	446,863	8,432
	Iron Mountain Inc.	246,800	7,601
	Flowserve Corp.	75,412	7,490
*	Jacobs Engineering
	Group Inc.	172,632	7,005
*	Verisk Analytics Inc.
	Class A	173,281	6,954
	Textron Inc.	374,393	6,923
	Donaldson Co. Inc.	97,067	6,608
	Equifax Inc.	165,727	6,420
*	TransDigm Group Inc.	64,449	6,166
	Xylem Inc.	236,767	6,083
*	Quanta Services Inc.	279,830	6,028
	JB Hunt Transport
	Services Inc.	130,142	5,865
	KBR Inc.	204,147	5,690
*	AGCO Corp.	130,044	5,588
	Cintas Corp.	159,852	5,564
	Gardner Denver Inc.	70,787	5,455
	Robert Half
	International Inc.	186,292	5,302
*	BE Aerospace Inc.	132,030	5,111
	Masco Corp.	487,248	5,106
	Pitney Bowes Inc.	273,626	5,073
	Dun & Bradstreet Corp.	66,545	4,980
*	IHS Inc. Class A	57,058	4,916
	Waste Connections Inc.	145,322	4,816
	Hubbell Inc. Class B	71,440	4,776

	MSC Industrial
	Direct Co. Inc. Class A	64,325	4,602
	Wabtec Corp.	65,285	4,567
*	Owens Corning	158,755	4,559
	Towers Watson & Co.
	Class A	74,520	4,466
	Pentair Inc.	133,640	4,449
*	Kirby Corp.	67,337	4,433
	Timken Co.	112,858	4,369
*	Hertz Global Holdings Inc.	366,545	4,296
	Lincoln Electric
	Holdings Inc.	108,310	4,237
	IDEX Corp.	112,462	4,173
	SPX Corp.	69,190	4,170
*	Clean Harbors Inc.	64,597	4,117
	Kennametal Inc.	109,989	4,017
	Manpower Inc.	110,901	3,965
*	WABCO Holdings Inc.	90,879	3,944
	Avery Dennison Corp.	136,262	3,908
	Snap-on Inc.	75,338	3,814
*	Copart Inc.	79,150	3,790
*	URS Corp.	107,151	3,763
	Carlisle Cos. Inc.	83,316	3,691
*	Thomas & Betts Corp.	67,554	3,688
*	Alaska Air Group Inc.	49,071	3,685
*	Babcock & Wilcox Co.	152,487	3,681
	Ryder System Inc.	69,223	3,679
	RR Donnelley & Sons Co.	252,851	3,649
*	Nielsen Holdings NV	121,379	3,604
*	Navistar International Corp.	94,239	3,570
	Triumph Group Inc.	59,728	3,491
	Graco Inc.	82,956	3,392
*	Spirit Aerosystems
	Holdings Inc. Class A	161,464	3,355
	Trinity Industries Inc.	109,281	3,285
	Woodward Inc.	79,785	3,266
	CLARCOR Inc.	65,302	3,264
*	Genesee & Wyoming Inc.
	Class A	53,789	3,259
*	Hexcel Corp.	134,070	3,246
*	Fortune Brands Home &
	Security Inc.	189,137	3,221
	Nordson Corp.	77,964	3,211
*	Sensata Technologies
	Holding NV	119,887	3,151
*	Foster Wheeler AG	164,188	3,143
	Acuity Brands Inc.	59,118	3,133
*	WESCO International Inc.	59,029	3,129
	Landstar System Inc.	65,045	3,117
*	AECOM Technology Corp.	146,592	3,015
*	Corrections Corp. of
	America	146,125	2,977
	Crane Co.	63,378	2,960
*	Dollar Thrifty Automotive
	Group Inc.	39,537	2,778

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Valmont Industries Inc.	30,319	2,753
	Robbins & Myers Inc.	56,090	2,723
	Regal-Beloit Corp.	52,748	2,689
*	Oshkosh Corp.	124,297	2,657
*	Teledyne Technologies Inc.	47,681	2,615
	Alliant Techsystems Inc.	44,970	2,570
*	United Rentals Inc.	85,375	2,523
	Toro Co.	41,441	2,514
	GATX Corp.	57,365	2,505
	EMCOR Group Inc.	91,351	2,449
	Covanta Holding Corp.	175,389	2,401
*	Shaw Group Inc.	88,841	2,390
*	FTI Consulting Inc.	56,213	2,385
*	Old Dominion Freight
	Line Inc.	58,814	2,384
*	Moog Inc. Class A	54,240	2,383
*	Esterline Technologies Corp.	41,736	2,336
	ITT Corp.	120,311	2,326
	Alexander & Baldwin Inc.	56,819	2,319
*	CoStar Group Inc.	34,542	2,305
	Harsco Corp.	110,259	2,269
*	Middleby Corp.	24,086	2,265
	Watsco Inc.	34,441	2,261
*	Air Lease Corp.	94,358	2,237
	Con-way Inc.	75,748	2,209
*	Chart Industries Inc.	40,179	2,172
	Belden Inc.	64,963	2,162
	Exelis Inc.	238,404	2,158
*	Acacia Research - Acacia
	Technologies	58,495	2,136
	Curtiss-Wright Corp.	60,383	2,133
*	GrafTech International Ltd.	155,849	2,127
	AO Smith Corp.	52,941	2,124
	Actuant Corp. Class A	93,571	2,123
	Brady Corp. Class A	66,571	2,102
*	Polypore International Inc.	47,477	2,089
	Lennox International Inc.	61,859	2,088
*	Terex Corp.	149,383	2,018
	Mueller Industries Inc.	51,728	1,987
*	Huntington Ingalls
	Industries Inc.	63,194	1,977
	United Stationers Inc.	57,872	1,884
	UTi Worldwide Inc.	140,163	1,863
*	Tetra Tech Inc.	85,663	1,849
	Applied Industrial
	Technologies Inc.	52,314	1,840
	Corporate Executive
	Board Co.	47,114	1,795
*	JetBlue Airways Corp.	344,141	1,790
*	General Cable Corp.	71,326	1,784
	Simpson
	Manufacturing Co. Inc.	52,921	1,781
*	EnerSys	68,522	1,780
	Rollins Inc.	79,467	1,766
	HEICO Corp. Class A	44,745	1,761

	Brink’s Co.	63,841	1,716
*	Advisory Board Co.	22,086	1,639
*	HUB Group Inc. Class A	49,865	1,617
	HNI Corp.	61,104	1,595
	Deluxe Corp.	69,771	1,588
	Manitowoc Co. Inc.	171,579	1,577
	Barnes Group Inc.	64,481	1,555
*	Avis Budget Group Inc.	143,589	1,539
	Mine Safety Appliances Co.	46,414	1,537
	Healthcare Services
	Group Inc.	86,073	1,523
	Macquarie
	Infrastructure Co. LLC	53,773	1,503
*	Geo Group Inc.	89,361	1,497
	Franklin Electric Co. Inc.	34,044	1,483
	Raven Industries Inc.	23,598	1,461
	Werner Enterprises Inc.	59,897	1,444
*	RSC Holdings Inc.	77,821	1,440
	Briggs & Stratton Corp.	92,040	1,426
	ABM Industries Inc.	68,933	1,421
	Herman Miller Inc.	75,373	1,391
*	MasTec Inc.	79,738	1,385
*	Atlas Air Worldwide
	Holdings Inc.	35,992	1,383
	Aircastle Ltd.	106,180	1,351
	Kaydon Corp.	43,746	1,334
*	II-VI Inc.	72,128	1,324
*	Dycom Industries Inc.	62,662	1,311
	Knight Transportation Inc.	83,678	1,309
	Knoll Inc.	87,044	1,293
	Forward Air Corp.	39,907	1,279
	Watts Water
	Technologies Inc. Class A	37,091	1,269
	Albany International Corp.	54,257	1,254
	Granite Construction Inc.	52,779	1,252
*,^	Colfax Corp.	43,847	1,249
*	Beacon Roofing Supply Inc.	58,257	1,179
*	Armstrong World
	Industries Inc.	26,816	1,176
*	Astec Industries Inc.	36,332	1,170
	AZZ Inc.	25,701	1,168
*	Orbital Sciences Corp.	79,592	1,156
*	US Airways Group Inc.	226,957	1,151
	Interface Inc. Class A	96,923	1,118
	CIRCOR International Inc.	31,511	1,113
*	ACCO Brands Corp.	114,457	1,104
	SkyWest Inc.	85,462	1,076
	ESCO Technologies Inc.	36,325	1,045
	American Science &
	Engineering Inc.	15,339	1,045
	AAR Corp.	53,961	1,034
*	Altra Holdings Inc.	54,630	1,029
*	Korn/Ferry International	60,007	1,024
*	Generac Holdings Inc.	36,239	1,016
*	Allegiant Travel Co. Class A	18,767	1,001

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Consolidated Graphics Inc.	20,704	1,000
*	USG Corp.	95,415	969
*	Blount International Inc.	65,743	955
	G&K Services Inc. Class A	32,615	949
	Insperity Inc.	37,196	943
*	Huron Consulting Group Inc.	24,135	935
	Heartland Express Inc.	65,082	930
*	RBC Bearings Inc.	21,942	915
	Cascade Corp.	19,295	910
*	Mobile Mini Inc.	52,079	909
*	Ceradyne Inc.	33,549	898
	Unifirst Corp.	15,481	878
	AAON Inc.	42,764	876
*	Greenbrier Cos. Inc.	36,056	875
*	On Assignment Inc.	77,564	867
	Cubic Corp.	19,041	830
	Kaman Corp.	30,124	823
*	Swift Transportation Co.	98,973	816
	Arkansas Best Corp.	41,886	807
	Steelcase Inc. Class A	104,517	780
	Amerco Inc.	8,820	780
	Comfort Systems USA Inc.	72,353	776
*	DigitalGlobe Inc.	45,114	772
*	Rush Enterprises Inc.
	Class A	36,684	767
*	Layne Christensen Co.	31,684	767
*	Aegion Corp. Class A	49,919	766
*	Seaboard Corp.	376	766
*	SYKES Enterprises Inc.	48,626	761
	Standex International Corp.	22,082	755
*	Exponent Inc.	16,135	742
	Titan International Inc.	37,975	739
	Lindsay Corp.	13,438	738
	Marten Transport Ltd.	40,688	732
	Universal Forest
	Products Inc.	23,077	712
*	American Railcar
	Industries Inc.	29,686	710
	Ennis Inc.	52,219	696
	Dynamic Materials Corp.	35,155	695
	Celadon Group Inc.	58,369	689
*	Interline Brands Inc.	44,228	689
*	Meritor Inc.	127,830	680
	Alamo Group Inc.	25,225	679
	US Ecology Inc.	35,372	664
*	GeoEye Inc.	29,030	645
*	CBIZ Inc.	105,257	643
	CDI Corp.	45,112	623
*	Navigant Consulting Inc.	53,901	615
*	EnPro Industries Inc.	18,581	613
*	Sauer-Danfoss Inc.	16,889	612
	TAL International Group Inc.	20,823	599
*	Aerovironment Inc.	18,754	590
	Gorman-Rupp Co.	21,663	588

	Barrett Business
	Services Inc.	29,239	584
	Griffon Corp.	63,761	582
	Tennant Co.	14,913	580
	Apogee Enterprises Inc.	47,088	577
*	Hawaiian Holdings Inc.	98,768	573
*	GenCorp Inc.	107,278	571
*	H&E Equipment
	Services Inc.	41,429	556
	Quanex Building
	Products Corp.	36,779	552
	Mueller Water Products Inc.
	Class A	224,887	549
*	Powell Industries Inc.	17,170	537
	McGrath Rentcorp	18,451	535
	Ampco-Pittsburgh Corp.	27,501	532
*	American Reprographics Co.	113,598	521
	Aceto Corp.	74,739	516
*	Franklin Covey Co.	60,617	513
	Resources Connection Inc.	47,700	505
	Houston Wire & Cable Co.	35,716	494
*	TrueBlue Inc.	35,469	492
*	Astronics Corp.	13,746	492
*	KAR Auction Services Inc.	36,127	488
*	CRA International Inc.	24,097	478
*	Trex Co. Inc.	19,986	458
	NACCO Industries Inc.
	Class A	5,067	452
*	Dolan Co.	52,213	445
*	Air Transport Services
	Group Inc.	92,790	438
*	ICF International Inc.	17,118	424
*	Wabash National Corp.	53,920	423
	National Presto
	Industries Inc.	4,493	421
*	Pendrell Corp.	160,066	410
	Graham Corp.	17,539	394
*	Cenveo Inc.	114,957	391
*	Furmanite Corp.	61,905	391
*	Michael Baker Corp.	19,780	388
*,^	American
	Superconductor Corp.	105,062	388
*	Team Inc.	12,813	381
	Miller Industries Inc.	24,232	381
	Encore Wire Corp.	14,702	381
*	DXP Enterprises Inc.	11,613	374
*	GP Strategies Corp.	27,676	373
	Great Lakes Dredge &
	Dock Corp.	66,159	368
*	Accuride Corp.	51,186	364
*	Kforce Inc.	29,470	363
	Heidrick & Struggles
	International Inc.	16,689	359
	Sun Hydraulics Corp.	15,327	359
*	EnergySolutions Inc.	114,057	352

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Casella Waste Systems Inc.
	Class A	55,038	352
*	Northwest Pipe Co.	15,277	349
*	Capstone Turbine Corp.	298,252	346
*	EnerNOC Inc.	31,802	346
*	Commercial Vehicle
	Group Inc.	38,075	344
*	Gibraltar Industries Inc.	24,470	342
*	Tutor Perini Corp.	27,312	337
*	Builders FirstSource Inc.	164,765	336
	Intersections Inc.	29,272	325
	Kelly Services Inc. Class A	23,490	321
*	Pacer International Inc.	60,017	321
	John Bean
	Technologies Corp.	20,644	317
*	Global Power Equipment
	Group Inc.	13,096	311
	Ducommun Inc.	24,373	311
*	Flow International Corp.	87,939	308
*	Ameresco Inc. Class A	22,022	302
*	Trimas Corp.	16,610	298
*	Quality Distribution Inc.	26,070	293
*	Kratos Defense & Security
	Solutions Inc.	48,611	290
*	Columbus McKinnon Corp.	22,724	288
	Multi-Color Corp.	11,120	286
*	Swisher Hygiene Inc.	74,994	280
*	InnerWorkings Inc.	30,052	280
	American Woodmark Corp.	20,271	277
*	Park-Ohio Holdings Corp.	15,390	275
*,^	Genco Shipping &
	Trading Ltd.	39,914	270
*	MYR Group Inc.	13,801	264
*	Lydall Inc.	27,446	260
*	RailAmerica Inc.	17,282	257
	International
	Shipholding Corp.	13,746	257
*	Taser International Inc.	49,467	253
	LB Foster Co. Class A	8,893	252
*	Kadant Inc.	10,869	246
	Federal Signal Corp.	56,484	234
*	NN Inc.	38,108	229
	Courier Corp.	19,111	224
*	Orion Marine Group Inc.	32,973	219
	Primoris Services Corp.	14,644	219
*	Titan Machinery Inc.	9,947	216
	Viad Corp.	12,273	215
*	Active Power Inc.	321,781	212
	Hardinge Inc.	26,370	212
*	Republic Airways
	Holdings Inc.	60,015	206
*	PAM Transportation
	Services Inc.	20,294	193
	Quad/Graphics Inc.	13,260	190
	Insteel Industries Inc.	15,789	174

*	Hudson Highland Group Inc.	35,653	171
*	BlueLinx Holdings Inc.	112,411	169
*	Mistras Group Inc.	6,520	166
*	Covenant Transportation
	Group Inc. Class A	52,668	156
*	WCA Waste Corp.	23,541	153
	LSI Industries Inc.	25,138	151
*	Broadwind Energy Inc.	220,132	150
	HEICO Corp.	2,535	148
*	Fuel Tech Inc.	22,373	147
	LS Starrett Co. Class A	11,175	144
*	A123 Systems Inc.	88,754	143
*	Heritage-Crystal Clean Inc.	8,623	143
*	Spirit Airlines Inc.	9,024	141
*	AT Cross Co. Class A	11,894	134
*	FuelCell Energy Inc.	152,123	133
*	PowerSecure
	International Inc.	26,134	129
*	Odyssey Marine
	Exploration Inc.	46,783	128
	Kimball International Inc.
	Class B	25,094	127
	Eastern Co.	6,310	127
	Twin Disc Inc.	3,407	124
	Preformed Line Products Co.	2,048	122
*	Pike Electric Corp.	16,616	119
	Lawson Products Inc.	7,689	119
	Vicor Corp.	14,805	118
*	Hurco Cos. Inc.	5,580	117
*	Coleman Cable Inc.	13,299	116
	Met-Pro Corp.	12,563	114
*	Standard Parking Corp.	6,327	113
*	Sterling Construction Co. Inc.	10,485	113
	Ceco Environmental Corp.	19,322	109
*	NCI Building Systems Inc.	9,426	102
*	Metalico Inc.	30,954	102
*	LMI Aerospace Inc.	5,705	100
*	FreightCar America Inc.	4,776	100
	Standard Register Co.	42,047	98
	Argan Inc.	6,279	95
*	CAI International Inc.	6,152	95
*	Saia Inc.	7,557	94
*	Energy Recovery Inc.	33,226	86
*	PMFG Inc.	4,339	85
*	KEYW Holding Corp.	11,269	83
	SeaCube Container
	Leasing Ltd.	5,470	81
*	Willis Lease Finance Corp.	6,194	74
*	TRC Cos. Inc.	12,065	73
*	Eagle Bulk Shipping Inc.	64,557	61
*	Innovative Solutions &
	Support Inc.	17,618	61
	Schawk Inc. Class A	5,261	59
*	Altair Nanotechnologies Inc.	81,682	54
*	Hill International Inc.	10,176	52

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Sypris Solutions Inc.	12,758	51
*,^	Valence Technology Inc.	47,866	47
	Douglas Dynamics Inc.	3,125	46
*	Magnetek Inc.	5,279	45
*	Key Technology Inc.	3,259	42
*	Ultralife Corp.	9,678	39
*	Integrated Electrical
	Services Inc.	19,898	38
*	Perma-Fix Environmental
	Services	24,251	38
*	Roadrunner Transportation
	Systems Inc.	2,647	37
*	Astronics Corp. Class B	1,003	36
*	Zipcar Inc.	2,667	36
*	Frozen Food Express
	Industries	27,702	36
*	Innovaro Inc.	35,674	34
	US Home Systems Inc.	5,121	34
*	Tecumseh Products Co.
	Class A	6,671	31
*	Innotrac Corp.	28,467	31
*,^	Satcon Technology Corp.	51,461	31
*	USA Truck Inc.	3,758	29
*	Arotech Corp.	23,576	28
*	Plug Power Inc.	12,727	26
*	Pinnacle Airlines Corp.	29,941	25
*	Ocean Power
	Technologies Inc.	7,673	21
	Baltic Trading Ltd.	4,324	21
	VSE Corp.	817	20
*	Patriot Transportation
	Holding Inc.	632	14
*	Orion Energy Systems Inc.	4,514	13
*	Ascent Solar
	Technologies Inc.	30,091	12
*,^	Hoku Corp.	16,297	9
	Virco Manufacturing	5,576	9
*	Omega Flex Inc.	626	9
*	Sparton Corp.	700	6
*,^	Westinghouse Solar Inc.	17,295	5
*	TBS International plc
	Class A	28,797	4
*	PGT Inc.	2,968	3
*	Supreme Industries Inc.
	Class A	435	1
*	Xerium Technologies Inc.	89	1
*	SL Industries Inc.	28	—
*	Lime Energy Co.	96	—
			2,111,826
Information Technology (18.5%)
*	Apple Inc.	1,254,908	508,238
	International Business
	Machines Corp.	1,616,521	297,246
	Microsoft Corp.	10,206,748	264,967
*	Google Inc. Class A	344,109	222,260

	Intel Corp.	7,107,731	172,362
	Oracle Corp.	5,477,920	140,509
	Cisco Systems Inc.	7,444,995	134,606
	Qualcomm Inc.	2,269,896	124,163
	Hewlett-Packard Co.	2,807,558	72,323
	Visa Inc. Class A	705,436	71,623
*	EMC Corp.	2,794,839	60,201
	Mastercard Inc. Class A	147,007	54,807
*	eBay Inc.	1,569,714	47,609
	Accenture plc Class A	872,106	46,422
	Texas Instruments Inc.	1,563,430	45,511
	Automatic Data
	Processing Inc.	662,609	35,788
*	Dell Inc.	2,221,738	32,504
	Corning Inc.	2,125,682	27,591
*	Cognizant Technology
	Solutions Corp. Class A	410,735	26,414
*	Yahoo! Inc.	1,622,722	26,175
	Intuit Inc.	390,618	20,543
	Motorola Solutions Inc.	417,582	19,330
	Broadcom Corp. Class A	650,524	19,099
	Applied Materials Inc.	1,781,906	19,084
*	Adobe Systems Inc.	667,850	18,880
*	NetApp Inc.	498,220	18,070
	TE Connectivity Ltd.	586,054	18,056
*	Salesforce.com Inc.	171,934	17,444
	Altera Corp.	438,622	16,273
*	SanDisk Corp.	323,911	15,940
*	Symantec Corp.	1,001,847	15,679
	Western Union Co.	848,708	15,497
*	Citrix Systems Inc.	254,458	15,451
	Xerox Corp.	1,897,743	15,106
*	Motorola Mobility
	Holdings Inc.	382,662	14,847
*	Juniper Networks Inc.	720,476	14,705
	Analog Devices Inc.	404,774	14,483
	Paychex Inc.	441,245	13,286
*	F5 Networks Inc.	109,255	11,594
	Xilinx Inc.	358,961	11,508
*	NVIDIA Corp.	815,850	11,308
*	Fiserv Inc.	191,639	11,257
*	Teradata Corp.	227,795	11,050
	CA Inc.	545,633	11,030
	KLA-Tencor Corp.	226,030	10,906
*	Red Hat Inc.	260,724	10,765
	Amphenol Corp. Class A	230,050	10,442
	Maxim Integrated
	Products Inc.	398,285	10,371
*	Western Digital Corp.	315,025	9,750
*	Marvell Technology
	Group Ltd.	702,076	9,724
*	VMware Inc. Class A	115,554	9,613
	Microchip Technology Inc.	257,395	9,428
*	Autodesk Inc.	309,063	9,374
	Seagate Technology plc	566,759	9,295

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Linear Technology Corp.	308,577	9,267
*	Electronic Arts Inc.	446,727	9,203
	Fidelity National Information
	Services Inc.	330,644	8,792
	Avago Technologies Ltd.	298,803	8,623
	Activision Blizzard Inc.	694,582	8,557
*	Nuance
	Communications Inc.	330,096	8,305
*	Akamai Technologies Inc.	249,555	8,056
*	BMC Software Inc.	236,874	7,765
*	Micron Technology Inc.	1,219,708	7,672
	VeriSign Inc.	213,409	7,623
*	Trimble Navigation Ltd.	166,258	7,216
*	Alliance Data
	Systems Corp.	68,927	7,157
*	ANSYS Inc.	124,384	7,125
*	Equinix Inc.	63,625	6,452
*	Avnet Inc.	206,845	6,431
*	Lam Research Corp.	167,593	6,204
*	Rackspace Hosting Inc.	141,214	6,074
	Harris Corp.	162,078	5,841
*	Arrow Electronics Inc.	155,549	5,819
*	Flextronics
	International Ltd.	986,825	5,585
	FLIR Systems Inc.	216,238	5,421
*	TIBCO Software Inc.	225,417	5,390
*	Informatica Corp.	143,845	5,312
*	Synopsys Inc.	193,669	5,268
	Jabil Circuit Inc.	266,293	5,235
	Global Payments Inc.	108,677	5,149
	Factset Research
	Systems Inc.	58,911	5,142
*	MICROS Systems Inc.	109,341	5,093
*	Atmel Corp.	627,749	5,085
*	VeriFone Systems Inc.	140,359	4,986
	Computer Sciences Corp.	209,857	4,974
*	Riverbed Technology Inc.	198,940	4,675
*	ON Semiconductor Corp.	604,173	4,664
*	LSI Corp.	775,604	4,615
	IAC/InterActiveCorp	107,135	4,564
*	SAIC Inc.	367,633	4,518
	Total System Services Inc.	221,700	4,336
*	Advanced Micro
	Devices Inc.	791,638	4,275
	Solera Holdings Inc.	95,852	4,269
*	Netlogic Microsystems Inc.	84,062	4,167
*	Gartner Inc.	117,550	4,087
*	Skyworks Solutions Inc.	250,907	4,070
*	SuccessFactors Inc.	101,574	4,050
*	Ingram Micro Inc.	214,614	3,904
*	Polycom Inc.	239,387	3,902
*	Novellus Systems Inc.	94,258	3,892
*	Cadence Design
	Systems Inc.	366,721	3,814

	Broadridge Financial
	Solutions Inc.	168,424	3,798
	Jack Henry &
	Associates Inc.	111,877	3,760
	Cypress
	Semiconductor Corp.	222,582	3,759
*	Rovi Corp.	151,653	3,728
*	Ariba Inc.	131,307	3,687
	Lexmark International Inc.
	Class A	108,057	3,573
*	NCR Corp.	212,886	3,504
*	Brocade Communications
	Systems Inc.	660,242	3,427
*	Teradyne Inc.	250,501	3,414
	National Instruments Corp.	130,981	3,399
*	Cree Inc.	149,838	3,302
*	JDS Uniphase Corp.	306,670	3,202
*	Concur Technologies Inc.	62,579	3,178
	Molex Inc. Class A	158,227	3,130
	MercadoLibre Inc.	39,128	3,112
*	NeuStar Inc. Class A	89,060	3,043
*	Tech Data Corp.	59,198	2,925
*	Parametric Technology Corp.	159,113	2,905
*	WebMD Health Corp.	75,430	2,832
*	Fortinet Inc.	125,237	2,731
*	Wright Express Corp.	50,104	2,720
	InterDigital Inc.	61,018	2,659
*	Zebra Technologies Corp.	73,407	2,627
*,^	First Solar Inc.	76,487	2,582
	ADTRAN Inc.	83,690	2,524
*	Viasat Inc.	54,581	2,517
	Diebold Inc.	83,176	2,501
*	Silicon Laboratories Inc.	57,349	2,490
*	Compuware Corp.	297,960	2,479
*	CommVault Systems Inc.	57,677	2,464
*	QLIK Technologies Inc.	100,296	2,427
*	Anixter International Inc.	40,431	2,411
*	Acme Packet Inc.	77,123	2,384
	DST Systems Inc.	50,859	2,315
	Plantronics Inc.	63,709	2,271
*	Semtech Corp.	89,098	2,211
*	AOL Inc.	146,421	2,211
*	CACI International Inc.
	Class A	39,420	2,204
*	Dolby Laboratories Inc.
	Class A	71,802	2,191
*	FEI Co.	53,424	2,179
*	Ultimate Software Group Inc.	33,262	2,166
*	Taleo Corp. Class A	55,302	2,140
*	Aspen Technology Inc.	121,724	2,112
*	QLogic Corp.	140,731	2,111
*	Convergys Corp.	164,365	2,099
*	Fairchild Semiconductor
	International Inc. Class A	174,027	2,095
*	Finisar Corp.	123,513	2,068

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Universal Display Corp.	56,174	2,061
*	RF Micro Devices Inc.	376,897	2,035
*	Itron Inc.	55,670	1,991
*	Aruba Networks Inc.	107,253	1,986
*	Microsemi Corp.	118,217	1,980
*	Cymer Inc.	39,773	1,979
	Cognex Corp.	54,470	1,949
*	SolarWinds Inc.	69,541	1,944
	MAXIMUS Inc.	46,681	1,930
	Sapient Corp.	151,684	1,911
	Tellabs Inc.	472,432	1,909
*	Hittite Microwave Corp.	38,537	1,903
	MKS Instruments Inc.	68,183	1,897
	Fair Isaac Corp.	52,834	1,894
*	JDA Software Group Inc.	57,984	1,878
*	International Rectifier Corp.	93,692	1,820
*	Cavium Inc.	63,169	1,796
*	Coherent Inc.	34,315	1,794
	Intersil Corp. Class A	171,797	1,794
*	Progress Software Corp.	91,562	1,772
*	Vishay Intertechnology Inc.	196,950	1,771
	j2 Global Inc.	62,638	1,763
*	ValueClick Inc.	107,869	1,757
	Lender Processing
	Services Inc.	115,943	1,747
*	Mentor Graphics Corp.	127,822	1,733
*	PMC - Sierra Inc.	312,459	1,722
	Blackbaud Inc.	60,839	1,685
*	Arris Group Inc.	155,555	1,683
*	Netgear Inc.	50,074	1,681
*	VistaPrint NV	54,770	1,676
*	Entegris Inc.	184,876	1,613
*	Ciena Corp.	129,293	1,564
*	LinkedIn Corp. Class A	24,552	1,547
*	DealerTrack Holdings Inc.	56,651	1,544
*	Quest Software Inc.	82,628	1,537
*	Manhattan Associates Inc.	37,055	1,500
*	CoreLogic Inc.	115,233	1,490
*	Cabot Microelectronics Corp.	31,479	1,487
*	TiVo Inc.	164,223	1,473
*	Blue Coat Systems Inc.	57,160	1,455
*	RightNow Technologies Inc.	33,729	1,441
*	Brightpoint Inc.	132,293	1,423
*	Euronet Worldwide Inc.	76,068	1,406
*	FARO Technologies Inc.	30,094	1,384
*	Tyler Technologies Inc.	45,730	1,377
*	Bottomline Technologies Inc.	59,090	1,369
*	Cardtronics Inc.	50,492	1,366
*	Synaptics Inc.	45,257	1,365
*	Acxiom Corp.	111,494	1,361
*	Cirrus Logic Inc.	85,633	1,357
*	Take-Two Interactive
	Software Inc.	99,827	1,353
	Littelfuse Inc.	31,412	1,350
*	Ceva Inc.	44,530	1,347

*	Websense Inc.	71,176	1,333
*	IPG Photonics Corp.	39,093	1,324
	Power Integrations Inc.	39,681	1,316
*	Monster Worldwide Inc.	165,744	1,314
*	ACI Worldwide Inc.	45,825	1,312
*	Plexus Corp.	47,919	1,312
*	Liquidity Services Inc.	35,359	1,305
*	NetSuite Inc.	32,103	1,302
*	Advent Software Inc.	53,426	1,301
*	MicroStrategy Inc. Class A	12,012	1,301
	NIC Inc.	97,357	1,296
*	Scansource Inc.	35,865	1,291
*	Sourcefire Inc.	39,263	1,271
*	GT Advanced
	Technologies Inc.	172,207	1,247
*	Constant Contact Inc.	53,459	1,241
*	Lattice
	Semiconductor Corp.	207,276	1,231
*	MEMC Electronic
	Materials Inc.	309,977	1,221
*	ATMI Inc.	60,226	1,206
*	Benchmark Electronics Inc.	88,743	1,195
	Syntel Inc.	25,186	1,178
*	Veeco Instruments Inc.	55,823	1,161
*	BroadSoft Inc.	38,122	1,151
	Brooks Automation Inc.	110,836	1,138
	Ebix Inc.	49,290	1,089
*	Tessera Technologies Inc.	64,798	1,085
*,^	VirnetX Holding Corp.	43,183	1,078
*	Insight Enterprises Inc.	70,350	1,076
*	TriQuint Semiconductor Inc.	217,592	1,060
*	Kulicke & Soffa
	Industries Inc.	113,761	1,052
*	LoopNet Inc.	57,105	1,044
	Black Box Corp.	37,178	1,042
*	Integrated Device
	Technology Inc.	189,152	1,033
*	CSG Systems
	International Inc.	70,045	1,030
*	Unisys Corp.	51,930	1,024
*	Amkor Technology Inc.	233,237	1,017
*	Diodes Inc.	47,599	1,014
*	Rambus Inc.	130,075	982
*	Rofin-Sinar
	Technologies Inc.	42,359	968
	Comtech
	Telecommunications Corp.	33,458	958
*	Omnivision
	Technologies Inc.	77,590	949
*	Electronics for Imaging Inc.	66,419	946
*	Applied Micro Circuits Corp.	139,723	939
*	RealPage Inc.	36,989	935
*	InfoSpace Inc.	84,750	931
*	Advanced Energy
	Industries Inc.	86,802	931

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	EchoStar Corp. Class A	44,364	929
	Earthlink Inc.	143,403	924
	Heartland Payment
	Systems Inc.	37,780	920
*	Sanmina-SCI Corp.	98,314	915
*	Digital River Inc.	60,928	915
	Badger Meter Inc.	30,986	912
*	Dice Holdings Inc.	109,231	906
*	Tekelec	82,698	904
*	Ancestry.com Inc.	39,035	896
*	Bankrate Inc.	41,502	892
*	Forrester Research Inc.	26,210	890
*	Kenexa Corp.	33,284	889
*	Harmonic Inc.	175,094	882
*	3D Systems Corp.	60,884	877
	Pegasystems Inc.	29,682	873
*	Electro Scientific
	Industries Inc.	57,687	835
*	OpenTable Inc.	21,334	835
*	Netscout Systems Inc.	46,563	820
	MTS Systems Corp.	19,941	813
*	OSI Systems Inc.	16,596	810
*	SYNNEX Corp.	26,361	803
	Mantech International Corp.
	Class A	25,566	799
*	FleetCor Technologies Inc.	26,598	794
*	Accelrys Inc.	116,059	780
	EPIQ Systems Inc.	64,648	777
*	Loral Space &
	Communications Inc.	11,902	772
*	Synchronoss
	Technologies Inc.	25,154	760
*	TTM Technologies Inc.	67,390	739
*	DTS Inc.	26,817	731
	Daktronics Inc.	74,645	714
*	CIBER Inc.	183,997	710
	CTS Corp.	76,292	702
*	Zynga Inc.	73,537	692
*	Infinera Corp.	109,950	691
*	Rogers Corp.	18,687	689
*	Cray Inc.	106,296	688
	Molex Inc.	28,365	677
	Keynote Systems Inc.	32,357	665
*	Emulex Corp.	96,041	659
*	iGate Corp.	41,639	655
*	Fusion-io Inc.	26,920	651
*	PROS Holdings Inc.	43,656	650
*	TNS Inc.	36,592	648
*	Checkpoint Systems Inc.	59,072	646
	ModusLink Global
	Solutions Inc.	119,675	646
*	Avid Technology Inc.	75,264	642
*	Computer Task Group Inc.	45,531	641
*	Actuate Corp.	107,998	633

*	Interactive Intelligence
	Group Inc.	27,602	633
	Cohu Inc.	55,061	625
*	TeleTech Holdings Inc.	38,063	617
*	Integrated Silicon
	Solution Inc.	67,016	613
*	IXYS Corp.	55,904	605
*	LogMeIn Inc.	15,692	605
*	Freescale Semiconductor
	Holdings I Ltd.	47,544	601
	Methode Electronics Inc.	72,163	598
*	Callidus Software Inc.	93,096	598
	AVX Corp.	46,765	597
*	Anaren Inc.	35,335	587
*	Sonus Networks Inc.	244,673	587
*	Stratasys Inc.	19,252	585
*	Advanced Analogic
	Technologies Inc.	100,691	582
*	Spansion Inc. Class A	70,120	581
*	Agilysys Inc.	70,953	564
*	XO Group Inc.	67,574	564
*	KIT Digital Inc.	66,595	563
	Park Electrochemical Corp.	21,725	557
	DDi Corp.	58,399	545
*	Quantum Corp.	225,446	541
*	ExlService Holdings Inc.	24,110	539
*	DemandTec Inc.	40,779	537
*	Formfactor Inc.	105,442	534
*	Axcelis Technologies Inc.	400,482	533
*	comScore Inc.	25,088	532
*	Volterra
	Semiconductor Corp.	20,383	522
*	Magma Design
	Automation Inc.	72,581	521
*	Standard
	Microsystems Corp.	20,099	518
*	Intermec Inc.	75,383	517
*,^	Higher One Holdings Inc.	28,035	517
*	Ultratech Inc.	21,030	517
*	Oplink Communications Inc.	30,433	501
	American Software Inc.
	Class A	53,008	501
*	Silicon Graphics
	International Corp.	43,262	496
	OPNET	13,487	495
*	Digi International Inc.	44,119	492
	Electro Rent Corp.	28,496	489
*	Imation Corp.	84,008	481
*	LivePerson Inc.	38,130	479
	Micrel Inc.	47,068	476
*	Hackett Group Inc.	127,068	475
*	SS&C Technologies
	Holdings Inc.	25,999	470
*	Monolithic Power
	Systems Inc.	31,128	469

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Stamps.com Inc.	17,230	450
	United Online Inc.	82,504	449
*	Openwave Systems Inc.	280,054	443
*	Power-One Inc.	112,616	440
*	Sycamore Networks Inc.	24,523	439
*	Fabrinet	32,085	439
*	Extreme Networks	150,156	438
*	RealD Inc.	55,171	438
	Marchex Inc. Class B	70,034	438
*	Entropic
	Communications Inc.	85,227	436
*	MIPS Technologies Inc.
	Class A	96,336	430
*	SunPower Corp. Class A	68,850	429
*	Multi-Fineline Electronix Inc.	20,740	426
*	Monotype Imaging
	Holdings Inc.	27,169	424
*	Globecomm Systems Inc.	29,633	405
*	Internap Network
	Services Corp.	66,037	392
*	LTX-Credence Corp.	71,283	381
*	Kopin Corp.	98,250	381
*	Exar Corp.	58,198	378
*	Anadigics Inc.	172,101	377
*	Verint Systems Inc.	13,528	373
*	Measurement
	Specialties Inc.	13,267	371
*	CalAmp Corp.	86,604	368
*	NVE Corp.	6,628	368
*	Newport Corp.	26,891	366
*	Dynamics Research Corp.	31,852	361
*	STEC Inc.	41,633	358
*	Mercury Computer
	Systems Inc.	26,601	354
*	Saba Software Inc.	44,797	353
*	S1 Corp.	36,553	350
	Cass Information
	Systems Inc.	9,556	348
*	Move Inc.	52,834	334
*	IntraLinks Holdings Inc.	52,673	329
*	Echelon Corp.	64,762	315
*	Kemet Corp.	44,114	311
*	Limelight Networks Inc.	104,976	311
	Bel Fuse Inc. Class B	16,516	310
*	Maxwell Technologies Inc.	18,691	304
*	Cornerstone OnDemand Inc.	16,625	303
*	Net 1 UEPS
	Technologies Inc.	38,239	293
*	FSI International Inc.	79,347	290
*	Vocus Inc.	13,005	287
*	Immersion Corp.	55,249	286
*	Amtech Systems Inc.	32,658	278
*	MoneyGram
	International Inc.	15,355	273
	RealNetworks Inc.	36,299	272

*	Silicon Image Inc.	57,329	269
*	Ixia	24,925	262
*	Nanometrics Inc.	13,952	257
*	Vishay Precision Group Inc.	15,985	255
*	Super Micro Computer Inc.	16,172	254
*	KVH Industries Inc.	32,125	250
*	Novatel Wireless Inc.	78,198	245
*	Global Cash Access
	Holdings Inc.	54,855	244
*	Perficient Inc.	24,012	240
*	FalconStor Software Inc.	91,290	236
*	STR Holdings Inc.	27,740	228
*	DSP Group Inc.	43,784	228
*	Aviat Networks Inc.	122,430	224
*,^	OCZ Technology Group Inc.	32,449	215
*	Zygo Corp.	11,953	211
*	Virtusa Corp.	13,814	200
*	Emcore Corp.	229,469	198
*	AXT Inc.	47,038	196
*	Dot Hill Systems Corp.	145,296	193
*	Sigma Designs Inc.	32,175	193
*	Oclaro Inc.	64,900	183
*	ShoreTel Inc.	28,187	180
*	QuinStreet Inc.	19,202	180
*	Photronics Inc.	29,501	179
*	Lionbridge Technologies Inc.	78,239	179
*	Datalink Corp.	21,655	179
*	Identive Group Inc.	75,453	168
*	Mindspeed
	Technologies Inc.	36,654	168
*	Intevac Inc.	22,587	167
*	AuthenTec Inc.	51,145	164
*	Calix Inc.	24,875	161
*	Ipass Inc.	111,342	155
*	VASCO Data Security
	International Inc.	23,588	154
*	Autobytel Inc.	216,333	151
*	Supertex Inc.	7,784	147
	PC-Tel Inc.	20,954	143
*	Aware Inc.	44,257	134
*	Web.com Group Inc.	11,320	130
*	Aeroflex Holding Corp.	12,571	129
*	Information Services
	Group Inc.	124,028	128
*	Edgewater Technology Inc.	46,266	127
*	Reis Inc.	13,713	125
*	LRAD Corp.	82,645	123
*	ServiceSource
	International Inc.	7,848	123
*	Inphi Corp.	10,284	123
*	Rudolph Technologies Inc.	12,940	120
	PC Connection Inc.	10,505	117
*	LeCroy Corp.	13,559	114
*	Concurrent Computer Corp.	29,783	113
*	Rubicon Technology Inc.	11,949	112

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Comverge Inc.	88,361	111
*	CyberOptics Corp.	14,065	110
*	Seachange International Inc.	14,436	101
	Evolving Systems Inc.	13,528	101
*	Envestnet Inc.	8,111	97
*	LoJack Corp.	30,922	95
*	Cinedigm Digital
	Cinema Corp. Class A	66,352	92
*	Symmetricom Inc.	16,944	91
*,^	Travelzoo Inc.	3,696	91
*,^	Wave Systems Corp.
	Class A	40,107	87
*	Demand Media Inc.	12,800	85
*	Authentidate Holding Corp.	119,942	82
*	Pericom
	Semiconductor Corp.	10,612	81
*	MoSys Inc.	19,222	81
*	Radisys Corp.	15,433	78
*	TeleNav Inc.	9,993	78
*	MaxLinear Inc.	15,986	76
*,^	Motricity Inc.	83,249	75
*	Active Network Inc.	5,430	74
	Pulse Electronics Corp.	26,190	73
	Crexendo Inc.	25,382	72
*	Looksmart Ltd.	54,701	71
*	QuickLogic Corp.	27,004	70
	Rimage Corp.	6,050	68
*	Powerwave
	Technologies Inc.	32,363	67
*	support.com Inc.	29,004	65
*	TeleCommunication
	Systems Inc. Class A	27,184	64
*	Mattson Technology Inc.	45,776	63
	Richardson Electronics Ltd.	5,074	62
*	Innodata Isogen Inc.	15,170	60
*	PDF Solutions Inc.	8,005	56
*	Echo Global Logistics Inc.	3,450	56
*	Hutchinson Technology Inc.	36,408	55
*	Zix Corp.	19,000	54
	Telular Corp.	7,116	53
*	Bsquare Corp.	15,441	53
*	Transwitch Corp.	16,462	53
*	Deltek Inc.	5,344	52
*	THQ Inc.	64,284	49
*	GSI Technology Inc.	10,119	47
*	Frequency Electronics Inc.	6,132	47
*	SRS Labs Inc.	8,051	46
*	X-Rite Inc.	9,958	46
*	NCI Inc. Class A	3,856	45
*	GSI Group Inc.	4,364	45
*	PRGX Global Inc.	7,136	42
*	Network Engines Inc.	43,784	42
*	Network Equipment
	Technologies Inc.	35,089	41

*	Westell Technologies Inc.
	Class A	17,678	39
	QAD Inc. Class A	3,629	38
*	Pixelworks Inc.	15,645	38
	TheStreet Inc.	22,378	38
*	Smith Micro Software Inc.	31,088	35
*	Ditech Networks Inc.	34,438	32
	Bel Fuse Inc. Class A	1,477	31
*	Online Resources Corp.	12,713	31
*	ID Systems Inc.	6,449	31
*	PAR Technology Corp.	7,772	30
*	PLX Technology Inc.	10,402	30
*	StarTek Inc.	15,375	30
*	Ikanos Communications Inc.	36,361	29
*	ORBCOMM Inc.	9,769	29
*	Document Security
	Systems Inc.	11,321	29
*	Planar Systems Inc.	13,735	27
*	GSE Systems Inc.	13,415	26
*	Viasystems Group Inc.	1,531	26
*	Presstek Inc.	46,306	25
*	BTU International Inc.	9,344	24
*,^	Energy Conversion
	Devices Inc.	107,333	22
*	Digimarc Corp.	904	22
*	MEMSIC Inc.	8,040	21
*	Microvision Inc.	56,881	20
*	Numerex Corp. Class A	2,362	19
*	SPS Commerce Inc.	724	19
*	Lantronix Inc.	6,995	18
*	WebMediaBrands Inc.	36,233	17
*	Rainmaker Systems Inc.	19,115	16
*	Rosetta Stone Inc.	1,884	14
*	Intellicheck Mobilisa Inc.	16,110	14
*	Ultra Clean Holdings	2,159	13
*	Ramtron International Corp.	6,551	13
*	Glu Mobile Inc.	3,752	12
*	HSW International Inc.	3,300	11
*	Transact Technologies Inc.	1,540	11
*	Opnext Inc.	13,481	11
*	Mattersight Corp.	2,159	10
*	Superconductor
	Technologies Inc.	7,872	10
*	iGO Inc.	11,872	9
*	Zhone Technologies Inc.	10,572	9
*	Convio Inc.	800	9
*	Research Frontiers Inc.	2,555	9
*	TechTarget Inc.	1,179	7
*	Parkervision Inc.	7,548	6
	QAD Inc. Class B	573	6
*	Pervasive Software Inc.	1,008	6
*	Digital Ally Inc.	9,500	6
*	Vertro Inc.	4,874	5
*	Trident Microsystems Inc.	24,205	4
*	Selectica Inc.	829	3

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Alpha & Omega
	Semiconductor Ltd.	300	2
*	Wireless Telecom Group Inc.	1,403	2
*	Mitel Networks Corp.	500	2
*	Spire Corp.	2,366	1
*	Market Leader Inc.	464	1
*	Management Network
	Group Inc.	626	1
*	Tier Technologies Inc.
	Class B	121	1
*	Guidance Software Inc.	80	1
*	PC Mall Inc.	63	—
*	Newtek Business
	Services Inc.	204	—
*	GTSI Corp.	50	—
*	Performance
	Technologies Inc.	70	—
*	Video Display Corp.	19	—
			3,513,805
Materials (4.0%)
	EI du Pont de
	Nemours & Co.	1,262,023	57,775
	Monsanto Co.	723,640	50,706
	Freeport-McMoRan
	Copper & Gold Inc.	1,282,806	47,194
	Dow Chemical Co.	1,598,539	45,974
	Praxair Inc.	408,903	43,712
	Newmont Mining Corp.	668,653	40,126
	Air Products &
	Chemicals Inc.	288,214	24,553
	Ecolab Inc.	405,965	23,469
	Mosaic Co.	413,602	20,858
	PPG Industries Inc.	213,191	17,799
	Nucor Corp.	427,930	16,933
	International Paper Co.	561,461	16,619
	CF Industries Holdings Inc.	97,083	14,075
	LyondellBasell Industries
	NV Class A	386,229	12,549
	Alcoa Inc.	1,438,514	12,443
	Cliffs Natural
	Resources Inc.	197,608	12,321
	Sherwin-Williams Co.	122,306	10,918
	Sigma-Aldrich Corp.	164,823	10,295
	Celanese Corp. Class A	211,095	9,345
	FMC Corp.	96,640	8,315
	Airgas Inc.	97,214	7,591
	Ball Corp.	210,331	7,511
	Eastman Chemical Co.	189,403	7,398
	MeadWestvaco Corp.	231,108	6,922
	Vulcan Materials Co.	174,894	6,882
*	Crown Holdings Inc.	204,588	6,870
	Allegheny Technologies Inc.	136,765	6,537
	Albemarle Corp.	117,939	6,075
	Ashland Inc.	105,570	6,034

	International Flavors &
	Fragrances Inc.	109,432	5,736
	Rock-Tenn Co. Class A	96,355	5,560
^	United States Steel Corp.	194,923	5,158
	Walter Energy Inc.	84,508	5,118
	Reliance Steel &
	Aluminum Co.	101,382	4,936
	Royal Gold Inc.	70,115	4,728
	Aptargroup Inc.	90,361	4,714
	Valspar Corp.	120,465	4,695
	Martin Marietta
	Materials Inc.	61,854	4,664
	Temple-Inland Inc.	147,047	4,663
*	WR Grace & Co.	99,737	4,580
	Sonoco Products Co.	135,184	4,456
	RPM International Inc.	177,467	4,357
*	Owens-Illinois Inc.	222,299	4,308
	Domtar Corp.	53,340	4,265
	Bemis Co. Inc.	139,968	4,210
	Sealed Air Corp.	233,602	4,020
	Steel Dynamics Inc.	283,182	3,724
*	Rockwood Holdings Inc.	88,825	3,497
	Packaging Corp. of America	138,449	3,495
*	Allied Nevada Gold Corp.	114,807	3,476
	Carpenter Technology Corp.	60,213	3,100
	Compass Minerals
	International Inc.	44,870	3,089
	NewMarket Corp.	14,978	2,967
*	Coeur d’Alene Mines Corp.	122,198	2,950
*	Solutia Inc.	166,744	2,881
	Cytec Industries Inc.	64,215	2,867
	Cabot Corp.	89,206	2,867
	Scotts Miracle-Gro Co.
	Class A	60,036	2,803
	Huntsman Corp.	263,604	2,636
	Silgan Holdings Inc.	66,951	2,587
	Sensient Technologies Corp.	64,911	2,460
	Commercial Metals Co.	157,530	2,179
	Olin Corp.	109,335	2,148
	Hecla Mining Co.	375,467	1,964
*	AbitibiBowater Inc.	132,317	1,925
*,^	Molycorp Inc.	80,089	1,921
	Titanium Metals Corp.	121,574	1,821
	Buckeye Technologies Inc.	53,028	1,773
*	Stillwater Mining Co.	156,926	1,642
	Balchem Corp.	39,783	1,613
*	Intrepid Potash Inc.	71,225	1,612
	HB Fuller Co.	67,280	1,555
*	Chemtura Corp.	132,667	1,505
	Eagle Materials Inc.	58,292	1,496
*	Louisiana-Pacific Corp.	181,805	1,467
	Schweitzer-Mauduit
	International Inc.	22,074	1,467
	PolyOne Corp.	126,439	1,460
	Greif Inc. Class A	31,928	1,454

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Innophos Holdings Inc.	29,825	1,448
	Schnitzer Steel
	Industries Inc.	33,675	1,424
	Minerals Technologies Inc.	24,720	1,397
*	Clearwater Paper Corp.	37,530	1,337
	Worthington Industries Inc.	78,603	1,288
	AK Steel Holding Corp.	152,437	1,259
*	Calgon Carbon Corp.	76,390	1,200
	Haynes International Inc.	21,777	1,189
	AMCOL International Corp.	41,309	1,109
	Globe Specialty Metals Inc.	81,278	1,088
	Westlake Chemical Corp.	25,207	1,014
*	Innospec Inc.	34,603	971
*	Georgia Gulf Corp.	48,339	942
	PH Glatfelter Co.	66,209	935
*	OM Group Inc.	40,628	910
	Texas Industries Inc.	28,810	887
*	RTI International Metals Inc.	37,501	870
	Koppers Holdings Inc.	24,816	853
*	Kraton Performance
	Polymers Inc.	41,171	836
	Quaker Chemical Corp.	21,236	826
*	Materion Corp.	33,979	825
	Myers Industries Inc.	64,987	802
	Stepan Co.	9,822	787
	Tredegar Corp.	35,057	779
	Neenah Paper Inc.	34,732	775
	Kaiser Aluminum Corp.	16,500	757
	American Vanguard Corp.	55,713	743
*	Graphic Packaging
	Holding Co.	173,188	738
*	Flotek Industries Inc.	73,702	734
*	Century Aluminum Co.	85,272	726
	Deltic Timber Corp.	11,951	722
	Boise Inc.	91,768	653
	Hawkins Inc.	17,088	630
	A Schulman Inc.	29,148	617
*	Ferro Corp.	122,951	601
	Gold Resource Corp.	27,426	583
*	KapStone Paper and
	Packaging Corp.	32,645	514
*	Mercer International Inc.	83,182	507
*	US Gold Corp.	138,436	465
*	AM Castle & Co.	48,058	455
*	Horsehead Holding Corp.	47,547	428
*	General Moly Inc.	137,486	425
	Olympic Steel Inc.	17,882	417
*	LSB Industries Inc.	14,470	406
*	ADA-ES Inc.	16,256	368
*	Omnova Solutions Inc.	71,425	329
	Kronos Worldwide Inc.	17,781	321
	Zep Inc.	22,054	308
	Noranda Aluminum
	Holding Corp.	35,813	296
	Wausau Paper Corp.	35,272	291

*	US Energy Corp. Wyoming	93,278	271
*	Zoltek Cos. Inc.	33,563	256
*	Landec Corp.	45,424	251
*	Headwaters Inc.	102,319	227
*	Universal Stainless & Alloy	5,459	204
*	Metals USA Holdings Corp.	17,076	192
*	TPC Group Inc.	7,474	174
	KMG Chemicals Inc.	9,793	169
	Chase Corp.	9,925	138
*	Spartech Corp.	27,580	131
*	Paramount Gold and
	Silver Corp.	57,235	123
*	AEP Industries Inc.	3,657	103
*	American Pacific Corp.	9,574	73
*	Golden Minerals Co.	11,260	65
*	Senomyx Inc.	16,555	58
*	Penford Corp.	10,687	54
*	United States Lime &
	Minerals Inc.	813	49
*,^	Clean Diesel
	Technologies Inc.	14,310	40
*	Nanophase
	Technologies Corp.	66,261	27
*	Solitario Exploration &
	Royalty Corp.	12,887	18
*	Ampal American Israel
	Class A	43,513	13
*	Verso Paper Corp.	12,787	12
*	Continental Materials Corp.	5	—
			753,801
Telecommunication Services (2.7%)
	AT&T Inc.	8,021,433	242,568
	Verizon
	Communications Inc.	3,831,984	153,739
	CenturyLink Inc.	834,020	31,026
*	Crown Castle
	International Corp.	387,213	17,347
*	Sprint Nextel Corp.	4,042,075	9,458
	Windstream Corp.	788,290	9,254
	Frontier
	Communications Corp.	1,343,449	6,919
*	SBA
	Communications Corp.
	Class A	150,872	6,481
*	NII Holdings Inc.	230,659	4,913
*	tw telecom inc Class A	193,796	3,756
*	Level 3
	Communications Inc.	207,865	3,532
*	MetroPCS
	Communications Inc.	345,336	2,997
	Telephone & Data
	Systems Inc.	88,994	2,304
*	AboveNet Inc.	30,077	1,955
*	Cincinnati Bell Inc.	345,559	1,047

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Leap Wireless
	International Inc.	102,008	948
*	United States Cellular Corp.	20,642	901
	Atlantic Tele-Network Inc.	22,486	878
*	Cogent Communications
	Group Inc.	50,023	845
*	Clearwire Corp. Class A	323,677	628
*	General Communication Inc.
	Class A	59,519	583
*	Premiere Global
	Services Inc.	67,753	574
	Consolidated
	Communications
	Holdings Inc.	30,037	572
	NTELOS Holdings Corp.	22,869	466
*	8x8 Inc.	137,841	437
*	Vonage Holdings Corp.	151,717	372
	Lumos Networks Corp.	22,867	351
	HickoryTech Corp.	31,568	350
	USA Mobility Inc.	23,848	331
*	Neutral Tandem Inc.	26,272	281
	Shenandoah
	Telecommunications Co.	25,862	271
^	Alaska Communications
	Systems Group Inc.	88,542	266
*	Cbeyond Inc.	31,369	251
*	Iridium Communications Inc.	27,809	214
	IDT Corp. Class B	20,507	192
	Telephone & Data
	Systems Inc. (Special
	Common Shares)	7,633	182
	SureWest Communications	11,131	134
*	Globalstar Inc.	110,417	60
*	Towerstream Corp.	19,301	40
*	FiberTower Corp.	52,594	11
	Warwick Valley
	Telephone Co.	38	1
			507,435
Utilities (3.9%)
	Southern Co.	1,160,681	53,728
	Dominion Resources Inc.	770,278	40,886
	Duke Energy Corp.	1,801,536	39,634
	Exelon Corp.	896,719	38,891
	NextEra Energy Inc.	542,825	33,047
	American Electric
	Power Co. Inc.	652,410	26,951
	FirstEnergy Corp.	565,684	25,060
	Consolidated Edison Inc.	396,073	24,568
	PPL Corp.	781,474	22,991
	Public Service Enterprise
	Group Inc.	684,286	22,588
	PG&E Corp.	544,084	22,427
	Progress Energy Inc.	398,470	22,322
	Xcel Energy Inc.	655,267	18,112
	Entergy Corp.	239,325	17,483

	Edison International	418,520	17,327
	Sempra Energy	308,122	16,947
	DTE Energy Co.	228,823	12,459
	ONEOK Inc.	133,085	11,537
	Wisconsin Energy Corp.	315,811	11,041
	CenterPoint Energy Inc.	546,664	10,982
	Ameren Corp.	326,444	10,815
*	AES Corp.	898,617	10,640
	Constellation Energy
	Group Inc.	258,274	10,246
	NiSource Inc.	378,996	9,024
	Northeast Utilities	238,833	8,615
	American Water
	Works Co. Inc.	237,516	7,567
	CMS Energy Corp.	342,031	7,552
	OGE Energy Corp.	132,638	7,522
	SCANA Corp.	165,942	7,477
	Pinnacle West Capital Corp.	147,184	7,091
*	Calpine Corp.	434,147	7,090
	AGL Resources Inc.	157,976	6,676
	Alliant Energy Corp.	150,189	6,625
	NSTAR	139,753	6,563
	Pepco Holdings Inc.	305,478	6,201
*	NRG Energy Inc.	326,593	5,918
	Integrys Energy Group Inc.	105,907	5,738
	MDU Resources Group Inc.	255,619	5,486
	TECO Energy Inc.	276,321	5,289
	National Fuel Gas Co.	95,134	5,287
	ITC Holdings Corp.	69,372	5,264
	NV Energy Inc.	319,495	5,224
	Questar Corp.	240,314	4,773
	Westar Energy Inc.	156,722	4,510
	UGI Corp.	150,644	4,429
	Aqua America Inc.	187,342	4,131
	Atmos Energy Corp.	122,199	4,075
	Great Plains Energy Inc.	184,062	4,009
	Hawaiian Electric
	Industries Inc.	130,704	3,461
	Vectren Corp.	111,550	3,372
	Piedmont Natural
	Gas Co. Inc.	98,194	3,337
	Cleco Corp.	83,279	3,173
	WGL Holdings Inc.	69,950	3,093
	IDACORP Inc.	67,798	2,875
	New Jersey
	Resources Corp.	56,520	2,781
*	GenOn Energy Inc.	1,052,027	2,746
	Portland General
	Electric Co.	102,780	2,599
	Southwest Gas Corp.	59,547	2,530
	UIL Holdings Corp.	69,001	2,441
	South Jersey Industries Inc.	41,008	2,330
	PNM Resources Inc.	112,270	2,047
	Avista Corp.	79,047	2,035
	Allete Inc.	45,026	1,890

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Unisource Energy Corp.	50,334	1,858
	El Paso Electric Co.	51,579	1,787
	NorthWestern Corp.	49,718	1,779
	Northwest Natural Gas Co.	36,062	1,728
	Black Hills Corp.	51,080	1,715
	MGE Energy Inc.	31,596	1,478
	Laclede Group Inc.	33,433	1,353
	Empire District Electric Co.	53,400	1,126
	CH Energy Group Inc.	17,932	1,047
	American States Water Co.	28,953	1,010
	Otter Tail Corp.	44,095	971
	California Water Service
	Group	47,959	876
	Central Vermont Public
	Service Corp.	19,087	670
	SJW Corp.	27,951	661
	Connecticut Water
	Service Inc.	20,610	559
	Chesapeake Utilities Corp.	11,951	518
	Ormat Technologies Inc.	26,906	485
*	Dynegy Inc. Class A	143,246	397
	Middlesex Water Co.	15,893	296
	Unitil Corp.	8,562	243
*	Cadiz Inc.	19,263	185
	Genie Energy Ltd. Class B	22,882	181
	York Water Co.	7,075	125
	Artesian Resources Corp.
	Class A	6,245	118
	Consolidated Water Co. Ltd.	13,015	112
*	Synthesis Energy
	Systems Inc.	30,151	47
	Pennichuck Corp.	1,085	31
	Delta Natural Gas Co. Inc.	700	24
*	Purecycle Corp.	11,129	21
	RGC Resources Inc.	32	1
			734,930
Total Common Stocks
(Cost $17,097,161)			18,868,439

		Market
		Value
	Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market
Liquidity Fund,
0.110%	81,157,680	81,158

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan
Bank Discount Notes,
0.025%, 3/23/12	200	200
[4,6] Freddie Mac
Discount Notes,
0.040%, 2/15/12	1,000	1,000
[4,6] Freddie Mac
Discount Notes,
0.050%, 4/4/12	1,320	1,319
[4,6] Freddie Mac
Discount Notes,
0.050%, 4/24/12	4,000	3,999
		6,518
Total Temporary Cash Investments
(Cost $87,677)		87,676
Total Investments (100.0%)
(Cost $17,184,838)		18,956,115
Other Assets and Liabilities (0.0%)
Other Assets		47,657
Liabilities[3]		(43,234)
		4,423
Net Assets (100%)		18,960,538

Institutional Total Stock Market Index Fund

At December 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	17,784,779
Undistributed Net Investment Income	2,335
Accumulated Net Realized Losses	(599,199)
Unrealized Appreciation (Depreciation)
Investment Securities	1,771,277
Futures Contracts	1,346
Net Assets	18,960,538

Institutional Shares—Net Assets
Applicable to 101,485,190 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,873,785
Net Asset Value Per Share—
Institutional Shares	$28.32

Institutional Plus Shares—Net Assets
Applicable to 568,020,244 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	16,086,753
Net Asset Value Per Share—
Institutional Plus Shares	$28.32

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $25,544,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $27,209,000 of collateral received for securities on loan.
4 Securities with a value of $6,518,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2011
($000)
Investment Income
Income
Dividends	321,320
Interest[1]	108
Security Lending	3,651
Total Income	325,079
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	1,111
Management and Administrative—Institutional Plus Shares	3,044
Total Expenses	4,155
Net Investment Income	320,924
Realized Net Gain (Loss)
Investment Securities Sold	(196,608)
Futures Contracts	1,142
Realized Net Gain (Loss)	(195,466)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	145,373
Futures Contracts	254
Change in Unrealized Appreciation (Depreciation)	145,627
Net Increase (Decrease) in Net Assets Resulting from Operations	271,085
1 Interest income from an affiliated company of the fund was $98,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	320,924	261,050
Realized Net Gain (Loss)	(195,466)	102,435
Change in Unrealized Appreciation (Depreciation)	145,627	1,947,122
Net Increase (Decrease) in Net Assets Resulting from Operations	271,085	2,310,607
Distributions
Net Investment Income
Institutional Shares	(50,403)	(37,307)
Institutional Plus Shares	(269,359)	(224,408)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(319,762)	(261,715)
Capital Share Transactions
Institutional Shares	661,395	275,016
Institutional Plus Shares	3,123,665	679,934
Net Increase (Decrease) from Capital Share Transactions	3,785,060	954,950
Total Increase (Decrease)	3,736,383	3,003,842
Net Assets
Beginning of Period	15,224,155	12,220,313
End of Period[1]	18,960,538	15,224,155
1 Net Assets—End of Period includes undistributed net investment income of $2,335,000 and $1,173,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$28.54	$24.80	$19.68	$31.89	$30.71
Investment Operations
Net Investment Income	.532	.495	.483	.550	.547
Net Realized and Unrealized Gain (Loss)
on Investments	(.222)	3.741	5.120	(12.208)	1.179
Total from Investment Operations	.310	4.236	5.603	(11.658)	1.726
Distributions
Dividends from Net Investment Income	(.530)	(.496)	(.483)	(.552)	(.546)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.530)	(.496)	(.483)	(.552)	(.546)
Net Asset Value, End of Period	$28.32	$28.54	$24.80	$19.68	$31.89

Total Return	1.09%	17.28%	28.84%	-36.90%	5.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,874	$2,248	$1,700	$1,106	$1,271
Ratio of Total Expenses to
Average Net Assets	0.042%	0.045%	0.045%	0.045%	0.045%
Ratio of Net Investment Income to
Average Net Assets	1.93%	1.95%	2.36%	2.12%	1.81%
Portfolio Turnover Rate[1]	12%	14%	13%	13%	10%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$28.54	$24.81	$19.68	$31.89	$30.71
Investment Operations
Net Investment Income	.537	.499	.487	.556	.553
Net Realized and Unrealized Gain (Loss)
on Investments	(.221)	3.732	5.130	(12.209)	1.179
Total from Investment Operations	.316	4.231	5.617	(11.653)	1.732
Distributions
Dividends from Net Investment Income	(.536)	(.501)	(.487)	(.557)	(.552)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.536)	(.501)	(.487)	(.557)	(.552)
Net Asset Value, End of Period	$28.32	$28.54	$24.81	$19.68	$31.89

Total Return	1.11%	17.25%	28.92%	-36.89%	5.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,087	$12,976	$10,520	$6,631	$8,599
Ratio of Total Expenses to
Average Net Assets	0.022%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	1.95%	1.97%	2.38%	2.14%	1.83%
Portfolio Turnover Rate[1]	12%	14%	13%	13%	10%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $100 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

Institutional Total Stock Market Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. Effective June 2011, the annual fee rate was reduced to 0.04% for the Institutional Shares and 0.02% for the Institutional Plus Shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,868,372	—	67
Temporary Cash Investments	81,158	6,518	—
Futures Contracts—Liabilities[1]	(318)	—	—
Total	18,949,212	6,518	67
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	—
Transfers into Level 3	184
Transfers out of Level 3	(67)
Change in Unrealized Appreciation (Depreciation)	(50)
Balance as of December 31, 2011	67

Institutional Total Stock Market Index Fund

D. At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2012	137	42,902	1,114
E-mini S&P 500 Index	March 2012	590	36,952	116
E-mini Russell 2000 Index	March 2012	128	9,457	116

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences are primarily attributed to deferral of losses on wash sales and will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2011, the fund had $2,335,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $454,538,000 to offset future net capital gains. Of this amount, $115,540,000 may be used to offset future net capital gains through December 31, 2017. Capital losses of $338,998,000 realized beginning in fiscal 2011 may be carried forward indefinitely but must be used before any expiring loss carryforwards.

At December 31, 2011, the cost of investment securities for tax purposes was $17,328,153,000. Net unrealized appreciation of investment securities for tax purposes was $1,627,962,000, consisting of unrealized gains of $3,313,617,000 on securities that had risen in value since their purchase and $1,685,655,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2011, the fund purchased $5,773,204,000 of investment securities and sold $1,981,746,000 of investment securities, other than temporary cash investments.

Institutional Total Stock Market Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	889,661	30,675	968,244	36,921
Issued in Lieu of Cash Distributions	44,048	1,551	32,776	1,248
Redeemed	(272,314)	(9,515)	(726,004)	(27,934)
Net Increase (Decrease)—Institutional Shares	661,395	22,711	275,016	10,235
Institutional Plus Shares
Issued	5,795,813	207,689	2,681,039	108,189
Issued in Lieu of Cash Distributions	246,311	8,660	199,020	7,597
Redeemed	(2,918,459)	(102,938)	(2,200,125)	(85,280)
Net Increase (Decrease)—Institutional Plus Shares	3,123,665	113,411	679,934	30,506

H. In preparing the financial statements as of December 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Total Stock Market Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 10, 2012

Special 2011 tax information (unaudited) for Vanguard Institutional Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2011, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $301,152,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 91.7% of investment income (dividend income plus short-term gains, if any)
qualifies for the dividends-received deduction.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	6/30/2011	12/31/2011	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$950.43	$0.20
Institutional Plus Shares	1,000.00	950.21	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,025.00	$0.20
Institutional Plus Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8710 022012

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2011: $45,000
Fiscal Year Ended December 31, 2010: $43,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2011: $3,978,540
Fiscal Year Ended December 31, 2010: $3,607,060

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2011: $1,341,750
Fiscal Year Ended December 31, 2010: $791,350

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2011: $373,830
Fiscal Year Ended December 31, 2010: $336,090

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2011: $16,000
Fiscal Year Ended December 31, 2010: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2011: $389,830
Fiscal Year Ended December 31, 2010: $352,090

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 21, 2012

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 21, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011 see file Number
33-23444, Incorporated by Reference.